UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851


                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices)(Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period:_6/30/08

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                 JUNE 30, 2008

Franklin Templeton
Conservative Target Fund

Franklin Templeton
Moderate Target Fund

Franklin Templeton
Growth Target Fund

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                             FUND ALLOCATOR SERIES

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

Semiannual Report

Economic and Market Overview

During the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. A weaker U.S. dollar compared with most foreign currencies contributed to increased export demand, which helped the fragile economy. Also supporting the economy were inventory buildup, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Many economists agreed, however, that the slowing U.S. economy -- which is the world's largest and accounts for roughly 25% of global gross domestic product -- could have a meaningfully negative impact on growth prospects around the world.(1) Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. For the 12 months ended June 30, 2008, the core U.S. Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.(2) Many of the world's monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world's currencies, and the dollar's weakness contributed to higher commodities prices, as most of these prices are set in U.S. dollars.

(1.) Source: Global Insight.

(2.) Source: Bureau of Labor Statistics.


                              Semiannual Report | 3

Against this challenging economic backdrop, investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Many global and U.S. equity markets were volatile, and a majority of them declined over the reporting period. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                              4 | Semiannual Report

Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

ASSET ALLOCATION*

Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 6/30/08

                                  (PIE CHART)

Domestic Fixed Income...   27.8%
Domestic Equity.........   27.7%
Foreign Fixed Income....   13.4%
Foreign Equity..........   12.0%
Short-Term Investments &
   Other Net Assets.....   19.1%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Conservative Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A had a -3.65% cumulative total return for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 34.


                              Semiannual Report | 5

TOP 10 FUND HOLDINGS

Franklin Templeton Conservative Target Fund 6/30/08

                                        % OF TOTAL
                                        NET ASSETS
                                        ----------
Franklin U.S. Government Securities
   Fund - Advisor Class                    14.0%
Templeton Global Bond Fund
   - Advisor Class                         13.4%
Franklin Total Return Fund
   - Advisor Class                          9.9%
Mutual Shares Fund - Class Z                8.1%
Franklin Flex Cap Growth Fund
   - Advisor Class                          7.5%
Franklin Small Cap Growth Fund
   - Advisor Class                          6.0%
Mutual European Fund - Class Z              4.1%
Franklin Strategic Mortgage Portfolio       3.9%
Templeton Foreign Fund
   - Advisor Class                          2.6%
Franklin Natural Resources Fund
   - Advisor Class                          2.5%

+1.13% and +1.23%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity funds, 40% fixed income funds, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.8% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, at 8.1% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic

(2.) Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                              6 | Semiannual Report
exposure was 67.5% of the Fund's total income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 14.0% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500 during the six-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor Class and Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index, while Franklin Total Return Fund - Advisor Class lagged.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Conservative
Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 7

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTCIX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$0.87    $12.72    $13.59
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.1337
Long-Term Capital Gain           $0.2407
   TOTAL                         $0.3744

CLASS B (SYMBOL: N/A)                      CHANGE   6/30/08   12/31/07
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      -$0.87    $12.68    $13.55
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0849
Long-Term Capital Gain           $0.2407
   TOTAL                         $0.3256

CLASS C (SYMBOL: FTCCX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$0.87    $12.55    $13.42
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0912
Long-Term Capital Gain           $0.2407
   TOTAL                         $0.3319

CLASS R (SYMBOL: FTCRX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$0.86    $12.69    $13.55
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.1189
Long-Term Capital Gain           $0.2407
   TOTAL                         $0.3596

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/08   12/31/07
---------------------------                ------   -------   --------
Net Asset Value (NAV)                      -$0.86    $12.71    $13.57
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.1492
Long-Term Capital Gain           $0.2407
   TOTAL                         $0.3899


                             8 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                 6-MONTH          1-YEAR    5-YEAR         10-YEAR
-------                                 -------          ------   -------   -------------------
Cumulative Total Return(2)                -3.65%          -0.92%   +41.73%         +77.13%
Average Annual Total Return(3)            -9.19%          -6.60%    +5.97%          +5.26%
Value of $10,000 Investment(4)           $9,081          $9,340   $13,364         $16,694
   Total Annual Operating Expenses(5)
      Without Waiver                              1.41%
      With Waiver                                 1.18%

CLASS B                                 6-MONTH          1-YEAR    3-YEAR   INCEPTION (12/1/03)
-------                                 -------          ------   -------   -------------------
Cumulative Total Return(2)                -3.95%          -1.66%   +17.19%         +27.48%
Average Annual Total Return(3)            -7.69%          -5.39%    +4.52%          +5.08%
Value of $10,000 Investment(4)           $9,231          $9,461   $11,419         $12,548
   Total Annual Operating Expenses(5)
      Without Waiver                              2.16%
      With Waiver                                 1.93%

CLASS C                                 6-MONTH          1-YEAR    5-YEAR          10-YEAR
-------                                 -------          ------   -------   -------------------
Cumulative Total Return(2)                -4.01%          -1.65%   +36.46%         +64.30%
Average Annual Total Return(3)            -4.95%          -2.59%    +6.41%          +5.09%
Value of $10,000 Investment(4)           $9,505          $9,741   $13,646         $16,430
   Total Annual Operating Expenses(5)
      Without Waiver                              2.16%
      With Waiver                                 1.93%

CLASS R                                 6-MONTH          1-YEAR    5-YEAR    INCEPTION (1/1/02)
-------                                 -------          ------   -------   -------------------
Cumulative Total Return(2)                -3.69%          -1.14%   +40.01%         +43.99%
Average Annual Total Return(3)            -3.69%          -1.14%    +6.96%          +5.78%
Value of $10,000 Investment(4)           $9,631          $9,886   $14,001         $14,399
   Total Annual Operating Expenses(5)
      Without Waiver                              1.66%
      With Waiver                                 1.43%

ADVISOR CLASS(6)                        6-MONTH          1-YEAR    5-YEAR         10-YEAR
----------------                        -------          ------   -------   -------------------
Cumulative Total Return(2)                -3.47%          -0.66%   +42.61%         +78.23%
Average Annual Total Return(3)            -3.47%          -0.66%    +7.36%          +5.95%
Value of $10,000 Investment(4)           $9,653          $9,934   $14,261         $17,823
   Total Annual Operating Expenses(5)
      Without Waiver                              1.16%
      With Waiver                                 0.93%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 0.93% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.


                               Semiannual Report | 9

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed.
                 These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.26% and +6.02%.


                             10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  963.50             $2.49
Hypothetical (5% return before expenses)         $1,000           $1,022.33             $2.56
CLASS B
Actual                                           $1,000           $  960.50             $6.14
Hypothetical (5% return before expenses)         $1,000           $1,018.60             $6.32
CLASS C
Actual                                           $1,000           $  959.90             $6.09
Hypothetical (5% return before expenses)         $1,000           $1,018.65             $6.27
CLASS R
Actual                                           $1,000           $  963.10             $3.71
Hypothetical (5% return before expenses)         $1,000           $1,021.08             $3.82
ADVISOR CLASS
Actual                                           $1,000           $  965.30             $1.27
Hypothetical (5% return before expenses)         $1,000           $1,023.57             $1.31

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.51%; B: 1.26%; C: 1.25%; R: 0.76%; and
     Advisor: 0.26%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             12 | Semiannual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

ASSET ALLOCATION*

Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 6/30/08

                                   (PIE CHART)

Domestic Equity ...............................   37.4%
Domestic Fixed Income .........................   24.9%
Foreign Equity ................................   16.5%
Foreign Fixed Income ..........................   12.1%
Short-Term Investments & Other Net Assets .....    9.1%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Moderate Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A had a -5.19% cumulative total return for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 40.


                             Semiannual Report | 13

TOP 10 FUND HOLDINGS

Franklin Templeton Moderate Target Fund 6/30/08

                                        % OF TOTAL
                                        NET ASSETS
                                        ----------
Franklin U.S. Government Securities
   Fund - Advisor Class                    12.4%
Templeton Global Bond Fund
   - Advisor Class                         12.1%
Mutual Shares Fund - Class Z               10.7%
Franklin Flex Cap Growth Fund
   - Advisor Class                         10.1%
Franklin Total Return Fund
   - Advisor Class                          8.9%
Franklin Small Cap Growth Fund
   - Advisor Class                          8.1%
Mutual European Fund - Class Z              5.7%
Franklin Strategic Mortgage Portfolio       3.5%
Templeton Foreign Fund
   - Advisor Class                          3.3%
Franklin Natural Resources Fund
   - Advisor Class                          3.3%

+1.13% and +1.23%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity funds, 35% fixed income funds, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.4% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, at 10.7% of the Fund's total net assets, was

(2.) Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             14 | Semiannual Report
our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.3% of the Fund's total income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 12.4% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500 during the six-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor Class and Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index, while Franklin Total Return Fund - Advisor Class lagged.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Moderate
Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 15

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FMTIX)                        CHANGE   6/30/08   12/31/07
-----------------------                        ------   -------   --------
Net Asset Value (NAV)                          -$1.23    $13.12    $14.35
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $0.1137
Long-Term Capital Gain               $0.3712
   TOTAL                             $0.4849

CLASS B (SYMBOL: FBMTX)                        CHANGE   6/30/08   12/31/07
-----------------------                        ------   -------   --------
Net Asset Value (NAV)                          -$1.23    $13.08    $14.31
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $0.0634
Long-Term Capital Gain               $0.3712
   TOTAL                             $0.4346

CLASS C (SYMBOL: FTMTX)                        CHANGE   6/30/08   12/31/07
-----------------------                        ------   -------   --------
Net Asset Value (NAV)                          -$1.23    $12.88    $14.11
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $0.0666
Long-Term Capital Gain               $0.3712
   TOTAL                             $0.4378

CLASS R (SYMBOL: FTMRX)                        CHANGE   6/30/08   12/31/07
-----------------------                        ------   -------   --------
Net Asset Value (NAV)                          -$1.23    $13.09    $14.32
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $0.0985
Long-Term Capital Gain               $0.3712
   TOTAL                             $0.4697

ADVISOR CLASS (SYMBOL: N/A)                    CHANGE   6/30/08   12/31/07
---------------------------                    ------   -------   --------
Net Asset Value (NAV)                          -$1.23   $13.12     $14.35
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $0.1302
Long-Term Capital Gain               $0.3712
   TOTAL                             $0.5014


                              16 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                 6-MONTH         1-YEAR    5-YEAR   10-YEAR
-------                                 -------         ------   -------   -------
Cumulative Total Return(2)                -5.19%         -2.74%   +51.12%   +74.84%
Average Annual Total Return(3)           -10.67%         -8.37%    +7.34%    +5.12%
Value of $10,000 Investment(4)          $ 8,933         $9,163   $14,249   $16,483
   Total Annual Operating Expenses(5)
      Without Waiver                              1.46%
      With Waiver                                 1.25%

CLASS B                                 6-MONTH          1-YEAR     3-YEAR   INCEPTION (12/1/03)
-------                                 -------          ------    -------   -------------------
Cumulative Total Return(2)                -5.63%          -3.53%    +19.54%        +32.45%
Average Annual Total Return(3)            -9.28%          -7.15%     +5.24%         +5.97%
Value of $10,000 Investment(4)           $9,072          $9,285    $11,654        $13,045
   Total Annual Operating Expenses(5)
      Without Waiver                              2.21%
      With Waiver                                 2.00%

CLASS C                                 6-MONTH          1-YEAR      5-YEAR   10-YEAR
-------                                 -------          ------     -------   -------
Cumulative Total Return(2)                -5.62%          -3.55%    + 45.56%   +62.11%
Average Annual Total Return(3)            -6.53%          -4.45%      +7.80%    +4.95%
Value of $10,000 Investment(4)           $9,347          $9,555     $14,556   $16,211
   Total Annual Operating Expenses(5)
      Without Waiver                              2.21%
      With Waiver                                 2.00%

CLASS R                                 6-MONTH          1-YEAR     5-YEAR   INCEPTION (1/1/02)
-------                                 -------         -------    -------   ------------------
Cumulative Total Return(2)                -5.38%          -3.07%    +49.17%        +49.49%
Average Annual Total Return(3)            -5.38%          -3.07%     +8.33%         +6.39%
Value of $10,000 Investment(4)           $9,462          $9,693    $14,917        $14,949
   Total Annual Operating Expenses(5)
      Without Waiver                              1.71%
      With Waiver                                 1.50%

ADVISOR CLASS(6)                        6-MONTH          1-YEAR    5-YEAR   10-YEAR
----------------                        -------          ------   -------   --------
Cumulative Total Return(2)                -5.08%          -2.56%   +52.16%   +76.05%
Average Annual Total Return(3)            -5.08%          -2.56%    +8.76%    +5.82%
Value of $10,000 Investment(4)           $9,492          $9,744   $15,216   $17,605
   Total Annual Operating Expenses(5)
      Without Waiver                              1.21%
      With Waiver                                 1.00%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 1.00% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.


                             Semiannual Report | 17

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed.
               These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.24% and +6.36%.


                             18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  948.10             $2.52
Hypothetical (5% return before expenses)         $1,000           $1,022.28             $2.61
CLASS B
Actual                                           $1,000           $  943.70             $6.14
Hypothetical (5% return before expenses)         $1,000           $1,018.55             $6.37
CLASS C
Actual                                           $1,000           $  943.80             $6.14
Hypothetical (5% return before expenses)         $1,000           $1,018.55             $6.37
CLASS R
Actual                                           $1,000           $  946.20             $3.73
Hypothetical (5% return before expenses)         $1,000           $1,021.03             $3.87
ADVISOR CLASS
Actual                                           $1,000           $  949.20             $1.31
Hypothetical (5% return before expenses)         $1,000           $1,023.52             $1.36

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.52%; B: 1.27%; C: 1.27%; R: 0.77%; and
     Advisor: 0.27%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             20 | Semiannual Report

Franklin Templeton
Growth Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

ASSET ALLOCATION*

Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 6/30/08

                                   (PIE CHART)

Domestic Equity ...............................   55.4%
Foreign Equity ................................   23.5%
Domestic Fixed Income .........................   10.9%
Foreign Fixed Income ..........................    5.4%
Short-Term Investments & Other Net Assets .....    4.8%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Growth Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A had a cumulative total return of -8.12% for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                             Semiannual Report | 21

TOP 10 FUND HOLDINGS

Franklin Templeton Growth Target Fund 6/30/08

                                      % OF TOTAL
                                      NET ASSETS
                                      ----------
Mutual Shares Fund - Class Z             15.9%
Franklin Flex Cap Growth Fund
   - Advisor Class                       14.8%
Franklin Small Cap Growth Fund
   - Advisor Class                       12.2%
Mutual European Fund - Class Z            8.1%
Franklin U.S. Government Securities
   Fund - Advisor Class                   5.4%
Templeton Global Bond Fund
   - Advisor Class                        5.4%
Franklin Natural Resources Fund
   - Advisor Class                        5.1%
Templeton Foreign Fund
   - Advisor Class                        4.5%
Franklin Growth Opportunities
   Fund - Advisor Class                   4.4%
Franklin Gold and Precious Metals
   Fund - Advisor Class                   4.1%

+1.13% and +1.23%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 24.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity funds, 15% fixed income funds, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 70.2% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, at 15.9% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side,

(2.) Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             22 | Semiannual Report
domestic exposure was 66.9% of the Fund's total income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class and Templeton Global Bond Fund - Advisor Class were our largest fixed income fund weightings at 5.4% of total net assets each.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500 during the six-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund -Advisor Class and Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index, while Franklin Total Return Fund - Advisor Class lagged.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 23

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FGTIX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$1.98    $14.19    $16.17
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0092
Long-Term Capital Gain           $0.6580
      TOTAL                      $0.6672

CLASS B (SYMBOL: N/A)                      CHANGE   6/30/08   12/31/07
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      -$2.01    $13.90    $15.91
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0092
Long-Term Capital Gain           $0.6580
   TOTAL                         $0.6672

CLASS C (SYMBOL: FTGTX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$2.01    $13.89    $15.90
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0092
Long-Term Capital Gain           $0.6580
   TOTAL                         $0.6672

CLASS R (SYMBOL: FGTRX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$1.97    $14.05    $16.02
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0092
Long-Term Capital Gain           $0.6580
   TOTAL                         $0.6672

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/08   12/31/07
---------------------------                ------   -------   --------
Net Asset Value (NAV)                      -$1.96    $14.23    $16.19
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0092
Long-Term Capital Gain           $0.6580
   TOTAL                         $0.6672


                             24 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                   6-MONTH          1-YEAR    5-YEAR         10-YEAR
-------                                   -------          ------   -------   -------------------
Cumulative Total Return(2)                  -8.12%          -6.37%   +63.83%         +74.06%
Average Annual Total Return(3)             -13.42%         -11.74%    +9.09%          +5.07%
Value of $10,000 Investment(4)             $8,658          $8,826   $15,448         $16,405
   Total Annual Operating Expenses(5)
      Without Waiver                                1.58%
      With Waiver                                   1.33%

CLASS B                                   6-MONTH          1-YEAR    3-YEAR   INCEPTION (12/1/03)
-------                                   -------          ------   -------   -------------------
Cumulative Total Return(2)                  -8.44%          -7.09%   -22.52%         +37.44%
Average Annual Total Return(3)             -11.93%         -10.53%    +6.12%          +6.85%
Value of $10,000 Investment(4)             $8,807          $8,947   $11,952         $13,544
   Total Annual Operating Expenses(5)
      Without Waiver                                2.33%
      With Waiver                                   2.08%

CLASS C                                   6-MONTH          1-YEAR    5-YEAR         10-YEAR
-------                                   -------          ------   -------   -------------------
Cumulative Total Return(2)                  -8.45%          -7.07%   +57.74%         +61.53%
Average Annual Total Return(3)              -9.32%          -7.93%    +9.54%          +4.91%
Value of $10,000 Investment(4)             $9,068          $9,207   $15,774         $16,153
   Total Annual Operating Expenses(5)
      Without Waiver                                2.33%
      With Waiver                                   2.08%

CLASS R                                   6-MONTH          1-YEAR    5-YEAR    INCEPTION (1/1/02)
-------                                   -------          ------   -------   -------------------
Cumulative Total Return(2)                  -8.19%          -6.55%   +61.97%         +52.49%
Average Annual Total Return(3)              -8.19%          -6.55%   +10.12%          +6.72%
Value of $10,000 Investment(4)             $9,181          $9,345   $16,197         $15,249
   Total Annual Operating Expenses(5)
      Without Waiver                                1.83%
      With Waiver                                   1.58%

ADVISOR CLASS(6)                          6-MONTH          1-YEAR    5-YEAR         10-YEAR
----------------                          -------          ------   -------   -------------------
Cumulative Total Return(2)                  -7.98%          -6.16%   +64.92%         +75.22%
Average Annual Total Return(3)              -7.98%          -6.16%   +10.52%          +5.77%
Value of $10,000 Investment(4)             $9,202          $9,384   $16,492         $17,522
   Total Annual Operating Expenses(5)
      Without Waiver                                1.33%
      With Waiver                                   1.08%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 1.07% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.


                             Semiannual Report | 25

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed.
                 These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.12% and +6.32%.


                             26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  918.80              $2.48
Hypothetical (5% return before expenses)         $1,000           $1,022.28              $2.61
CLASS B
Actual                                           $1,000           $  915.60              $6.05
Hypothetical (5% return before expenses)         $1,000           $1,018.55              $6.37
CLASS C
Actual                                           $1,000           $  915.50              $6.05
Hypothetical (5% return before expenses)         $1,000           $1,018.55              $6.37
CLASS R
Actual                                           $1,000           $  918.10              $3.67
Hypothetical (5% return before expenses)         $1,000           $1,021.03              $3.87
ADVISOR CLASS
Actual                                           $1,000           $  920.20              $1.29
Hypothetical (5% return before expenses)         $1,000           $1,023.52              $1.36

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.52%; B: 1.27%; C: 1.27%; R: 0.77%; and
     Advisor: 0.27%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             28 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                                                 YEAR ENDED
                                          SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,                   JULY 31,
                                            JUNE 30, 2008    --------------------------------------------    -------------------
                                             (UNAUDITED)       2007        2006        2005       2004(a)      2004        2003
                                          ----------------   --------    --------    --------    --------    --------    -------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .............................      $  13.59        $  13.33    $  12.74    $  12.48    $  11.66    $  10.91    $ 10.23
                                             --------        --------    --------    --------    --------    --------    -------
Income from investment operations(b):
   Net investment income(c, d) ........          0.14            0.48        0.41        0.29        0.12        0.23       0.23
   Net realized and unrealized gains
      (losses) ........................         (0.64)           0.60        0.84        0.29        0.84        0.74       0.69
                                             --------        --------    --------    --------    --------    --------    -------
Total from investment operations ......         (0.50)           1.08        1.25        0.58        0.96        0.97       0.92
                                             --------        --------    --------    --------    --------    --------    -------
Less distributions from:
   Net investment income ..............         (0.13)          (0.47)      (0.42)      (0.32)      (0.14)      (0.22)     (0.24)
   Net realized gains .................         (0.24)          (0.35)      (0.24)         --          --          --         --
                                             --------        --------    --------    --------    --------    --------    -------
Total distributions ...................         (0.37)          (0.82)      (0.66)      (0.32)      (0.14)      (0.22)     (0.24)
                                             --------        --------    --------    --------    --------    --------    -------
Redemption fees .......................            --(e)           --(e)       --(e)       --(e)       --(e)       --(e)      --
                                             --------        --------    --------    --------    --------    --------    -------
Net asset value, end of period ........      $  12.72        $  13.59    $  13.33    $  12.74    $  12.48    $  11.66    $ 10.91
                                             ========        ========    ========    ========    ========    ========    =======
Total return(f) .......................         (3.65)%          8.29%       9.92%       4.70%       8.30%       8.89%      8.99%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...................          0.63%           0.68%       0.69%       0.73%       0.82%       0.85%      0.91%
Expenses net of waiver and payments
   by affiliates(h) ...................          0.51%           0.49%       0.50%       0.69%       0.82%       0.85%      0.91%
Net investment income(d) ..............          2.08%           3.52%       3.09%       2.31%       2.40%       2.00%      2.21%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....      $282,864        $251,570    $194,477    $162,079    $139,153    $117,013    $64,409
Portfolio turnover rate ...............          0.16%           8.11%      11.08%       8.16%       2.63%       3.71%     18.03%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                          SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,          PERIOD ENDED
                                            JUNE 30, 2008    -------------------------------------     JULY 31,
                                             (UNAUDITED)      2007      2006      2005     2004(a)      2004(b)
                                          ----------------   ------    ------    ------    -------   ------------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..        $13.55        $13.29    $12.71    $12.46    $11.63      $11.67
                                               ------        ------    ------    ------    ------      ------
Income from investment operations(c):
   Net investment income(d, e) ........          0.09          0.36      0.30      0.19      0.09        0.07
   Net realized and unrealized gains
      (losses) ........................         (0.64)         0.61      0.84      0.29      0.84        0.04
                                               ------        ------    ------    ------    ------      ------
Total from investment operations ......         (0.55)         0.97      1.14      0.48      0.93        0.11
                                               ------        ------    ------    ------    ------      ------
Less distributions from:
   Net investment income ..............         (0.08)        (0.36)    (0.32)    (0.23)    (0.10)      (0.15)
   Net realized gains .................         (0.24)        (0.35)    (0.24)       --        --          --
                                               ------        ------    ------    ------    ------      ------
Total distributions ...................         (0.32)        (0.71)    (0.56)    (0.23)    (0.10)      (0.15)
                                               ------        ------    ------    ------    ------      ------
Redemption fees .......................            --(f)         --(f)     --(f)     --(f)     --(f)       --(f)
                                               ------        ------    ------    ------    ------      ------
Net asset value, end of period ........        $12.68        $13.55    $13.29    $12.71    $12.46      $11.63
                                               ------        ------    ------    ------    ------      ------
Total return(g) .......................         (3.95)%        7.42%     9.05%     3.87%     8.02%       0.98%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ...................          1.38%         1.43%     1.44%     1.48%     1.57%       1.60%
Expenses net of waiver and payments
   by affiliates(i) ...................          1.26%         1.24%     1.25%     1.44%     1.57%       1.60%
Net investment income(e) ..............          1.33%         2.77%     2.34%     1.56%     1.65%       1.25%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....        $6,562        $6,497    $6,422    $6,202    $5,223      $3,567
Portfolio turnover rate ...............          0.16%         8.11%    11.08%     8.16%     2.63%       3.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period December 1, 2003 (effective date) to July 31, 2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             30 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                                               YEAR ENDED
                                          SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,                  JULY 31,
                                            JUNE 30, 2008    ------------------------------------------    ------------------
                                             (UNAUDITED)       2007        2006       2005      2004(a)      2004       2003
                                          ----------------   --------    -------    --------    -------    -------    -------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..      $  13.42        $  13.18    $ 12.60     $ 12.36    $ 11.53    $ 10.80    $ 10.14
                                             --------        --------    -------     -------    -------    -------    -------
Income from investment operations(b):
   Net investment income(c, d) ........          0.09            0.38       0.30        0.19       0.08       0.14       0.15
   Net realized and unrealized gains
      (losses) ........................         (0.63)           0.58       0.85        0.28       0.84       0.73       0.67
                                             --------        --------    -------     -------    -------    -------    -------
Total from investment operations ......         (0.54)           0.96       1.15        0.47       0.92       0.87       0.82
                                             --------        --------    -------     -------    -------    -------    -------
Less distributions from:
   Net investment income ..............         (0.09)          (0.37)     (0.33)      (0.23)     (0.09)     (0.14)     (0.16)
   Net realized gains .................         (0.24)          (0.35)     (0.24)         --         --         --         --
                                             --------        --------    -------     -------    -------    -------    -------
Total distributions ...................         (0.33)          (0.72)     (0.57)      (0.23)     (0.09)     (0.14)     (0.16)
                                             --------        --------    -------     -------    -------    -------    -------
Redemption fees .......................            --(e)           --(e)      --(e)       --(e)      --(e)      --(e)      --
                                             --------        --------    -------     -------    -------    -------    -------
Net asset value, end of period ........      $  12.55        $  13.42    $ 13.18     $ 12.60    $ 12.36    $ 11.53    $ 10.80
                                             ========        ========    =======     =======    =======    =======    =======
Total return(f) .......................         (4.01)%          7.48%      9.16%       3.83%      8.03%      8.04%      8.20%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...................          1.37%           1.43%      1.43%       1.47%      1.57%      1.60%      1.66%
Expenses net of waiver and payments
   by affiliates(h) ...................          1.25%           1.24%      1.24%       1.43%      1.57%      1.60%      1.66%
Net investment income(d) ..............          1.34%           2.77%      2.35%       1.57%      1.65%      1.25%      1.46%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....      $146,277        $110,914    $76,018     $63,298    $59,803    $52,881    $32,344
Portfolio turnover rate ...............          0.16%           8.11%     11.08%       8.16%      2.63%      3.71%     18.03%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 31

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                                                 YEAR ENDED
                                          SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,                    JULY 31,
                                            JUNE 30, 2008    -------------------------------------------     ------------------
                                             (UNAUDITED)       2007        2006        2005      2004(a)      2004        2003
                                          ----------------   -------     -------     -------     -------     ------      ------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..       $ 13.55        $ 13.30     $ 12.71     $ 12.46     $ 11.63     $10.89      $10.23
                                              -------        -------     -------     -------     -------     ------      ------
Income from investment operations(b):
   Net investment income(c, d) ........          0.12           0.47        0.37        0.26        0.11       0.21        0.19
   Net realized and unrealized gains
      (losses) ........................         (0.62)          0.57        0.85        0.28        0.85       0.72        0.69
                                              -------        -------     -------     -------     -------     ------      ------
Total from investment operations ......         (0.50)          1.04        1.22        0.54        0.96       0.93        0.88
                                              -------        -------     -------     -------     -------     ------      ------
Less distributions from:
   Net investment income ..............         (0.12)         (0.44)      (0.39)      (0.29)      (0.13)     (0.19)      (0.22)
   Net realized gains .................         (0.24)         (0.35)      (0.24)         --          --         --          --
                                              -------        -------     -------     -------     -------     ------      ------
Total distributions ...................         (0.36)         (0.79)      (0.63)      (0.29)      (0.13)     (0.19)      (0.22)
                                              -------        -------     -------     -------     -------     ------      ------
Redemption fees .......................            --(e)          --(e)       --(e)       --(e)       --(e)      --(e)       --
                                              -------        -------     -------     -------     -------     ------      ------
Net asset value, end of period ........       $ 12.69        $ 13.55     $ 13.30     $ 12.71     $ 12.46     $11.63      $10.89
                                              =======        =======     =======     =======     =======     ======      ======
Total return(f) .......................         (3.69)%         7.91%       9.73%       4.37%       8.27%      8.56%       8.79%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...................          0.88%          0.93%       0.94%       0.98%       1.07%      1.10%       1.16%
Expenses net of waiver and payments
   by affiliates(h) ...................          0.76%          0.74%       0.75%       0.94%       1.07%      1.10%       1.16%
Net investment income(d) ..............          1.83%          3.27%       2.84%       2.06%       2.15%      1.75%       1.96%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $29,277        $25,476     $14,490     $14,112     $12,199     $8,370      $5,718
Portfolio turnover rate ...............          0.16%          8.11%      11.08%       8.16%       2.63%      3.71%      18.03%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             32 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                  YEAR ENDED
                                                           SIX MONTHS ENDED       DECEMBER 31,        PERIOD ENDED
                                                             JUNE 30, 2008     -----------------      DECEMBER 31,
                                                              (UNAUDITED)       2007       2006         2005(a)
                                                           ----------------    ------     ------     -------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................       $13.57          $13.31     $12.72       $12.81
                                                               ------          ------     ------       ------
Income from investment operations(b):
   Net investment income(c, d) .........................         0.15            0.53       0.45         0.07
   Net realized and unrealized gains (losses) ..........        (0.62)           0.58       0.83         0.02
                                                               ------          ------     ------       ------
Total from investment operations .......................        (0.47)           1.11       1.28         0.09
                                                               ------          ------     ------       ------
Less distributions from:
   Net investment income ...............................        (0.15)          (0.50)     (0.45)       (0.18)
   Net realized gains ..................................        (0.24)          (0.35)     (0.24)          --
                                                               ------          ------     ------       ------
Total distributions ....................................        (0.39)          (0.85)     (0.69)       (0.18)
                                                               ------          ------     ------       ------
Redemption fees ........................................           --(e)           --(e)      --(e)        --(e)
                                                               ------          ------     ------       ------
Net asset value, end of period .........................       $12.71          $13.57     $13.31       $12.72
                                                               ======          ======     ======       ======
Total return(f) ........................................        (3.47)%          8.48%     10.28%        0.68%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates(h) ...         0.38%           0.43%      0.44%        0.48%
Expenses net of waiver and payments by affiliates(h) ...         0.26%           0.24%      0.25%        0.44%
Net investment income(d) ...............................         2.33%           3.77%      3.34%        2.56%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................       $3,663          $3,536     $1,726       $  753
Portfolio turnover rate ................................         0.16%           8.11%     11.08%        8.16%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 33

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                     SHARES         VALUE
    -------------------------------------------                                   ----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS 80.9%(a)
    DOMESTIC EQUITY 27.7%
(b) Franklin Flex Cap Growth Fund, Advisor Class ..............................      789,300   $ 35,289,595
(b) Franklin Growth Opportunities Fund, Advisor Class .........................      479,432      9,751,640
    Franklin MicroCap Value Fund, Advisor Class ...............................      224,432      6,975,353
    Franklin Natural Resources Fund, Advisor Class ............................      214,111     11,532,019
(b) Franklin Small Cap Growth Fund, Advisor Class .............................    3,097,159     28,184,144
    Mutual Shares Fund, Class Z ...............................................    1,748,443     37,923,730
                                                                                               ------------
                                                                                                129,656,481
                                                                                               ------------
    DOMESTIC FIXED INCOME 27.8%
    Franklin Strategic Mortgage Portfolio .....................................    2,028,035     18,475,396
    Franklin Total Return Fund, Advisor Class .................................    4,790,489     46,180,315
    Franklin U.S. Government Securities Fund, Advisor Class ...................   10,128,175     65,428,008
                                                                                               ------------
                                                                                                130,083,719
                                                                                               ------------
    FOREIGN EQUITY 12.0%
    Franklin Global Real Estate Fund, Advisor Class ...........................      687,010      5,839,584
    Franklin Gold and Precious Metals Fund, Advisor Class .....................      243,176     10,050,464
    Mutual European Fund, Class Z .............................................      840,677     19,100,180
    Templeton China World Fund, Advisor Class .................................      258,874      9,402,321
    Templeton Foreign Fund, Advisor Class .....................................    1,131,533     12,005,568
                                                                                               ------------
                                                                                                 56,398,117
                                                                                               ------------
    FOREIGN FIXED INCOME 13.4%
    Templeton Global Bond Fund, Advisor Class .................................    5,582,994     63,032,004
                                                                                               ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENT
       (COST $364,533,896) ....................................................                 379,170,321
                                                                                               ------------
    SHORT TERM INVESTMENT (COST $89,930,104) 19.2%
    MONEY MARKET FUND 19.2%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% ......   89,930,104     89,930,104
                                                                                               ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $454,464,000) 100.1% ..........                 469,100,425
    OTHER ASSETS, LESS LIABILITIES (0.1)% .....................................                    (456,514)
                                                                                               ------------
    NET ASSETS 100.0% .........................................................                $468,643,911
                                                                                               ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended June 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             34 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND


                                                                                                                     YEAR ENDED
                                         SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,                       JULY 31,
                                           JUNE 30, 2008    -----------------------------------------------    --------------------
                                            (UNAUDITED)       2007         2006         2005        2004(a)      2004        2003
                                         ----------------   --------     --------     --------     --------    --------    --------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ............................      $  14.35        $  14.03     $  13.14     $  12.69     $  11.65    $  10.64    $   9.83
                                            --------        --------     --------     --------     --------    --------    --------
Income from investment operations(b):
   Net investment income(c, d) .......          0.11            0.43         0.35         0.25         0.12        0.20        0.19
   Net realized and unrealized gains
      (losses) .......................         (0.86)           0.87         1.15         0.50         1.05        1.00        0.81
                                            --------        --------     --------     --------     --------    --------    --------
Total from investment operations .....         (0.75)           1.30         1.50         0.75         1.17        1.20        1.00
                                            --------        --------     --------     --------     --------    --------    --------
Less distributions from:
   Net investment income .............         (0.11)          (0.43)       (0.38)       (0.30)       (0.13)      (0.19)      (0.19)
   Net realized gains ................         (0.37)          (0.55)       (0.23)          --           --          --          --
                                            --------        --------     --------     --------     --------    --------    --------
Total distributions ..................         (0.48)          (0.98)       (0.61)       (0.30)       (0.13)      (0.19)      (0.19)
                                            --------        --------     --------     --------     --------    --------    --------
Redemption fees ......................            --(e)           --(e)        --(e)        --(e)        --(e)       --(e)       --
                                            --------        --------     --------     --------     --------    --------    --------
Net asset value, end of period .......      $  13.12        $  14.35     $  14.03     $  13.14     $  12.69    $  11.65    $  10.64
                                            ========        ========     ========     ========     ========    ========    ========
Total return(f) ......................         (5.19)%          9.40%       11.57%        5.94%        0.14%       1.18%      10.47%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ..................          0.66%           0.68%        0.70%        0.74%        0.81%       0.89%       0.98%
Expenses net of waiver and payments
   by affiliates(h) ..................          0.52%           0.50%        0.50%        0.69%        0.81%       0.89%       0.98%
Net investment income(d) .............          1.61%           2.92%        2.56%        1.93%        2.32%       1.75%       1.89%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ....      $512,612        $491,451     $401,392     $316,754     $281,033    $219,273    $121,617
Portfolio turnover rate ..............          0.64%          10.29%        9.40%       10.59%        2.78%       4.13%      15.90%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                                             PERIOD
                                         SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,               ENDED
                                           JUNE 30, 2008    -------------------------------------------     JULY 31,
                                            (UNAUDITED)       2007        2006        2005      2004(a)      2004(b)
                                         ----------------   -------     -------     -------     -------     --------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ............................      $ 14.31         $ 13.99     $ 13.10     $ 12.66      $11.62     $11.62
                                            -------         -------     -------     -------     -------     ------
Income from investment operations(c):
   Net investment income(d, e) .......         0.06            0.31        0.24        0.15        0.09       0.05
   Net realized and unrealized gains
      (losses) .......................        (0.86)           0.88        1.15        0.50        1.03       0.09
                                            -------         -------     -------     -------     -------     ------
Total from investment operations .....        (0.80)           1.19        1.39        0.65        1.12       0.14
                                            -------         -------     -------     -------     -------     ------
Less distributions from:
   Net investment income .............        (0.06)          (0.32)      (0.27)      (0.21)      (0.08)     (0.14)
   Net realized gains ................        (0.37)          (0.55)      (0.23)         --          --         --
                                            -------         -------     -------     -------     -------     ------
Total distributions ..................        (0.43)          (0.87)      (0.50)      (0.21)      (0.08)     (0.14)
                                            -------         -------     -------     -------     -------     ------
Redemption fees ......................           --(f)           --(f)       --(f)       --(f)       --(f)      --(f)
                                            -------         -------     -------     -------     -------     ------
Net asset value, end of period .......      $ 13.08         $ 14.31     $ 13.99     $ 13.10      $12.66     $11.62
                                            =======         =======     =======     =======      ======     ======
Total return(g) ......................        (5.63)%          8.61%      10.70%       5.18%       9.77%      1.18%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ..................         1.41%           1.43%       1.45%       1.49%       1.56%      1.64%
Expenses net of waiver and payments
   by affiliates(i) ..................         1.27%           1.25%       1.25%       1.44%       1.56%      1.64%
Net investment income(e) .............         0.86%           2.17%       1.81%       1.18%       1.57%      1.00%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ....      $11,883         $12,445     $11,533     $10,170      $8,700     $5,417
Portfolio turnover rate ..............         0.64%          10.29%       9.40%      10.59%       2.78%      4.13%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period December 1, 2003 (effective date) to July 31, 2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             36 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                                                    YEAR ENDED
                                         SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,                      JULY 31,
                                           JUNE 30, 2008    -----------------------------------------------    --------------------
                                            (UNAUDITED)       2007         2006         2005        2004(a)      2004        2003
                                         ----------------   --------     --------     --------     --------    -------     --------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ............................      $  14.11        $  13.81     $  12.94     $  12.50     $  11.47    $ 10.48     $  9.69
                                            --------        --------     --------     --------     --------    -------     -------
Income from investment operations(b):
   Net investment income(c, d) .......          0.06            0.31         0.24         0.15         0.08       0.12        0.11
   Net realized and unrealized gains
      (losses) .......................         (0.85)           0.87         1.13         0.50         1.03       0.98        0.80
                                            --------        --------     --------     --------     --------    -------     -------
Total from investment operations .....         (0.79)           1.18         1.37         0.65         1.11       1.10        0.91
                                            --------        --------     --------     --------     --------    -------     -------
Less distributions from:
   Net investment income .............         (0.07)          (0.33)       (0.27)       (0.21)       (0.08)     (0.11)      (0.12)
   Net realized gains ................         (0.37)          (0.55)       (0.23)          --           --         --          --
                                            --------        --------     --------     --------     --------    -------     -------
Total distributions ..................         (0.44)          (0.88)       (0.50)       (0.21)       (0.08)     (0.11)      (0.12)
                                            --------        --------     --------     --------     --------    -------     -------
Redemption fees ......................            --(e)           --(e)        --(e)        --(e)        --(e)      --(e)       --
                                            --------        --------     --------     --------     --------    -------     -------
Net asset value, end of period .......      $  12.88        $  14.11     $  13.81     $  12.94     $  12.50    $ 11.47     $ 10.48
                                            ========        ========     ========     ========     ========    =======     =======
Total return(f) ......................         (5.62)%          8.61%       10.72%        5.25%        9.75%     10.39%       9.50%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ..................          1.41%           1.43%        1.45%        1.48%        1.56%      1.64%       1.73%
Expenses net of waiver and payments
   by affiliates(h) ..................          1.27%           1.25%        1.25%        1.43%        1.56%      1.64%       1.73%
Net investment income(d) .............          0.86%           2.17%        1.81%        1.19%        1.57%      1.00%       1.14%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ....      $173,245        $160,563     $134,465     $112,294     $105,966    $90,988     $56,341
Portfolio turnover rate ..............          0.64%          10.29%        9.40%       10.59%        2.78%      4.13%      15.90%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                                             YEAR ENDED
                                          SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,                 JULY 31,
                                            JUNE 30, 2008    ----------------------------------------    ------------------
                                             (UNAUDITED)       2007       2006       2005     2004(a)      2004       2003
                                          ----------------   -------    -------    -------    -------    -------    -------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..      $ 14.32         $ 14.00    $ 13.11    $ 12.66    $ 11.62    $ 10.62    $  9.82
                                             -------         -------    -------    -------    -------    -------    -------
Income from investment operations(b):
   Net investment income(c, d) ........         0.09            0.39       0.31       0.21       0.11       0.18       0.13
   Net realized and unrealized gains
      (losses) ........................        (0.85)           0.88       1.15       0.51       1.04       0.98       0.85
                                             -------         -------    -------    -------    -------    -------    -------
Total from investment operations ......        (0.76)           1.27       1.46       0.72       1.15       1.16       0.98
                                             -------         -------    -------    -------    -------    -------    -------
Less distributions from:
   Net investment income ..............        (0.10)          (0.40)     (0.34)     (0.27)     (0.11)     (0.16)     (0.18)
   Net realized gains .................        (0.37)          (0.55)     (0.23)        --         --        --          --
                                             -------         -------    -------    -------    -------    -------    -------
Total distributions ...................        (0.47)          (0.95)     (0.57)     (0.27)     (0.11)     (0.16)     (0.18)
                                             -------         -------    -------    -------    -------    -------    -------
Redemption fees .......................           --(e)           --(e)      --(e)      --(e)      --(e)      --(e)      --
                                             -------         -------    -------    -------    -------    -------    -------
Net asset value, end of period ........      $ 13.09         $ 14.32    $ 14.00    $ 13.11    $ 12.66    $ 11.62     $10.62
                                             =======         =======    =======    =======    =======    =======    =======
Total return(f) .......................        (5.38)%          9.16%     11.27%      5.73%      9.92%     10.95%     10.10%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and
   payments by affiliates(h) ..........         0.91%           0.93%      0.95%      0.99%      1.06%      1.14%      1.23%
Expenses net of waiver and
   payments by affiliates(h) ..........         0.77%          0.75%       0.75%      0.94%      1.06%      1.14%      1.23%
Net investment income(d) ..............         1.36%           2.67%      2.31%      1.68%      2.07%      1.50%      1.64%
SUPPLEMENTAL DATA
Net assets, end of
   period (000's) .. ..................      $46,050         $40,102    $31,719    $30,403    $25,162    $17,161    $10,989
Portfolio turnover rate ...............         0.64%          10.29%      9.40%     10.59%      2.78%      4.13%     15.90%


(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             38 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                 SIX            YEAR ENDED          PERIOD
                                            MONTHS ENDED       DECEMBER 31,         ENDED
                                            JUNE 30, 2008    ----------------    DECEMBER 31,
                                             (UNAUDITED)      2007      2006        2005(a)
                                          ----------------   ------    ------    ------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..       $ 14.35        $14.03    $13.15       $13.23
                                              -------        ------    ------       ------
Income from investment operations(b):
   Net investment income(c, d) ........          0.13          0.46      0.40         0.08
   Net realized and unrealized gains
      (losses) ........................         (0.86)         0.88      1.13         0.02
                                              -------        ------    ------       ------
Total from investment operations ......         (0.73)         1.34      1.53         0.10
                                              -------        ------    ------       ------
Less distributions from:
   Net investment income ..............         (0.13)        (0.47)    (0.42)       (0.18)
   Net realized gains .................         (0.37)        (0.55)    (0.23)          --
                                              -------        ------    ------       ------
Total distributions ...................         (0.50)        (1.02)    (0.65)       (0.18)
                                              -------        ------    ------       ------
Redemption fees .......................            --(e)         --(e)     --(e)        --(e)
                                              -------        ------    ------       ------
Net asset value, end of period ........       $ 13.12        $14.35    $14.03       $13.15
                                              =======        ======    ======       ======
Total return(f) .......................         (5.08)%        9.66%    11.87%        0.68%
RATIOS TO AVERAGE
   NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...................          0.41%         0.43%     0.45%        0.49%
Expenses net of waiver and payments by
    affiliates(h) .....................          0.27%         0.25%     0.25%        0.44%
Net investment income(d) ..............          1.86%         3.17%     2.81%        2.18%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $10,297        $9,699    $7,071       $3,890
Portfolio turnover rate ...............          0.64%        10.29%     9.40%       10.59%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON MODERATE TARGET FUND              SHARES         VALUE
    ---------------------------------------            ----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS 90.9%(a)
    DOMESTIC EQUITY 37.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ...    1,699,038   $ 75,963,971
(b) Franklin Growth Opportunities Fund, Advisor
       Class .......................................    1,184,548     24,093,697
    Franklin MicroCap Value Fund, Advisor Class ....      492,133     15,295,484
    Franklin Natural Resources Fund, Advisor
       Class .......................................      456,983     24,613,122
(b) Franklin Small Cap Growth Fund, Advisor Class ..    6,722,499     61,174,742
    Mutual Shares Fund, Class Z ....................    3,722,135     80,733,109
                                                                    ------------
                                                                     281,874,125
                                                                    ------------
    DOMESTIC FIXED INCOME 24.9%
    Franklin Strategic Mortgage Portfolio ..........    2,934,431     26,732,664
    Franklin Total Return Fund, Advisor Class ......    6,999,347     67,473,702
    Franklin U.S. Government Securities Fund,
       Advisor Class ...............................   14,427,530     93,201,844
                                                                    ------------
                                                                     187,408,210
                                                                    ------------
    FOREIGN EQUITY 16.5%
    Franklin Global Real Estate Fund, Advisor
       Class .......................................    1,586,822     13,487,986
    Franklin Gold and Precious Metals Fund, Advisor
       Class .......................................      545,678     22,552,883
    Mutual European Fund, Class Z ..................    1,886,767     42,867,354
    Templeton China World Fund, Advisor Class ......      562,994     20,447,934
    Templeton Foreign Fund, Advisor Class ..........    2,354,866     24,985,123
                                                                    ------------
                                                                     124,341,280
                                                                    ------------
    FOREIGN FIXED INCOME 12.1%
    Templeton Global Bond
       Fund, Advisor Class .........................    8,106,802     91,525,799
                                                                    ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE
       SHORT TERM INVESTMENT
       (COST $641,642,915) .........................                 685,149,414
                                                                    ------------
    SHORT TERM INVESTMENT (COST $68,682,249) 9.1%
    MONEY MARKET FUND 9.1%
(c) Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 2.17% .....................   68,682,249     68,682,249
                                                                    ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS
       (COST $710,325,164) 100.0% ..................                 753,831,663
    OTHER ASSETS, LESS LIABILITIES 0.0%(d) .........                     254,988
                                                                    ------------
    NET ASSETS 100.0% ..............................                $754,086,651
                                                                    ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended June 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

(d)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                             40 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                                        YEAR ENDED
                                 SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,                        JULY 31,
                                   JUNE 30, 2008   --------------------------------------------    -------------------
                                    (UNAUDITED)      2007        2006        2005       2004(a)      2004        2003
                                 ----------------  --------    --------    --------    --------    --------    -------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning of
   period .....................     $  16.17       $  15.63    $  14.10    $  13.17    $  11.83    $  10.46    $  9.47
                                    --------       --------    --------    --------    --------    --------    -------
Income from investment
   operations(b):
   Net investment
      income (c, d) ...........         0.04           0.32        0.24        0.14        0.09        0.11       0.08
   Net realized and unrealized
      gains (losses) ..........        (1.35)          1.31        1.73        0.96        1.33        1.36       1.01
                                    --------       --------    --------    --------    --------    --------    -------
Total from investment
   operations .................        (1.31)          1.63        1.97        1.10        1.42        1.47       1.09
                                    --------       --------    --------    --------    --------    --------    -------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ...        (0.01)         (0.32)      (0.32)      (0.17)      (0.08)      (0.10)     (0.10)
   Net realized gains .........        (0.66)         (0.77)      (0.12)         --          --          --         --
                                    --------       --------    --------    --------    --------    --------    -------
Total distributions ...........        (0.67)         (1.09)      (0.44)      (0.17)      (0.08)      (0.10)     (0.10)
                                    --------       --------    --------    --------    --------    --------    -------
Redemption fees ...............           --(e)          --(e)       --(e)       --(e)       --(e)       --(e)      --
                                    --------       --------    --------    --------    --------    --------    -------
Net asset value, end of
   period .....................     $  14.19       $  16.17    $  15.63    $  14.10    $  13.17    $  11.83    $ 10.46
                                    ========       ========    ========    ========    ========    ========    =======
Total return(f) ...............        (8.12)%        10.58%      13.90%       8.47%      12.04%      14.04%     11.64%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and
   payments by affiliates(h) ..         0.72%          0.74%       0.75%       0.79%       0.85%       0.83%      0.92%
Expenses net of waiver and
   payments by affiliates(h) ..         0.52%          0.50%       0.50%       0.72%       0.85%       0.83%      0.92%
Net investment income(d) ......         0.49%          1.93%       1.59%       1.07%       1.72%       0.91%      0.84%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ....................     $372,985       $394,689    $319,521    $230,686    $202,560    $165,500    $99,432
Portfolio turnover rate .......         0.63%         10.36%       9.31%      10.50%       3.98%       3.46%     21.87%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                 SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,          PERIOD ENDED
                                   JUNE 30, 2008   -------------------------------------     JULY 31,
                                    (UNAUDITED)     2007      2006      2005     2004(a)      2004(b)
                                 ----------------  ------    ------    ------    -------   ------------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period ..................      $15.91        $15.45    $13.97    $13.09    $11.75       $11.80
                                     ------        ------    ------    ------    ------       ------
Income from investment
   operations(c):
   Net investment income
      (loss)(d, e) ............       (0.02)         0.17      0.12      0.04      0.06        (0.02)
   Net realized and unrealized
      gains (losses) ..........       (1.32)         1.31      1.72      0.96      1.32         0.09
                                     ------        ------    ------    ------    ------       ------
Total from investment
   operations .................       (1.34)         1.48      1.84      1.00      1.38         0.07
                                     ------        ------    ------    ------    ------       ------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ...       (0.01)        (0.25)    (0.24)    (0.12)    (0.04)       (0.12)
   Net realized gains .........       (0.66)        (0.77)    (0.12)       --        --           --
                                     ------        ------    ------    ------    ------       ------
Total distributions ...........       (0.67)        (1.02)    (0.36)    (0.12)    (0.04)       (0.12)
                                     ------        ------    ------    ------    ------       ------
Redemption fees ...............          --(f)         --(f)     --(f)     --(f)     --(f)        --(f)
                                     ------        ------    ------    ------    ------       ------
Net asset value, end of
   period .....................      $13.90        $15.91    $15.45    $13.97    $13.09       $11.75
                                     ======        ======    ======    ======    ======       ======
Total return(g) ...............       (8.44)%        9.76%    13.06%     7.63%    11.76%        0.56%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ..        1.47%         1.49%     1.50%     1.54%     1.60%        1.58%
Expenses net of waiver and
   payments by affiliates(i) ..        1.27%         1.25%     1.25%     1.47%     1.60%        1.58%
Net investment income
   (loss)(e) ..................       (0.26)%        1.18%     0.84%     0.32%     0.97%        0.16%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ....................      $8,135        $8,292    $8,195    $6,468    $5,343       $3,178
Portfolio turnover rate .......        0.63%        10.36%     9.31%    10.50%     3.98%        3.46%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period December 1, 2003 (effective date) to July 31, 2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             42 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                                     YEAR ENDED
                                 SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,                     JULY 31,
                                   JUNE 30, 2008   -------------------------------------------   ------------------
                                    (UNAUDITED)      2007        2006        2005     2004(a)      2004       2003
                                 ----------------  --------    --------    -------    -------    -------    -------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning of
   period .....................     $  15.90       $  15.44    $  13.97    $ 13.09    $ 11.72    $ 10.38    $  9.40
                                    --------       --------    --------    -------    -------    -------    -------
Income from investment
   operations(b):
   Net investment income
      (loss)(c, d) ............        (0.02)          0.19        0.13       0.04       0.05       0.02       0.01
   Net realized and unrealized
      gains (losses) ..........        (1.32)          1.29        1.70       0.96       1.32       1.35       1.00
                                    --------       --------    --------    -------    -------    -------    -------
Total from investment
   operations .................        (1.34)          1.48        1.83       1.00       1.37       1.37       1.01
                                    --------       --------    --------    -------    -------    -------    -------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ...        (0.01)         (0.25)      (0.24)     (0.12)        --      (0.03)     (0.03)
   Net realized gains .........        (0.66)         (0.77)      (0.12)        --         --         --         --
                                    --------       --------    --------    -------    -------    -------    -------
Total distributions ...........        (0.67)         (1.02)      (0.36)     (0.12)        --      (0.03)     (0.03)
                                    --------       --------    --------    -------    -------    -------    -------
Redemption fees ...............           --(e)          --(e)       --(e)      --(e)      --(e)      --(e)      --
                                    --------       --------    --------    -------    -------    -------    -------
Net asset value, end of
   period .....................     $  13.89       $  15.90    $  15.44    $ 13.97    $ 13.09    $ 11.72    $ 10.38
                                    ========       ========    ========    =======    =======    =======    =======
Total return(f) ...............        (8.45)%         9.72%      13.08%      7.63%     11.69%     13.18%     10.74%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and
   payments by affiliates(h) ..         1.47%          1.49%       1.50%      1.54%      1.60%      1.58%      1.67%
Expenses net of waiver and
   payments by affiliates(h) ..         1.27%          1.25%       1.25%      0.47%      1.60%      1.58%      1.67%
Net investment income
   (loss)(d) ..................        (0.26)%         1.18%       0.84%      0.32%      0.97%      0.16%      0.09%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ....................     $140,015       $145,218    $122,156    $88,986    $73,816    $61,179    $40,829
Portfolio turnover rate .......         0.63%         10.36%       9.31%     10.50%      3.98%      3.46%     21.87%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                                   YEAR ENDED
                                 SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,                JULY 31,
                                   JUNE 30, 2008   ----------------------------------------    -----------------
                                    (UNAUDITED)      2007       2006       2005     2004(a)      2004      2003
                                 ----------------  -------    -------    -------    -------    -------    ------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning of
   period .....................      $ 16.02       $ 15.52    $ 14.02    $ 13.11    $ 11.76    $ 10.40    $ 9.46
                                     -------       -------    -------    -------    -------    -------    ------
Income from investment
   operations(b):
   Net investment
      income(c, d) ............         0.02          0.29       0.20       0.11       0.08       0.08      0.05
   Net realized and unrealized
      gains (losses) ..........        (1.32)         1.28       1.71       0.95       1.33       1.36      1.00
                                     -------       -------    -------    -------    -------    -------    ------
Total from investment
   operations .................        (1.30)         1.57       1.91       1.06       1.41       1.44      1.05
                                     -------       -------    -------    -------    -------    -------    ------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ...        (0.01)        (0.30)     (0.29)     (0.15)     (0.06)     (0.08)    (0.11)
   Net realized gains .........        (0.66)        (0.77)     (0.12)        --         --         --        --
                                     -------       -------    -------    -------    -------    -------    ------
Total distributions ...........        (0.67)        (1.07)     (0.41)     (0.15)     (0.06)     (0.08)    (0.11)
                                     -------       -------    -------    -------    -------    -------    ------
Redemption fees ...............           --(e)         --(e)      --(e)      --(e)      --(e)      --(e)     --
                                     -------       -------    -------    -------    -------    -------    ------
Net asset value, end of
   period .....................      $ 14.05       $ 16.02    $ 15.52    $ 14.02    $ 13.11    $ 11.76    $10.40
                                     =======       =======    =======    =======    =======    =======    ======
Total return(f) ...............        (8.19)%       10.31%     13.65%      8.10%     12.00%     13.89%    11.11%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and
   payments by affiliates(h) ..         0.97%         0.99%      1.00%      1.04%      1.10%      1.08%     1.17%
Expenses net of waiver and
   payments by affiliates(h) ..         0.77%         0.75%      0.75%      0.97%      1.10%      1.08%     1.17%
Net investment income(d) ......         0.24%         1.68%      1.34%      0.82%      1.47%      0.66%     0.59%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ....................      $39,592       $36,757    $26,215    $19,461    $15,206    $11,714    $5,567
Portfolio turnover rate .......         0.63%        10.36%      9.31%     10.50%      3.98%      3.46%    21.87%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             44 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                       YEAR ENDED
                                 SIX MONTHS ENDED     DECEMBER 31,      PERIOD ENDED
                                   JUNE 30, 2008    ----------------    DECEMBER 31,
                                    (UNAUDITED)      2007      2006        2005(a)
                                 ----------------   ------    ------    ------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)
Net asset value, beginning of
   period .....................       $16.19        $15.64    $14.10       $14.18
                                      ------        ------    ------       ------
Income from investment
   operations(b):
   Net investment
      income(c, d) ............         0.06          0.38      0.29         0.11
   Net realized and unrealized
      gains (losses) ..........        (1.35)         1.29      1.72        (0.03)
                                      ------        ------    ------       ------
Total from investment
   operations .................        (1.29)         1.67      2.01         0.08
                                      ------        ------    ------       ------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ...        (0.01)        (0.35)    (0.35)       (0.16)
   Net realized gains .........        (0.66)        (0.77)    (0.12)          --
                                      ------        ------    ------       ------
Total distributions ...........        (0.67)        (1.12)    (0.47)       (0.16)
                                      ------        ------    ------       ------
Redemption fees ...............           --(e)         --(e)     --(e)        --(e)
                                      ------        ------    ------       ------
Net asset value, end of
  period ......................       $14.23        $16.19    $15.64       $14.10
                                      ======        ======    ======       ======
Total return(f) ...............        (7.98)%       10.80%    14.26%        0.54%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and
   payments by affiliates(h) ..         0.47%         0.49%     0.50%        0.54%
Expenses net of waiver and
   payments by affiliates(h) ..         0.27%         0.25%     0.25%        0.47%
Net investment income(d) ......         0.74%         2.18%     1.84%        1.32%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ....................       $9,833        $9,917    $5,593       $3,320
Portfolio turnover rate .......         0.63%        10.36%     9.31%       10.50%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON GROWTH TARGET FUND      SHARES        VALUE
    -------------------------------------    ----------  ------------
    INVESTMENTS IN UNDERLYING
       FUNDS 95.2%(a)
    DOMESTIC EQUITY 55.4%
(b) Franklin Flex Cap Growth
       Fund, Advisor Class ..............     1,891,708  $ 84,578,283
(b) Franklin Growth
    Opportunities Fund, Advisor
       Class ............................     1,241,796    25,258,130
    Franklin MicroCap Value
       Fund, Advisor Class ..............       547,356    17,011,821
    Franklin Natural Resources
       Fund, Advisor Class ..............       536,846    28,914,519
(b) Franklin Small Cap Growth
    Fund, Advisor Class .................     7,660,703    69,712,397
    Mutual Shares Fund,
       Class Z ..........................     4,172,841    90,508,916
                                                         ------------
                                                          315,984,066
                                                         ------------
    DOMESTIC FIXED INCOME 10.9%
    Franklin Strategic Mortgage
       Portfolio ........................     1,012,269     9,221,770
    Franklin Total Return Fund,
       Advisor Class ....................     2,321,232    22,376,678
    Franklin U.S. Government
       Securities Fund, Advisor
       Class ............................     4,775,047    30,846,801
                                                         ------------
                                                           62,445,249
                                                         ------------
    FOREIGN EQUITY 23.5%
    Franklin Global Real Estate
       Fund, Advisor Class ..............     1,916,351    16,288,981
    Franklin Gold and Precious
       Metals Fund, Advisor
       Class ............................       572,865    23,676,502
    Mutual European Fund, Class Z .......     2,034,130    46,215,440
    Templeton China World Fund,
       Advisor Class ....................       612,420    22,243,103
    Templeton Foreign Fund,
       Advisor Class ....................     2,436,098    25,847,004
                                                         ------------
                                                          134,271,030
                                                         ------------
    FOREIGN FIXED INCOME 5.4%
    Templeton Global Bond Fund,
       Advisor Class ....................     2,713,591    30,636,448
                                                         ------------
    TOTAL INVESTMENTS IN
       UNDERLYING FUNDS BEFORE
       SHORT TERM INVESTMENT
       (COST $503,584,816) ..............                 543,336,793
                                                         ------------
    SHORT TERM INVESTMENT (COST
       $28,381,089) 5.0%
    MONEY MARKET FUND 5.0%
(c) Franklin Institutional
       Fiduciary Trust Money
       Market Portfolio,
       2.17% ............................    28,381,089    28,381,089
                                                         ------------
    TOTAL INVESTMENTS IN
       UNDERLYING FUNDS (COST
       $531,965,905) 100.2% .............                 571,717,882
    OTHER ASSETS, LESS
       LIABILITIES (0.2)% ...............                  (1,158,535)
                                                         ------------
    NET ASSETS 100.0% ...................                $570,559,347
                                                         ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended June 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             46 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

                                   FRANKLIN      FRANKLIN      FRANKLIN
                                   TEMPLETON     TEMPLETON     TEMPLETON
                                 CONSERVATIVE    MODERATE       GROWTH
                                  TARGET FUND   TARGET FUND   TARGET FUND
                                 ------------  ------------  ------------
Assets:
   Investments in Underlying
      Funds (Note 6):
      Cost ....................  $454,464,000  $710,325,164  $531,965,905
                                 ------------  ------------  ------------
      Value ...................  $469,100,425  $753,831,663  $571,717,882
   Receivables on capital
      shares sold .............     2,303,223     4,052,344     2,244,069
                                 ------------  ------------  ------------
         Total assets .........   471,403,648   757,884,007   573,961,951
                                 ------------  ------------  ------------
Liabilities:
   Payables:
      Capital shares
         redeemed .............     1,156,446     1,963,267     1,624,844
      Affiliates ..............       468,880       728,429       559,746
      Distributions to
         shareholders .........     1,029,506       922,136     1,058,529
   Accrued expenses and other
      liabilities .............       104,905       183,524       159,485
                                 ------------  ------------  ------------
         Total liabilities ....     2,759,737     3,797,356     3,402,604
                                 ------------  ------------  ------------
            Net assets, at
               value ..........  $468,643,911  $754,086,651  $570,559,347
                                 ------------  ------------  ------------
Net assets consist of:
   Paid-in capital ............  $454,337,080  $711,502,218  $530,892,041
   Undistributed net investment
      income ..................        34,347        26,917       812,433
   Net unrealized appreciation
      (depreciation) ..........    14,636,425    43,506,499    39,751,977
   Accumulated net realized
      gain (loss) .............      (363,941)     (948,983)     (897,104)
                                 ------------  ------------  ------------
            Net assets, at
               value ..........  $468,643,911  $754,086,651  $570,559,347
                                 ============  ============  ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 47

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2008 (unaudited)

                                   FRANKLIN      FRANKLIN      FRANKLIN
                                   TEMPLETON     TEMPLETON     TEMPLETON
                                 CONSERVATIVE    MODERATE       GROWTH
                                  TARGET FUND   TARGET FUND   TARGET FUND
                                 ------------  ------------  ------------
CLASS A:
   Net assets, at value .......  $282,864,353  $512,612,054  $372,985,195
                                 ------------  ------------  ------------
   Shares outstanding .........    22,236,294    39,076,513    26,276,927
                                 ------------  ------------  ------------
   Net asset value per
      share(a) ................  $      12.72  $      13.12  $      14.19
                                 ------------  ------------  ------------
   Maximum offering price per
      share (net asset value
      per share / 94.25%) .....  $      13.50  $      13.92  $      15.06
                                 ------------  ------------  ------------
CLASS B:
   Net assets, at value .......  $  6,562,154  $ 11,883,064  $  8,135,086
                                 ------------  ------------  ------------
   Shares outstanding .........       517,455       908,812       585,188
                                 ------------  ------------  ------------
   Net asset value and maximum
      offering price per
      share(a) ................  $      12.68  $      13.08  $      13.90
                                 ------------  ------------  ------------
CLASS C:
   Net assets, at value .......  $146,277,448  $173,244,915  $140,014,551
                                 ------------  ------------  ------------
   Shares outstanding .........    11,652,542    13,450,108    10,076,853
                                 ------------  ------------  ------------
   Net asset value and maximum
      offering price per
      share(a) ................  $      12.55  $      12.88  $      13.89
                                 ------------  ------------  ------------
CLASS R:
   Net assets, at value .......  $ 29,277,388  $ 46,050,090  $ 39,591,661
                                 ------------  ------------  ------------
   Shares outstanding .........     2,307,405     3,519,120     2,818,489
                                 ------------  ------------  ------------
   Net asset value and maximum
      offering price per
      share(a) ................  $      12.69  $      13.09  $      14.05
                                 ------------  ------------  ------------
ADVISOR CLASS:
   Net assets, at value .......  $  3,662,568  $ 10,296,528  $  9,832,854
                                 ------------  ------------  ------------
   Shares outstanding .........       288,207       784,884       690,857
                                 ------------  ------------  ------------
   Net asset value and maximum
      offering price per
      share(a) ................  $      12.71  $      13.12  $      14.23
                                 ------------  ------------  ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                             48 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2008 (unaudited)

                                   FRANKLIN      FRANKLIN      FRANKLIN
                                   TEMPLETON     TEMPLETON     TEMPLETON
                                 CONSERVATIVE    MODERATE       GROWTH
                                  TARGET FUND   TARGET FUND   TARGET FUND
                                 ------------  ------------  ------------
Investment income:
   Dividends from Underlying
      Funds (Note 6) ..........  $  5,624,187  $  7,693,447  $  2,883,282
                                 ------------  ------------  ------------
Expenses:
   Asset allocation fees
      (Note 3a) ...............       436,103       818,510       681,041
   Distribution fees: (Note 3c)
      Class A .................       334,762       622,831       470,703
      Class B .................        33,186        59,257        39,761
      Class C .................       645,692       810,315       695,039
      Class R .................        66,955       106,214        97,171
   Transfer agent fees
      (Note 3e) ...............       293,223       540,498       550,488
   Reports to shareholders ....        15,464        28,537        30,882
   Registration and filing
      fees ....................        55,928        59,265        62,122
   Professional fees ..........        13,420        13,664        13,879
   Trustees' fees and
      expenses ................           806         1,668         1,366
   Other ......................         3,971         7,831         6,753
                                 ------------  ------------  ------------
         Total expenses .......     1,899,510     3,068,590     2,649,205
         Expenses waived/paid
            by affiliates
            (Note 3f) .........      (255,902)     (498,824)     (579,750)
                                 ------------  ------------  ------------
            Net expenses ......     1,643,608     2,569,766     2,069,455
                                 ------------  ------------  ------------
               Net investment
                  income ......     3,980,579     5,123,681       813,827
                                 ------------  ------------  ------------
Realized and unrealized gains
   (losses):
   Net realized gain (loss)
      from sale of investments
      in Underlying Funds .....       (97,078)     (502,855)     (437,051)
   Net change in unrealized
      appreciation
      (depreciation) on
      investments in Underlying
      Funds ...................   (20,028,409)  (44,508,356)  (49,877,020)
                                 ------------  ------------  ------------
Net realized and unrealized
   gain (loss) ................   (20,125,487)  (45,011,211)  (50,314,071)
                                 ------------  ------------  ------------
Net increase (decrease) in net
   assets resulting from
   operations .................  $(16,144,908) $(39,887,530) $(49,500,244)
                                 ============  ============  ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                       FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                    CONSERVATIVE TARGET FUND         MODERATE TARGET FUND
                                 -----------------------------  -----------------------------
                                   SIX MONTHS                     SIX MONTHS
                                 ENDED JUNE 30,    YEAR ENDED   ENDED JUNE 30,    YEAR ENDED
                                      2008        DECEMBER 31,       2008        DECEMBER 31,
                                   (UNAUDITED)        2007        (UNAUDITED)        2007
                                 --------------  -------------  --------------  -------------
Increase (decrease) in net
   assets:
   Operations:
      Net investment income ...   $   3,980,579   $ 11,066,674   $  5,123,681   $ 17,560,996
      Net realized gain
         (loss) from
         Underlying Funds .....         (97,078)    12,679,747       (502,855)    32,240,957
      Net change in unrealized
         appreciation
         (depreciation) on
         investments in
         Underlying Funds .....     (20,028,409)     1,298,295    (44,508,356)     5,441,929
                                  -------------   ------------   ------------   ------------
            Net increase
               (decrease) in
               net assets
               resulting from
               operations .....     (16,144,908)    25,044,716    (39,887,530)    55,243,882
                                  -------------   ------------   ------------   ------------
   Distributions to
      shareholders from:
      Net investment income:
         Class A ..............      (2,837,572)    (7,827,189)    (4,225,871)   (13,678,690)
         Class B ..............         (43,270)      (169,537)       (55,250)      (266,922)
         Class C ..............        (988,182)    (2,738,556)      (827,440)    (3,504,431)
         Class R ..............        (257,506)      (691,739)      (322,662)    (1,047,371)
         Advisor Class ........         (41,151)      (114,381)       (96,711)      (289,700)
      Net realized gains:
         Class A ..............      (5,215,311)    (5,708,542)   (14,041,104)   (16,900,630)
         Class B ..............        (122,096)      (165,679)      (327,683)      (444,317)
         Class C ..............      (2,743,312)    (2,453,393)    (4,780,622)    (5,720,106)
         Class R ..............        (541,689)      (501,465)    (1,274,713)    (1,395,923)
         Advisor Class ........         (67,963)       (82,400)      (281,923)      (335,235)
                                  -------------   ------------   ------------   ------------
   Total distributions to
      shareholders ............     (12,858,052)   (20,452,881)   (26,233,979)   (43,583,325)
                                  -------------   ------------   ------------   ------------
   Capital share transactions:
      (Note 2)
         Class A ..............      48,970,628     53,837,470     66,123,498     81,959,202
         Class B ..............         488,318        (45,467)       528,933        661,569
         Class C ..............      44,152,532     33,874,823     27,798,415     23,513,166
         Class R ..............       5,666,385     10,789,707      9,981,708      7,788,466
         Advisor Class ........         364,806      1,808,846      1,512,214      2,488,553
                                  -------------   ------------   ------------   ------------
   Total capital share
      transactions ............      99,642,669    100,265,379    105,944,768    116,410,956
                                  -------------   ------------   ------------   ------------
   Redemption fees ............          11,349          2,308          4,341          7,689
                                  -------------   ------------   ------------   ------------
                  Net increase
                     (decrease)
                     in net
                     assets ...      70,651,058    104,859,522     39,827,600    128,079,202
Net assets:
   Beginning of period ........     397,992,853    293,133,331    714,259,051    586,179,849
                                  -------------   ------------   ------------   ------------
   End of period ..............   $ 468,643,911   $397,992,853   $754,086,651   $714,259,051
                                  =============   ============   ============   ============
Undistributed net investment
   income included in net
   assets:
   End of period ..............   $      34,347   $    221,449   $     26,917   $    431,170
                                  =============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.


                             50 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          FRANKLIN TEMPLETON
                                          GROWTH TARGET FUND
                                    ------------------------------
                                      SIX MONTHS
                                    ENDED JUNE 30,     YEAR ENDED
                                         2008         DECEMBER 31,
                                      (UNAUDITED)         2007
                                    --------------   -------------
Increase (decrease) in net
   assets:
   Operations:
      Net investment income .....    $    813,827    $  9,342,685
      Net realized gain (loss)
         from Underlying Funds ..        (437,051)     35,997,986
      Net change in unrealized
         appreciation
         (depreciation) on
         investments in
         Underlying Funds .......     (49,877,020)      5,370,351
                                     ------------    ------------
            Net increase
               (decrease) in
               net assets
               resulting from
               operations .......     (49,500,244)     50,711,022
                                     ------------    ------------
   Distributions to
      shareholders from:
      Net investment income:
         Class A ................        (228,293)     (7,570,294)
         Class B ................          (4,863)       (126,683)
         Class C ................         (85,363)     (2,228,923)
         Class R ................         (25,062)       (666,373)
         Advisor Class ..........          (5,868)       (199,883)
      Net realized gains:
         Class A ................     (16,501,988)    (17,221,275)
         Class B ................        (368,168)       (393,145)
         Class C ................      (6,340,533)     (6,480,615)
         Class R ................      (1,770,767)     (1,546,719)
         Advisor Class ..........        (434,667)       (383,485)
                                     ------------    ------------
   Total distributions to
      shareholders ..............     (25,765,572)    (36,817,395)
                                     ------------    ------------
   Capital share transactions:
      (Note 2)
         Class A ................      27,274,796      65,581,672
         Class B ................         931,226        (137,062)
         Class C ................      13,757,625      19,702,856
         Class R ................       7,833,346       9,979,926
         Advisor Class ..........       1,152,431       4,168,665
                                     ------------    ------------
   Total capital share
      transactions ..............      50,949,424      99,296,057
                                     ------------    ------------
   Redemption fees ..............           2,137           3,636
                                     ------------    ------------
            Net increase
               (decrease) in
               net assets .......     (24,314,255)    113,193,320
Net assets:
   Beginning of period ..........     594,873,602     481,680,282
                                     ------------    ------------
   End of period ................    $570,559,347    $594,873,602
                                     ============    ============
Undistributed net investment
   income included in net
   assets:
   End of period ................    $    812,433    $    348,055
                                     ============    ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 51

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             52 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 53

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                       FRANKLIN TEMPLETON         FRANKLIN TEMPLETON
                                    CONSERVATIVE TARGET FUND     MODERATE TARGET FUND
                                   -------------------------   -------------------------
                                     SHARES        AMOUNT        SHARES        AMOUNT
                                   ----------   ------------   ----------   ------------
CLASS A SHARES:
Six Months ended June 30, 2008
   Shares sold .................    5,984,901   $ 79,335,666    7,919,467   $109,670,097
   Shares issued in reinvestment
      of distributions .........      574,561      7,336,933    1,350,768     17,778,560
   Shares redeemed .............   (2,839,600)   (37,701,971)  (4,430,185)   (61,325,159)
                                   ----------   ------------   ----------   ------------
   Net increase (decrease) .....    3,719,862   $ 48,970,628    4,840,050   $ 66,123,498
                                   ==========   ============   ==========   ============
Year ended December 31, 2007
   Shares sold .................    7,078,140   $ 97,213,137   10,075,503   $146,783,957
   Shares issued in reinvestment
      of distributions .........      917,963     12,445,343    2,072,310     29,756,594
   Shares redeemed .............   (4,074,316)   (55,821,010)  (6,516,873)   (94,581,349)
                                   ----------   ------------   ----------   ------------
   Net increase (decrease) .....    3,921,787   $ 53,837,470    5,630,940   $ 81,959,202
                                   ==========   ============   ==========   ============
CLASS B SHARES:
Six Months ended June 30, 2008
   Shares sold .................       99,997   $  1,314,997      140,766   $  1,938,960
   Shares issued in reinvestment
      of distributions .........       11,182        142,236       27,318        357,859
   Shares redeemed .............      (73,355)      (968,915)    (128,923)    (1,767,886)
                                   ----------   ------------   ----------   ------------
   Net increase (decrease) .....       37,824   $    488,318       39,161   $    528,933
                                   ==========   ============   ==========   ============
Year ended December 31, 2007
   Shares sold .................       75,828   $  1,039,277      142,091   $  2,071,530
   Shares issued in reinvestment
      of distributions .........       20,207        273,102       46,068        659,454
   Shares redeemed .............      (99,759)    (1,357,846)    (142,774)    (2,069,415)
                                   ----------   ------------   ----------   ------------
   Net increase (decrease) .....       (3,724)  $    (45,467)      45,385   $    661,569
                                   ==========   ============   ==========   ============
CLASS C SHARES:
Six Months ended June 30, 2008
   Shares sold .................    4,228,741   $ 55,264,852    2,908,569   $ 39,452,622
   Shares issued in reinvestment
      of distributions .........      263,350      3,314,526      396,688      5,119,934
   Shares redeemed .............   (1,105,865)   (14,426,846)  (1,237,149)   (16,774,141)
                                   ----------   ------------   ----------   ------------
   Net increase (decrease) .....    3,386,226   $ 44,152,532    2,068,108   $ 27,798,415
                                   ==========   ============   ==========   ============
Year ended December 31, 2007
   Shares sold .................    3,221,426   $ 43,702,669    2,656,444   $ 38,027,015
   Shares issued in reinvestment
      of distributions .........      334,604      4,481,670      590,251      8,334,505
   Shares redeemed .............   (1,059,402)   (14,309,516)  (1,602,070)   (22,848,354)
                                   ----------   ------------   ----------   ------------
   Net increase (decrease) .....    2,496,628   $ 33,874,823    1,644,625   $ 23,513,166
                                   ==========   ============   ==========   ============


                             54 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       FRANKLIN TEMPLETON         FRANKLIN TEMPLETON
                                    CONSERVATIVE TARGET FUND     MODERATE TARGET FUND
                                   -------------------------   -------------------------
                                     SHARES        AMOUNT        SHARES        AMOUNT
                                   ----------   ------------   ----------   ------------
CLASS R SHARES:
Six Months ended June 30, 2008
   Shares sold .................      696,421   $  9,258,967    1,166,907   $ 16,250,764
   Shares issued in reinvestment
      of distributions .........       60,701        772,927      120,601      1,581,761
   Shares redeemed .............     (329,347)    (4,365,509)    (568,360)    (7,850,817)
                                    ---------   ------------    ---------   ------------
   Net increase (decrease) .....      427,775   $  5,666,385      719,148   $  9,981,708
                                    =========   ============    =========   ============
Year ended December 31, 2007
   Shares sold .................    1,454,253   $ 19,847,027    1,210,627   $ 17,652,708
   Shares issued in reinvestment
      of distributions .........       84,244      1,140,279      168,596      2,415,935
   Shares redeemed .............     (748,379)   (10,197,599)    (844,179)   (12,280,177)
                                    ---------   ------------    ---------   ------------
   Net increase (decrease) .....      790,118   $ 10,789,707      535,044   $  7,788,466
                                    =========   ============    =========   ============
ADVISOR CLASS SHARES:
Six Months ended June 30, 2008
   Shares sold .................       41,398   $    550,015      147,322   $  2,054,590
   Shares issued in reinvestment
      of distributions .........        8,468        108,068       28,757        378,578
   Shares redeemed .............      (22,214)      (293,277)     (66,842)      (920,954)
                                    ---------   ------------    ---------   ------------
   Net increase (decrease) .....       27,652   $    364,806      109,237   $  1,512,214
                                    =========   ============    =========   ============
Year ended December 31, 2007
   Shares sold .................      199,132   $  2,746,355      286,936   $  4,165,520
   Shares issued in reinvestment
      of distributions .........       14,487        196,279       43,439        623,886
   Shares redeemed .............      (82,760)    (1,133,788)    (158,634)    (2,300,853)
                                    ---------   ------------    ---------   ------------
   Net increase (decrease) .....      130,859   $  1,808,846      171,741   $  2,488,553
                                    =========   ============    =========   ============

                                                           FRANKLIN TEMPLETON
                                                           GROWTH TARGET FUND
                                                       -------------------------
                                                         SHARES        AMOUNT
                                                       ----------   ------------
CLASS A SHARES:
Six Months ended June 30, 2008
   Shares sold .....................................    3,979,316   $ 60,749,628
   Shares issued in reinvestment of distributions ..    1,147,051     16,286,123
   Shares redeemed .................................   (3,265,055)   (49,760,955)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,861,312   $ 27,274,796
                                                       ==========   ============
Year ended December 31, 2007
   Shares sold .....................................    6,798,084   $111,758,870
   Shares issued in reinvestment of distributions ..    1,467,899     23,798,123
   Shares redeemed .................................   (4,286,644)   (69,975,321)
                                                       ----------   ------------
   Net increase (decrease) .........................    3,979,339   $ 65,581,672
                                                       ==========   ============


                             Semiannual Report | 55

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                     FRANKLIN TEMPLETON
                                     GROWTH TARGET FUND
                                 -------------------------
                                   SHARES        AMOUNT
                                 ----------   ------------
CLASS B SHARES:
Six Months ended June 30, 2008
   Shares sold ................      86,748   $  1,304,751
   Shares issued in
      reinvestment of
      distributions ...........      25,597        356,004
   Shares redeemed ............     (48,449)      (729,529)
                                 ----------   ------------
   Net increase (decrease) ....      63,896   $    931,226
                                 ==========   ============
Year ended December 31, 2007
   Shares sold ................      42,490   $    697,796
   Shares issued in
      reinvestment of
      distributions ...........      31,417        501,388
   Shares redeemed ............     (83,154)    (1,336,246)
                                 ----------   ------------
   Net increase (decrease) ....      (9,247)  $   (137,062)
                                 ==========   ============
CLASS C SHARES:
Six Months ended June 30, 2008
   Shares sold ................   1,610,221   $ 24,096,758
   Shares issued in
      reinvestment of
      distributions ...........     421,033      5,851,606
   Shares redeemed ............  (1,088,186)   (16,190,739)
                                 ----------   ------------
   Net increase (decrease) ....     943,068   $ 13,757,625
                                 ==========   ============
Year ended December 31, 2007
   Shares sold ................   2,165,566   $ 35,001,780
   Shares issued in
      reinvestment of
      distributions ...........     496,954      7,928,135
   Shares redeemed ............  (1,438,748)   (23,227,059)
                                 ----------   ------------
   Net increase (decrease) ....   1,223,772   $ 19,702,856
                                 ==========   ============
CLASS R SHARES:
Six Months ended June 30, 2008
   Shares sold ................   1,097,205   $ 16,627,041
   Shares issued in
      reinvestment of
      distributions ...........     124,856      1,755,282
   Shares redeemed ............    (697,357)   (10,548,977)
                                 ----------   ------------
   Net increase (decrease) ....     524,704   $  7,833,346
                                 ==========   ============
Year ended December 31, 2007
   Shares sold ................   1,107,656   $ 18,148,876
   Shares issued in
      reinvestment of
      distributions ...........     136,113      2,188,209
   Shares redeemed ............    (638,597)   (10,357,159)
                                 ----------   ------------
   Net increase (decrease) ....     605,172   $  9,979,926
                                 ==========   ============
ADVISOR CLASS SHARES:
Six Months ended June 30, 2008
   Shares sold ................     109,154   $  1,654,916
   Shares issued in
      reinvestment of
      distributions ...........      30,938        440,487
   Shares redeemed ............     (61,924)      (942,972)
                                 ----------   ------------
   Net increase (decrease) ....      78,168   $  1,152,431
                                 ==========   ============
Year ended December 31, 2007
   Shares sold ................     301,327   $  4,948,640
   Shares issued in
      reinvestment of
      distributions ...........      35,509        576,489
   Shares redeemed ............     (81,819)    (1,356,464)
                                 ----------   ------------
   Net increase (decrease) ....     255,017   $  4,168,665
                                 ==========   ============


                             56 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......   0.25%
Class B .......   1.00%
Class C .......   1.00%
Class R .......   0.50%


                             Semiannual Report | 57

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                      FRANKLIN       FRANKLIN      FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON
                                                    CONSERVATIVE     MODERATE       GROWTH
                                                     TARGET FUND   TARGET FUND   TARGET FUND
                                                    ------------   -----------   -----------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..................     $147,086       $257,572      $139,187
Contingent deferred sales charges retained ......     $ 17,410       $ 37,441      $  9,550

E. TRANSFER AGENT FEES

For the period ended June 30, 2008, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                      FRANKLIN       FRANKLIN      FRANKLIN
                                                      TEMPLETON     TEMPLETON     TEMPLETON
                                                    CONSERVATIVE     MODERATE       GROWTH
                                                     TARGET FUND   TARGET FUND   TARGET FUND
                                                    ------------   -----------   -----------
Transfer agent fees .............................     $154,838       $277,394      $305,898

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through April 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

4. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      FRANKLIN       FRANKLIN       FRANKLIN
                                                      TEMPLETON      TEMPLETON      TEMPLETON
                                                    CONSERVATIVE     MODERATE        GROWTH
                                                     TARGET FUND    TARGET FUND    TARGET FUND
                                                    ------------   ------------   ------------
Cost of investments .............................   $454,825,067   $711,013,100   $532,697,012
                                                    ============   ============   ============
Unrealizd appreciation ..........................   $ 24,477,759   $ 61,542,841   $ 64,002,655
Unrealizd depreciation ..........................    (10,202,401)   (18,724,278)   (24,981,785)
                                                    ------------   ------------   ------------
Net unrealized appreciation (depreciation) ......   $ 14,275,358   $ 42,818,563   $ 39,020,870
                                                    ============   ============   ============


                             58 | Semiannual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2008, were as follows:

                   FRANKLIN      FRANKLIN       FRANKLIN
                   TEMPLETON     TEMPLETON      TEMPLETON
                 CONSERVATIVE    MODERATE        GROWTH
                  TARGET FUND   TARGET FUND    TARGET FUND
                 ------------   ------------   -----------
Purchases.....    $83,498,116    $93,824,484   $30,206,688
Sales.........    $   560,000    $ 4,242,000   $ 3,454,000

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2008, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

                                                       % OF
                                                      SHARES
NAME OF ISSUER                                         HELD
--------------                                        ------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio..............    9.62%
Franklin Global Real Estate Fund...................    5.81%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Strategic Mortgage Portfolio..............   13.92%
Franklin Global Real Estate Fund...................   13.43%
Franklin Small Cap Growth Fund.....................   10.22%
Franklin Growth Opportunities Fund.................    7.58%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Global Real Estate Fund...................   16.21%
Franklin Small Cap Growth Fund.....................   11.64%
Franklin Growth Opportunities Fund.................    7.94%


                             Semiannual Report | 59

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.


                             60 | Semiannual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund


                             Semiannual Report | 61

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2007, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed that the Fund's income return for the one-year period was in the middle quintile of its performance universe and on an annualized basis was in the second-highest quintile of such universe for the previous three-year period, the middle quintile of such universe for


                             62 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

the previous five-year period, and in the second-lowest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund's total return for the one-year period as well as the previous three-, five- and 10-year periods on an annualized basis to be in the highest quintile of such performance universe. The Board was satisfied with such performance.

FRANKLIN TEMPLETON MODERATE TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period to be in the middle quintile of this universe and on an annualized basis for each of the previous three- and 10-year periods to be in the second-highest quintile of such universe, and in the middle quintile for the previous five-year period of such performance universe. The Lipper report showed the Fund's total return for the one-year period, as well as the previous three-, five- and 10-year periods on an annualized basis to be in the highest quintile of such performance universe. The Board was satisfied with this performance.

FRANKLIN TEMPLETON GROWTH TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period, as well as the previous three- and 10-year periods on an annualized basis to be in the middle quintile of such universe, and in the second-lowest quintile of this performance universe for the previous five-year period on an annualized basis. The Lipper report showed the Fund's total return for the one-year period, as well as the previous three- and five-year periods on an annualized basis to be in the highest quintile of such performance universe, and in the second-highest quintile of such universe for the previous 10-year period on an annualized basis. The Board was satisfied with this performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted that the Funds pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. The Lipper report


                             Semiannual Report | 63

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

for Franklin Templeton Moderate Target Fund showed its contractual management fee rate was above the median of its Lipper expense group, with its actual total expense ratio being within 8 basis points of such expense group median. The Lipper report for Franklin Templeton Conservative Target Fund showed its contractual management fee rate was at the median of its Lipper expense group with its actual total expense ratio being the highest in such group, but within 15 basis points of the group median. The Lipper report for Franklin Templeton Growth Target Fund showed its contractual management fee rate was the highest in its expense group with its actual total expense ratio being within 10 basis points of its expense group median. The Board believed the expenses of each Fund were acceptable taking into account the fee waivers and expense reimbursements applicable to each of them.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each Fund. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers


                             64 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. With the exception of Templeton Global Long Short Fund, which has a performance adjusted base fee, the fees charged all the underlying funds in which the Funds may invest provide for management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the schedule of fees under their investment management agreements provides a sharing of benefits with a Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                             Semiannual Report | 65

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

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

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

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)                One Franklin Parkway
                                                        San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS S2008 08/08




                                   (GRAPHIC)

                                 JUNE 30, 2008

Franklin Templeton Corefolio Allocation Fund

Franklin Templeton Founding Funds Allocation Fund

Franklin Templetonr Perspectives Allocation Fund

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                             FUND ALLOCATOR SERIES

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

Semiannual Report

Economic and Market Overview

During the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. A weaker U.S. dollar compared with most foreign currencies contributed to increased export demand, which helped the fragile economy. Also supporting the economy were inventory buildup, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Many economists agreed, however, that the slowing U.S. economy -- which is the world's largest and accounts for roughly 25% of global gross domestic product -- could have a meaningfully negative impact on growth prospects around the world.(1) Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities' prices and related equities.

In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. For the 12 months ended June 30, 2008, the core U.S. Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.(2) Many of the world's monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world's currencies, and the dollar's weakness contributed to higher commodities' prices, as most of these prices are set in U.S. dollars.

(1). Source: Global Insight.

(2). Source: Bureau of Labor Statistics.


                             Semiannual Report | 3

Against this challenging economic backdrop, investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Many global and U.S. equity markets were volatile, and a majority of them declined over the reporting period. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                             4 | Semiannual Report

Franklin Templeton Corefolio Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A had a -12.39% cumulative total return for the six months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark had a -11.50% total return.(1) You can find other performance data in the Performance Summary beginning on page 7.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1). Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 31.


                             Semiannual Report | 5

ASSET ALLOCATION*

Franklin Templeton Corefolio Allocation Fund Based on Total Net Assets as of 6/30/08**

                                   (BAR CHART)

Domestic Equity   75.3%
Foreign Equity    24.9%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

**   Short-term investments and other net assets = -0.2%.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, Fund performance was hindered most by Templeton Growth Fund - Advisor Class and Mutual Shares Fund - Class Z, which underperformed the Fund's hybrid benchmark. Although Franklin Growth Fund - Advisor Class and Franklin Capital Growth Fund - Advisor Class also had negative total returns during the reporting period, both funds performed better than the benchmark.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              6 | Semiannual Report

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTCOX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$2.07    $12.15    $14.22
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0155
Long-Term Capital Gain           $0.2896
   TOTAL                         $0.3051

CLASS B (SYMBOL: FBCOX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$2.10    $12.02    $14.12
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0155
Long-Term Capital Gain           $0.2896
   TOTAL                         $0.3051

CLASS C (SYMBOL: FTCLX)                    CHANGE   6/30/08   12/31/07
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      -$2.09    $11.99    $14.08
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0155
Long-Term Capital Gain           $0.2896
   TOTAL                         $0.3051

CLASS R (SYMBOL: N/A)                      CHANGE   6/30/08   12/31/07
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      -$2.08    $12.12    $14.20
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0155
Long-Term Capital Gain           $0.2896
   TOTAL                         $0.3051

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/08   12/31/07
---------------------------                ------   -------   --------
Net Asset Value (NAV)                      -$2.05    $12.20    $14.25
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0155
Long-Term Capital Gain           $0.2896
   TOTAL                         $0.3051


                              Semiannual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

                                                                       INCEPTION
CLASS A                           6-MONTH           1-YEAR    3-YEAR   (8/15/03)
-------                           -------          -------   -------   ---------
Cumulative Total Return(2)         -12.39%          -14.85%   +14.56%    +40.33%
Average Annual Total Return(3)     -17.44%          -19.73%    +2.59%     +5.90%
Value of $10,000 Investment(4)    $ 8,256          $ 8,027   $10,797    $13,227
   Total Annual Operating
      Expenses(5)
      Without Waiver                        1.33%
      With Waiver                           1.18%

                                                                       INCEPTION
CLASS B                           6-MONTH           1-YEAR    3-YEAR   (8/15/03)
-------                           -------          -------   -------   ---------
Cumulative Total Return(2)         -12.70%          -15.43%   +12.30%    +35.74%
Average Annual Total Return(3)     -16.10%          -18.67%    +3.01%     +6.14%
Value of $10,000 Investment(4)    $ 8,390          $ 8,133   $10,930    $13,374
   Total Annual Operating
      Expenses(5)
      Without Waiver                        2.03%
      With Waiver                           1.88%

                                                                       INCEPTION
CLASS C                           6-MONTH           1-YEAR    3-YEAR   (8/15/03)
-------                           -------          -------   -------   ---------
Cumulative Total Return(2)         -12.66%          -15.35%   +12.33%    +35.77%
Average Annual Total Return(3)     -13.51%          -16.16%    +3.95%     +6.47%
Value of $10,000 Investment(4)    $ 8,649          $ 8,384   $11,233    $13,577
   Total Annual Operating
      Expenses(5)
      Without Waiver                        2.02%
      With Waiver                           1.87%

                                                                       INCEPTION
CLASS R                           6-MONTH           1-YEAR    3-YEAR   (8/15/03)
-------                           -------          -------   -------   ---------
Cumulative Total Return(2)         -12.48%          -14.99%   +13.97%    +39.19%
Average Annual Total Return(3)     -12.48%          -14.99%    +4.46%     +7.02%
Value of $10,000 Investment(4)    $ 8,752          $ 8,501   $11,397    $13,919
   Total Annual Operating
      Expenses(5)
      Without Waiver                        1.53%
      With Waiver                           1.38%

                                                                       INCEPTION
ADVISOR CLASS                     6-MONTH           1-YEAR    3-YEAR   (8/15/03)
-------------                     -------          -------   -------   ---------
Cumulative Total Return(2)         -12.22%          -14.52%   +15.67%    +42.43%
Average Annual Total Return(3)     -12.22%          -14.52%    +4.97%     +7.52%
Value of $10,000 Investment(4)    $ 8,778          $ 8,548   $11,567    $14,243
   Total Annual Operating
      Expenses(5)
      Without Waiver                        1.03%
      With Waiver                           0.88%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ADMINISTRATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 0.90% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.


                              8 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1). If the administrator had not waived fees, the Fund's total returns would have been lower.

(2). Cumulative total return represents the change in value of an investment over the periods indicated.

(3). Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5). Figures are as stated in the Fund's prospectus current as of the date of this report.


                              Semiannual Report | 9

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                            10 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 1/1/08       VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                          $1,000            $  876.10            $2.24
Hypothetical (5% return before expenses)        $1,000            $1,022.48            $2.41
CLASS B
Actual                                          $1,000            $  873.00            $5.50
Hypothetical (5% return before expenses)        $1,000            $1,019.00            $5.92
CLASS C
Actual                                          $1,000            $  873.40            $5.45
Hypothetical (5% return before expenses)        $1,000            $1,019.05            $5.87
CLASS R
Actual                                          $1,000            $  875.20            $3.17
Hypothetical (5% return before expenses)        $1,000            $1,021.48            $3.42
ADVISOR CLASS
Actual                                          $1,000            $  877.80            $0.84
Hypothetical (5% return before expenses)        $1,000            $1,023.97            $0.91


* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.48%; B: 1.18%; C: 1.17%; R: 0.68%; and
     Advisor: 0.18%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             Semiannual Report | 11

Franklin Templeton Founding Funds Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton Founding Funds Allocation Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A had a -11.84% cumulative total return for the six months under review. The Fund performed comparably to its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark had a -11.36% total return.(1) You can find other performance data in the Performance Summary beginning on page 14.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1). Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 37.


                             12 | Semiannual Report

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, Fund performance was hindered most by Templeton Growth Fund - Advisor Class, followed by Mutual Shares Fund - Class Z, both of which underperformed the Fund's hybrid benchmark. Although Franklin Income Fund
- Advisor Class also had a negative total return during the reporting period, it performed better than the benchmark.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

ASSET ALLOCATION*

Franklin Templeton Founding Funds Allocation Fund

Based on Total Net Assets as of 6/30/08**

                                  (BAR CHART)

Domestic Hybrid   33.8%
Foreign Equity    33.5%
Domestic Equity   33.0%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

**   Short-term investments and other net assets = -0.3%.


                             Semiannual Report | 13

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FFALX)                            CHANGE   6/30/08   12/31/07
-----------------------                            ------   -------   --------
Net Asset Value (NAV)                              -$1.89    $11.61    $13.50
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                          $0.0083
Long-Term Capital Gain                   $0.2835
   TOTAL                                 $0.2918

CLASS B (SYMBOL: FFABX)                            CHANGE   6/30/08   12/31/07
-----------------------                            ------   -------   --------
Net Asset Value (NAV)                              -$1.91    $11.54    $13.45
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                          $0.0083
Long-Term Capital Gain                   $0.2835
   TOTAL                                 $0.2918

CLASS C (SYMBOL: FFACX)                            CHANGE   6/30/08   12/31/07
-----------------------                            ------   -------   --------
Net Asset Value (NAV)                              -$1.90    $11.39    $13.29
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                          $0.0083
Long-Term Capital Gain                   $0.2835
   TOTAL                                 $0.2918

CLASS R (SYMBOL: FFARX)                            CHANGE   6/30/08   12/31/07
-----------------------                            ------   -------   --------
Net Asset Value (NAV)                              -$1.90    $11.60    $13.50
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                          $0.0083
Long-Term Capital Gain                   $0.2835
   TOTAL                                 $0.2918

ADVISOR CLASS (SYMBOL: FFAAX)                      CHANGE   6/30/08   12/31/07
-----------------------------                      ------   -------   --------
Net Asset Value (NAV)                              -$1.88    $11.70    $13.58
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                          $0.0083
Long-Term Capital Gain                   $0.2835
   TOTAL                                 $0.2918


                             14 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                  6-MONTH            1-YEAR    3-YEAR   INCEPTION (8/15/03)
-------                                  -------           -------   -------   -------------------
Cumulative Total Return(2)                -11.84%           -15.17%   +13.68%         +46.18%
Average Annual Total Return(3)            -16.89%           -20.06%    +2.33%          +6.79%
Value of $10,000 Investment(4)           $ 8,311           $ 7,994   $10,717         $13,777
   Total Annual Operating Expenses(5)
      Without Waiver                               1.18%
      With Waiver                                  1.13%

CLASS B                                  6-MONTH            1-YEAR    3-YEAR   INCEPTION (8/15/03)
-------                                  -------           -------   -------   -------------------
Cumulative Total Return(2)                -12.04%           -15.66%   +11.50%         +41.69%
Average Annual Total Return(3)            -15.47%           -18.82%    +2.81%          +7.09%
Value of $10,000 Investment(4)           $ 8,453           $ 8,118   $10,867         $13,969
   Total Annual Operating Expenses(5)
      Without Waiver                               1.88%
      With Waiver                                  1.83%

CLASS C                                  6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/15/03)
-------                                  -------          -------   -------   -------------------
Cumulative Total Return(2)                -12.11%          -15.69%   +11.56%         +41.65%
Average Annual Total Return(3)            -12.96%          -16.48%    +3.71%          +7.40%
Value of $10,000 Investment(4)           $ 8,704          $ 8,352   $11,156         $14,165
   Total Annual Operating Expenses(5)
      Without Waiver                               1.88%
      With Waiver                                  1.83%

CLASS R                                  6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/15/03)
-------                                  -------          -------   -------   -------------------
Cumulative Total Return(2)                -11.92%          -15.35%   +13.07%         +45.21%
Average Annual Total Return(3)            -11.92%          -15.35%    +4.18%          +7.95%
Value of $10,000 Investment(4)           $ 8,808          $ 8,465   $11,307         $14,521
   Total Annual Operating Expenses(5)
      Without Waiver                               1.38%
      With Waiver                                  1.33%

ADVISOR CLASS                            6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/15/03)
-------------                            -------          -------   -------   -------------------
Cumulative Total Return(2)                -11.70%          -14.93%   +14.90%         +48.67%
Average Annual Total Return(3)            -11.70%          -14.93%    +4.74%          +8.47%
Value of $10,000 Investment(4)           $ 8,830          $ 8,507   $11,490         $14,867
   Total Annual Operating Expenses(5)
      Without Waiver                               0.88%
      With Waiver                                  0.83%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ADMINISTRATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 0.85% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.


                             Semiannual Report | 15

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1). If the administrator had not waived fees, the Fund's total returns would have been lower.

(2). Cumulative total return represents the change in value of an investment over the periods indicated.

(3). Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5). Figures are as stated in the Fund's prospectus current as of the date of this report.


                             16 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 17

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  881.60             $2.25
Hypothetical (5% return before expenses)         $1,000           $1,022.48             $2.41
CLASS B
Actual                                           $1,000           $  879.60             $5.51
Hypothetical (5% return before expenses)         $1,000           $1,019.00             $5.92
CLASS C
Actual                                           $1,000           $  878.90             $5.42
Hypothetical (5% return before expenses)         $1,000           $1,019.10             $5.82
CLASS R
Actual                                           $1,000           $  880.80             $3.18
Hypothetical (5% return before expenses)         $1,000           $1,021.48             $3.42
ADVISOR CLASS
Actual                                           $1,000           $  883.00             $0.84
Hypothetical (5% return before expenses)         $1,000           $1,023.97             $0.91

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.48%; B: 1.18%; C: 1.16%; R: 0.68%; and
     Advisor: 0.18%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             18 | Semiannual Report

Franklin Templeton Perspectives Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton Perspectives Allocation Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A had a -12.82% cumulative total return for the six months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark had a -11.36% total return.(1) You can find other performance data in the Performance Summary beginning on page 21.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1). Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


                             Semiannual Report | 19

ASSET ALLOCATION*

Franklin Templeton Perspectives Allocation Fund
Based on Total Net Assets as of 6/30/08

                                  (BAR CHART)

Domestic Equity                             66.4%
Foreign Equity                              33.5%
Short-Term Investments & Other Net Assets    0.1%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, Fund performance was hindered most by Templeton Growth Fund - Advisor Class, which underperformed the Fund's hybrid benchmark. Although Franklin Flex Cap Growth Fund - Advisor Class and Franklin Growth Fund
- Advisor Class also had negative total returns during the reporting period, both funds performed better than the benchmark.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             20 | Semiannual Report

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FPAAX)                     CHANGE   6/30/08   12/31/07
-----------------------                     ------   -------   --------
Net Asset Value (NAV)                       -$1.96    $11.21     $13.17
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0055
Short-Term Capital Gain          $0.0002
Long-Term Capital Gain           $0.2600
   TOTAL                         $0.2657

CLASS C (SYMBOL: FPCAX)                     CHANGE   6/30/08   12/31/07
-----------------------                     ------   -------   --------
Net Asset Value (NAV)                       -$1.99    $11.09     $13.08
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0055
Short-Term Capital Gain          $0.0002
Long-Term Capital Gain           $0.2600
   TOTAL                         $0.2657

CLASS R (SYMBOL: N/A)                       CHANGE   6/30/08   12/31/07
---------------------                       ------   -------   --------
Net Asset Value (NAV)                       -$1.97    $11.20     $13.17
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0055
Short-Term Capital Gain          $0.0002
Long-Term Capital Gain           $0.2600
   TOTAL                         $0.2657

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   6/30/08   12/31/07
---------------------------                 ------   -------   --------
Net Asset Value (NAV)                       -$1.95    $11.27     $13.22
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                  $0.0055
Short-Term Capital Gain          $0.0002
Long-Term Capital Gain           $0.2600
   TOTAL                         $0.2657


                             Semiannual Report | 21

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                    6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------                                    -------          -------   -------   ------------------
Cumulative Total Return(2)                  -12.82%          -14.10%   +15.46%         +30.15%
Average Annual Total Return(3)              -17.81%          -19.05%    +2.85%          +5.36%
Value of $10,000 Investment(4)             $ 8,219          $ 8,095   $10,881         $12,266
   Total Annual Operating Expenses(5)
      Without Waiver                                 1.39%
      With Waiver                                    1.21%

CLASS C                                    6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------                                    -------          -------   -------   ------------------
Cumulative Total Return(2)                  -13.14%          -14.69%   +13.19%         +26.84%
Average Annual Total Return(3)              -13.98%          -15.51%    +4.22%          +6.27%
Value of $10,000 Investment(4)             $ 8,602          $ 8,449   $11,319         $12,684
   Total Annual Operating Expenses(5)
      Without Waiver                                 2.08%
      With Waiver                                    1.90%

CLASS R                                    6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------                                    -------          -------   -------   ------------------
Cumulative Total Return(2)                  -12.89%          -14.22%   +14.86%         +29.34%
Average Annual Total Return(3)              -12.89%          -14.22%    +4.73%          +6.80%
Value of $10,000 Investment(4)             $ 8,711          $ 8,578   $11,486         $12,934
   Total Annual Operating Expenses(5)
      Without Waiver                                 1.59%
      With Waiver                                    1.41%

ADVISOR CLASS                              6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------------                              -------          -------   -------   ------------------
Cumulative Total Return(2)                  -12.69%          -13.71%   +16.73%         +31.90%
Average Annual Total Return(3)              -12.69%          -13.71%    +5.29%          +7.34%
Value of $10,000 Investment(4)             $ 8,731          $ 8,629   $11,673         $13,190
   Total Annual Operating Expenses(5)
      Without Waiver                                 1.09%
      With Waiver                                    0.91%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ADMINISTRATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 0.92% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.


                             22 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MOST VOLATILE IN THE MARKET. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1). If the administrator had not waived fees, the Fund's total returns would have been lower.

(2). Cumulative total return represents the change in value of an investment over the periods indicated.

(3). Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5). Figures are as stated in the Fund's prospectus current as of the date of this report.


                             Semiannual Report | 23

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             24 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                          $1,000            $  871.80             $2.23
Hypothetical (5% return before expenses)        $1,000            $1,022.48             $2.41
CLASS C
Actual                                          $1,000            $  868.60             $5.44
Hypothetical (5% return before expenses)        $1,000            $1,019.05             $5.87
CLASS R
Actual                                          $1,000            $  871.10             $3.16
Hypothetical (5% return before expenses)        $1,000            $1,021.48             $3.42
ADVISOR CLASS
Actual                                          $1,000            $  873.10             $1.02
Hypothetical (5% return before expenses)        $1,000            $1,023.77             $1.11

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.48%; C: 1.17%; R: 0.68%; and Advisor:
     0.18%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                             Semiannual Report | 25

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                   SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                                    JUNE 30, 2008    --------------------------------------     JULY 31,
CLASS A                                              (UNAUDITED)       2007      2006      2005     2004(a)     2004(b)
-------                                            ----------------  --------  --------  --------  --------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $  14.22      $  14.09  $  12.71  $  12.20  $  11.02     $  10.00
                                                       --------      --------  --------  --------  --------     --------
Income from investment operations(c):
   Net investment income (loss)(d, e) ...........         (0.03)         0.15      0.11      0.09      0.09         0.01
   Net realized and unrealized gains (losses) ...         (1.73)         0.57      1.81      0.71      1.21         1.07
                                                       --------      --------  --------  --------  --------     --------
Total from investment operations ................         (1.76)         0.72      1.92      0.80      1.30         1.08
                                                       --------      --------  --------  --------  --------     --------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ............         (0.02)        (0.17)    (0.16)    (0.10)    (0.07)          --
   Net realized gains ...........................         (0.29)        (0.42)    (0.38)    (0.19)    (0.05)          --
   Tax return of capital ........................            --            --        --        --        --        (0.06)
                                                       --------      --------  --------  --------  --------     --------
Total distributions .............................         (0.31)        (0.59)    (0.54)    (0.29)    (0.12)       (0.06)
                                                       --------      --------  --------  --------  --------     --------
Redemption fees(f) ..............................            --            --        --        --        --           --
                                                       --------      --------  --------  --------  --------     --------
Net asset value, end of period ..................      $  12.15      $  14.22  $  14.09  $  12.71  $  12.20     $  11.02
                                                       ========      ========  ========  ========  ========     ========
Total return(g) .................................        (12.39)%        5.20%    15.25%     6.63%    11.77%       10.85%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by
   affiliates(i) ................................          0.60%         0.64%     0.65%     0.66%     0.68%        0.74%
Expenses net of waiver and payments by
   affiliates(i) ................................          0.48%         0.50%     0.50%     0.58%     0.68%        0.47%
Net investment income (loss)(e) .................         (0.48)%        0.99%     0.82%     0.72%     1.86%        0.14%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $416,931      $497,314  $458,460  $353,016  $238,564     $157,792
Portfolio turnover rate .........................          0.91%         1.72%     1.66%     2.49%     1.02%        0.62%

(a)  For the period August 1, 2004 (effective date) to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                   SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,        PERIOD ENDED
                                                     JUNE 30, 2008   ----------------------------------     JULY 31,
CLASS B                                               (UNAUDITED)     2007      2006     2005    2004(a)      2004(b)
-------                                            ----------------  -------  -------  -------  --------  ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $ 14.12       $ 13.99  $ 12.62  $ 12.12   $ 10.95     $ 10.00
                                                       -------       -------  -------  -------   -------     -------
Income from investment operations(c):
   Net investment income (loss)(d, e) ...........        (0.08)         0.05     0.01     0.01      0.06       (0.06)
   Net realized and unrealized gains (losses) ...        (1.71)         0.57     1.81     0.70      1.20        1.06
                                                       -------       -------  -------  -------   -------     -------
Total from investment operations ................        (1.79)         0.62     1.82     0.71      1.26        1.00
                                                       -------       -------  -------  -------   -------     -------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ............        (0.02)        (0.07)   (0.07)   (0.02)    (0.04)         --
   Net realized gains ...........................        (0.29)        (0.42)   (0.38)   (0.19)    (0.05)         --
   Tax return of capital ........................           --            --       --       --        --       (0.05)
                                                       -------       -------  -------  -------   -------     -------
Total distributions .............................        (0.31)        (0.49)   (0.45)   (0.21)    (0.09)      (0.05)
                                                       -------       -------  -------  -------   -------     -------
Redemption fees(f) ..............................           --            --       --       --        --          --
                                                       -------       -------  -------  -------   -------     -------
Net asset value, end of period ..................      $ 12.02       $ 14.12  $ 13.99  $ 12.62   $ 12.12     $ 10.95
                                                       =======       =======  =======  =======   =======     =======
Total return(g) .................................       (12.70)%        4.49%   14.55%    5.89%    11.50%      10.02%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by
   affiliates(i) ................................         1.30%         1.31%    1.30%    1.31%     1.33%       1.39%
Expenses net of waiver and payments by
   affiliates(i) ................................         1.18%         1.16%    1.15%    1.23%     1.33%       1.12%
Net investment income (loss)(e)..................        (1.18)%        0.32%    0.17%    0.07%     1.21%      (0.51)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $57,937       $72,530  $76,408  $71,496   $66,562     $44,297
Portfolio turnover rate .........................         0.91%         1.72%    1.66%    2.49%     1.02%       0.62%

(a)  For the period August 1, 2004 (effective date) to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                   SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,          PERIOD ENDED
                                                     JUNE 30, 2008   -------------------------------------     JULY 31,
CLASS C                                               (UNAUDITED)      2007      2006      2005     2004(a)    2004(b)
-------                                            ----------------  --------  --------  --------  --------  ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $  14.08      $  13.96  $  12.61  $  12.11   $ 10.94    $ 10.00
                                                       --------      --------  --------  --------   -------    -------
Income from investment operations(c):
   Net investment income (loss)(d, e) ...........         (0.07)         0.05      0.02      0.01      0.06      (0.05)
   Net realized and unrealized gains (losses) ...         (1.71)         0.57      1.79      0.71      1.20       1.04
                                                       --------      --------  --------  --------   -------    -------
Total from investment operations ................         (1.78)         0.62      1.81      0.72      1.26       0.99
                                                       --------      --------  --------  --------   -------    -------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ............         (0.02)        (0.08)    (0.08)    (0.03)    (0.04)        --
   Net realized gains ...........................         (0.29)        (0.42)    (0.38)    (0.19)    (0.05)        --
   Tax return of capital ........................            --            --        --        --        --      (0.05)
                                                       --------      --------  --------  --------   -------    -------
Total distributions .............................         (0.31)        (0.50)    (0.46)    (0.22)    (0.09)     (0.05)
                                                       --------      --------  --------  --------   -------    -------
Redemption fees(f) ..............................            --            --        --        --        --         --
                                                       --------      --------  --------  --------   -------    -------
Net asset value, end of period ..................      $  11.99      $  14.08  $  13.96  $  12.61   $ 12.11    $ 10.94
                                                       ========      ========  ========  ========   =======    =======
Total return(g) .................................        (12.66)%        4.50%    14.48%     6.02%    11.49%      9.93%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by
   affiliates(i) ................................          1.29%         1.30%     1.29%     1.29%     1.33%      1.39%
Expenses net of waiver and payments by
   affiliates(i) ................................          1.17%         1.16%     1.14%     1.21%     1.33%      1.12%
Net investment income (loss)(d) .................         (1.17)%        0.33%     0.18%     0.09%     1.21%     (0.51)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $153,956      $181,951  $166,688  $132,459   $96,487    $73,272
Portfolio turnover rate .........................          0.91%         1.72%     1.66%     2.49%     1.02%      0.62%

(a)  For the period August 1, 2004 (effective date) to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Based on average daily shares outstanding.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             28 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                      SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                        JUNE 30, 2008    -----------------------------------     JULY 31,
CLASS R                                  (UNAUDITED)      2007     2006     2005     2004(a)      2004(b)
-------                               ----------------   ------   ------   ------    -------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................       $ 14.20        $14.07   $12.69   $12.18    $11.00      $10.00
                                          -------        ------   ------   ------    ------      ------
Income from investment
   operations(c):
   Net investment income
   (loss)(d, e) ...................         (0.04)         0.12     0.09     0.05      0.08       (0.02)
   Net realized and unrealized
   gains (losses) .................         (1.73)         0.57     1.81     0.73      1.21        1.08
                                          -------        ------   ------   ------    ------      ------
Total from investment operations ..         (1.77)         0.69     1.90     0.78      1.29        1.06
                                          -------        ------   ------   ------    ------      ------
Less distributions from:
   Net investment income and short
   term gains received from
   Underlying Funds ...............         (0.02)        (0.14)   (0.14)   (0.08)    (0.06)         --
   Net realized gains .............         (0.29)        (0.42)   (0.38)   (0.19)    (0.05)         --
   Tax return of capital ..........            --            --       --       --        --       (0.06)
                                          -------        ------   ------   ------    ------      ------
Total distributions ...............         (0.31)        (0.56)   (0.52)   (0.27)    (0.11)      (0.06)
                                          -------        ------   ------   ------    ------      ------
Redemption fees(f) ................            --            --       --       --        --          --
                                          -------        ------   ------   ------    ------      ------
Net asset value, end of period ....       $ 12.12        $14.20   $14.07   $12.69    $12.18      $11.00
                                          =======        ======   ======   ======    ======      ======
Total return(g) ...................        (12.48)%        5.02%   15.10%    6.43%    11.73%      10.65%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ...............          0.80%         0.81%    0.80%    0.81%     0.83%       0.89%
Expenses net of waiver and payments
   by affiliates(i) ...............          0.68%         0.66%    0.65%   (0.73)%    0.83%       0.62%
Net investment income (loss)(d) ...         (0.68)%        0.82%    0.67%    0.57%     1.71%      (0.01)%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................       $ 2,003        $2,602   $2,534   $2,190    $1,944      $1,408
Portfolio turnover rate ...........          0.91%         1.72%    1.66%    2.49%     1.02%       0.62%

(a)  For the period August 1, 2004 (effective date) to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Based on average daily shares outstanding.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                      SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                        JUNE 30, 2008    -----------------------------------     JULY 31,
ADVISOR CLASS                            (UNAUDITED)      2007     2006     2005     2004(a)      2004(b)
-------------                         ----------------   ------   ------   ------   --------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................       $ 14.25        $14.12   $12.73   $12.21   $11.02        $10.00
                                          -------        ------   ------   ------   ------        ------
Income from investment
   operations(c):
   Net investment income
      (loss)(d, e) ................         (0.01)         0.19     0.15     0.13     0.11          0.04
   Net realized and unrealized
      gains (losses) ..............         (1.73)         0.58     1.83     0.72     1.21          1.05
                                          -------        ------   ------   ------   ------        ------
Total from investment operations ..         (1.74)         0.77     1.98     0.85     1.32          1.09
                                          -------        ------   ------   ------   ------        ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............         (0.02)        (0.22)   (0.21)   (0.14)   (0.08)           --
   Net realized gains .............         (0.29)        (0.42)   (0.38)   (0.19)   (0.05)           --
   Tax return of capital ..........            --            --       --       --       --         (0.07)
                                          -------        ------   ------   ------   ------        ------
Total distributions ...............         (0.31)        (0.64)   (0.59)   (0.33)   (0.13)        (0.07)
                                          -------        ------   ------   ------   ------        ------
Redemption fees(f) ................            --            --       --       --       --            --
                                          -------        ------   ------   ------   ------        ------
Net asset value, end of period ....       $ 12.20        $14.25   $14.12   $12.73   $12.21        $11.02
                                          -------        ------   ------   ------   ------        ------
Total return(g) ...................        (12.22)%        5.53%   15.65%    6.93%   12.09%        10.92%
                                          =======        ======   ======   ======   ======        ======
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ...............          0.30%         0.31%    0.30%    0.31%    0.33%         0.39%
Expenses net of waiver and payments
   by affiliates(i) ...............          0.18%         0.16%    0.15%    0.23%    0.33%         0.12%
Net investment income (loss)(d) ...         (0.18)%        1.32%    1.17%    1.07%    2.21%         0.49%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................       $ 2,390        $3,243   $3,073   $2,792   $2,097        $1,181
Portfolio turnover rate ...........          0.91%         1.72%    1.66%    2.49%    1.02%         0.62%

(a)  For the period August 1, 2004 (effective date) to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Based on average daily shares outstanding.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             30 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                SHARES         VALUE
    --------------------------------------------                              ----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 75.2%
    Franklin Capital Growth Fund, Advisor Class ...........................   13,979,830   $160,208,854
    Franklin Growth Fund, Advisor Class ...................................    4,044,550    160,245,087
    Mutual Shares Fund, Class Z ...........................................    7,189,220    155,934,185
                                                                                           ------------
                                                                                            476,388,126
                                                                                           ------------
    FOREIGN EQUITY 25.0%
    Templeton Growth Fund Inc., Advisor Class .............................    7,728,068    157,884,420
                                                                                           ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENT
       (COST $607,646,090) ................................................                 634,272,546
                                                                                           ------------
    SHORT TERM INVESTMENT (COST $659,108) 0.1%
    MONEY MARKET FUND 0.1%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% ..      659,108        659,108
                                                                                           ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $608,305,198) 100.3% ......                 634,931,654
    OTHER ASSETS, LESS LIABILITIES (0.3)% .................................                  (1,714,729)
                                                                                           ------------
    NET ASSETS 100.0% .....................................................                $633,216,925
                                                                                           ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 31

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                                PERIOD
                                      SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,                     ENDED
                                       JUNE 30, 2008     ---------------------------------------------------   JULY 31,
CLASS A                                 (UNAUDITED)         2007           2006         2005        2004(a)     2004(b)
-------                               ----------------   -----------    ----------   ----------   ----------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period..........................      $    13.50      $     13.98    $    12.50   $    12.28   $    11.21   $  10.00
                                         ----------      -----------    ----------   ----------   ----------   --------
Income from investment
   operations(c):
   Net investment income(d, e).....            0.10             0.43          0.40         0.37         0.22       0.23
   Net realized and unrealized
      gains (losses)...............           (1.70)              --(f)       1.99         0.40         1.14       1.07
                                         ----------      -----------    ----------   ----------   ----------   --------
Total from investment operations...           (1.60)            0.43          2.39         0.77         1.36       1.30
                                         ----------      -----------    ----------   ----------   ----------   --------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds.............           (0.01)           (0.44)        (0.44)       (0.30)       (0.23)     (0.09)
   Net realized gains..............           (0.28)           (0.47)        (0.47)       (0.25)       (0.06)        --
                                         ----------      -----------    ----------   ----------   ----------   --------
Total distributions................           (0.29)           (0.91)        (0.91)       (0.55)       (0.29)     (0.09)
                                         ----------      -----------    ----------   ----------   ----------   --------
Redemption fees(f).................              --               --            --           --           --         --
                                         ----------      -----------    ----------   ----------   ----------   --------
Net asset value, end of period.....      $    11.61      $     13.50    $    13.98   $    12.50   $    12.28   $  11.21
                                         ==========      ===========    ==========   ==========   ==========   ========
Total return(g)....................          (11.84)%           3.12%        19.34%        6.31%       12.16%     13.00%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i)................            0.52%            0.55%         0.57%        0.58%        0.60%      0.61%
Expenses net of waiver and payments
   by affiliates(i)................            0.48%            0.50%         0.50%        0.54%        0.60%      0.49%
Net investment income(e)...........            1.62%            2.99%         3.00%        2.98%        4.48%      2.16%
SUPPLEMENTAL DATA
Net assets, end of period (000's)..      $8,420,723      $10,161,473    $7,288,143   $4,051,695   $1,640,876   $882,175
Portfolio turnover rate............            1.15%            0.73%         0.96%        0.74%        0.37%      0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             32 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                      PERIOD
                                      SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,             ENDED
                                       JUNE 30, 2008     -----------------------------------------   JULY 31,
CLASS B                                 (UNAUDITED)        2007       2006       2005      2004(a)    2004(b)
-------                               ----------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................      $  13.45        $  13.93   $  12.46   $  12.23   $  11.16   $  10.00
                                         --------        --------   --------   --------   --------   --------
Income from investment
   operations(c):
   Net investment income(d, e) ....          0.06            0.35       0.28       0.26       0.19       0.16
   Net realized and unrealized
      gains (losses) ..............         (1.68)          (0.02)      2.00       0.43       1.13       1.08
                                         --------        --------   --------   --------   --------   --------
Total from investment operations ..         (1.62)           0.33       2.28       0.69       1.32       1.24
                                         --------        --------   --------   --------   --------   --------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............         (0.01)          (0.34)     (0.34)     (0.21)     (0.19)     (0.08)
   Net realized gains .............         (0.28)          (0.47)     (0.47)     (0.25)     (0.06)        --
                                         --------        --------   --------   --------   --------   --------
Total distributions ...............         (0.29)          (0.81)     (0.81)     (0.46)     (0.25)     (0.08)
                                         --------        --------   --------   --------   --------   --------
Redemption fees(f) ................            --              --         --         --         --         --
                                         --------        --------   --------   --------   --------   --------
Net asset value, end of period ....      $  11.54        $  13.45   $  13.93   $  12.46   $  12.23   $  11.16
                                         ========        ========   ========   ========   ========   ========
Total return(g) ...................        (12.04)%          2.36%     18.53%      5.58%     11.90%     12.39%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ......          1.22%           1.22%      1.22%      1.23%      1.25%      1.26%
Expenses net of waiver and payments
   by affiliates(i) ...............          1.18%           1.17%      1.15%      1.19%      1.25%      1.14%
Net investment income(e) ..........          0.92%           2.32%      2.35%      2.33%      3.83%      1.51%
SUPPLEMENTAL DATA
Net assets, end of period (000's)..      $577,157        $722,716   $766,452   $688,590   $612,553   $357,282
Portfolio turnover rate ...........          1.15%           0.73%      0.96%      0.74%      0.37%      0.71%


(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67%for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                             PERIOD
                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,               ENDED
                                       JUNE 30, 2008     ------------------------------------------------   JULY 31,
CLASS C                                 (UNAUDITED)        2007           2006         2005       2004(a)    2004(b)
-------                               ----------------   ----------   -----------   ----------   --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................     $    13.29       $    13.78    $    12.36   $    12.23   $  11.16   $  10.00
                                        ----------       ----------    ----------   ----------   --------   --------
Income from investment
   operations(c):
   Net investment income(d, e) ....           0.06             0.29          0.31         0.29       0.19       0.17
   Net realized and unrealized
      gains (losses) ..............          (1.67)            0.05          1.95         0.39       1.13       1.07
                                        ----------       ----------    ----------   ----------   --------   --------
Total from investment operations ..          (1.61)            0.34          2.26         0.68       1.32       1.24
                                        ----------       ----------    ----------   ----------   --------   --------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............          (0.01)           (0.36)        (0.37)       (0.30)     (0.19)     (0.08)
   Net realized gains .............          (0.28)           (0.47)        (0.47)       (0.25)     (0.06)        --
                                        ----------       ----------    ----------   ----------   --------   --------
Total distributions ...............          (0.29)           (0.83)        (0.83)       (0.55)     (0.25)     (0.08)
                                        ----------       ----------    ----------   ----------   --------   --------
Redemption fees(f) ................             --               --            --           --         --         --
                                        ----------       ----------    ----------   ----------   --------   --------
Net asset value, end of period ....     $    11.39       $    13.29    $    13.78   $    12.36   $  12.23   $  11.16
                                        ==========       ==========    ==========   ==========   ========   ========
Total return(g) ...................         (12.11)%           2.47%        18.50%        5.63%     11.79%     12.40%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ...............           1.20%            1.22%         1.22%        1.20%      1.25%      1.26%
Expenses net of waiver and payments
   by affiliates(i) ...............           1.16%            1.17%         1.15%        1.16%      1.25%      1.14%
Net investment income(e) ..........           0.94%            2.32%         2.35%        2.36%      3.83%      1.51%
SUPPLEMENTAL DATA
Net assets, end of period (000's)..     $4,290,011       $5,295,157    $3,692,307   $2,075,041   $927,786   $535,778
Portfolio turnover rate ...........           1.15%            0.73%         0.96%        0.74%      0.37%      0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2007.

   The accompanying notes are an integral part of these financial statements.


                             34 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND


                                      SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,          PERIOD ENDED
                                        JUNE 30, 2008    -------------------------------------     JULY 31,
CLASS R                                  (UNAUDITED)       2007      2006      2005    2004(a)      2004(b)
-------                               ----------------   -------   -------   -------   -------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
    the period)
Net asset value, beginning of
   period .........................        $ 13.50       $ 13.98   $ 12.50   $ 12.28   $ 11.22      $10.00
                                           -------       -------   -------   -------   -------      ------
Income from investment
   operations(c):
   Net investment income(d, e) ....           0.09          0.42      0.37      0.33      0.22        0.20
   Net realized and unrealized
      gains (losses) ..............          (1.70)        (0.01)     1.99      0.42      1.13        1.11
                                           -------       -------   -------   -------   -------      ------
Total from investment operations ..          (1.61)         0.41      2.36      0.75      1.35        1.31
                                           -------       -------   -------   -------   -------      ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............          (0.01)        (0.42)    (0.41)    (0.28)    (0.23)      (0.09)
   Net realized gains .............          (0.28)        (0.47)    (0.47)    (0.25)    (0.06)         --
                                           -------       -------   -------   -------   -------      ------
Total distributions ...............          (0.29)        (0.89)    (0.88)    (0.53)    (0.29)      (0.09)
                                           -------       -------   -------   -------   -------      ------
Redemption fees(f) ................             --            --        --        --        --          --
                                           -------       -------   -------   -------   -------      ------
Net asset value, end of period ....        $ 11.60       $ 13.50   $ 13.98   $ 12.50   $ 12.28      $11.22
                                           =======       =======   =======   =======   =======      ======
Total return(g) ...................         (11.92)%        2.92%    19.15%     6.12%    12.02%      13.09%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ......           0.72%         0.72%     0.72%     0.73%     0.75%       0.76%
Expenses net of waiver and payments
   by affiliates (i) ..............           0.68%         0.67%     0.65%     0.69%     0.75%       0.64%
Net investment income(e) ..........           1.42%         2.82%     2.85%     2.83%     4.33%       2.01%

SUPPLEMENTAL DATA

Net assets, end of period (000's)..        $22,449       $29,028   $24,435   $17,247   $12,101      $5,225
Portfolio turnover rate ...........           1.15%         0.73%     0.96%     0.74%     0.37%       0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2007.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND


                                      SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,          PERIOD ENDED
                                        JUNE 30, 2008    -------------------------------------     JULY 31,
ADVISOR CLASS                            (UNAUDITED)       2007      2006      2005    2004(a)      2004(b)
-------------                         ----------------   -------   -------   -------   -------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................        $ 13.58       $ 14.05   $ 12.55   $ 12.32    $11.25     $ 10.00
                                           -------       -------   -------   -------    ------      ------
Income from investment
   operations(c):
   Net investment income(d, e) ....           0.12          0.48      0.47      0.39      0.24        0.25
   Net realized and unrealized
      gains (losses) ..............          (1.71)         0.01      1.98      0.42      1.14        1.09
                                           -------       -------   -------   -------    ------      ------
Total from investment operations ..          (1.59)         0.49      2.45      0.81      1.38        1.34
                                           -------       -------   -------   -------    ------      ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............          (0.01)        (0.49)    (0.48)    (0.33)    (0.25)      (0.09)
   Net realized gains .............          (0.28)        (0.47)    (0.47)    (0.25)    (0.06)         --
                                           -------       -------   -------   -------    ------      ------
Total distributions ...............          (0.29)        (0.96)    (0.95)    (0.58)    (0.31)      (0.09)
                                           -------       -------   -------   -------    ------      ------
Redemption fees(f) ................             --            --        --        --        --          --
                                           -------       -------   -------   -------    ------      ------
Net asset value, end of period ....        $ 11.70       $ 13.58   $ 14.05   $ 12.55    $12.32     $ 11.25
                                           =======       =======   =======   =======    ======      ======
Total returng .....................         (11.70)%        3.48%    19.73%     6.63%    12.32%      13.46%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ...............           0.22%         0.22%     0.22%     0.23%     0.25%       0.26%
Expenses net of waiver and payments
   by affiliates(i) ...............           0.18%         0.17%     0.15%     0.19%     0.25%       0.14%
Net investment income(e) ..........           1.92%         3.32%     3.35%     3.33%     4.83%       2.51%

SUPPLEMENTAL DATA

Net assets, end of period (000's)..        $40,083       $46,866   $25,124   $12,535    $7,792      $4,991
Portfolio turnover rate ...........           1.15%         0.73%     0.96%     0.74%     0.37%       0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             36 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND      SHARES            VALUE
    -------------------------------------------------   -------------   ---------------

    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 33.0%
    Mutual Shares Fund, Class Z......................     203,139,976   $ 4,406,106,079
                                                                        ---------------
    DOMESTIC HYBRID 33.8%
    Franklin Custodian Franklin Income Fund Inc.,
       Advisor Class.................................   1,901,818,957     4,507,310,928
                                                                        ---------------
    FOREIGN EQUITY 33.5%
    Templeton Growth Fund Inc., Advisor Class........     218,862,652     4,471,363,983
                                                                        ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE
       SHORT TERM INVESTMENT (COST $14,937,247,924)..                    13,384,780,990
                                                                        ---------------
    SHORT TERM INVESTMENT (COST $5,269) 0.0% (b)
    MONEY MARKET FUND 0.0%(b)
(c) Franklin Institutional Fiduciary Trust Money
       Market Portfolio 2.17%........................           5,269             5,269
    TOTAL INVESTMENTS IN UNDERLYING FUNDS
       (COST $14,937,253,193) 100.3%.................                    13,384,786,259
    OTHER ASSETS, LESS LIABILITIES (0.3)%............                       (34,364,239)
                                                                        ---------------
    NET ASSETS 100.0%................................                   $13,350,422,020
                                                                        ===============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Rounds to less than 0.1% of net assets.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                      SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2008    ----------------------------------------
CLASS A                                  (UNAUDITED)       2007       2006       2005     2004(a)
-------                              -----------------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................       $  13.17       $  12.90   $  11.79   $  11.19   $ 10.00
                                          --------       --------   --------   --------   -------
Income from investment
   operations(b):
   Net investment income (c, d) ...          (0.03)          0.15       0.17       0.16      0.17
   Net realized and unrealized gains
      (losses) ....................          (1.66)          0.71       1.55       0.73      1.12
                                          --------       --------   --------   --------   -------
Total from investment operations ..          (1.69)          0.86       1.72       0.89      1.29
                                          --------       --------   --------   --------   -------
Less distributions from:
   Net investment income and short
     term gains received from
     Underlying Funds .............          (0.01)         (0.16)     (0.19)     (0.13)    (0.07)
   Net realized gains .............          (0.26)         (0.43)     (0.42)     (0.16)    (0.03)
                                          --------       --------   --------   --------   -------
Total distributions ...............          (0.27)         (0.59)     (0.61)     (0.29)    (0.10)
                                          --------       --------   --------   --------   -------
Redemption fees(e) ................             --             --         --         --        --
                                          --------       --------   --------   --------   -------
Net asset value, end of period ....       $  11.21       $  13.17   $  12.90   $  11.79   $ 11.19
                                          ========       ========   ========   ========   =======
Total return(f) ...................         (12.82)%         6.79%     14.69%      7.93%    12.93%

RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...............           0.63%          0.68%      0.72%      0.90%     2.31%
Expenses net of waiver and payments
   by affiliates(h) ...............           0.48%          0.50%      0.50%      0.46%     0.39%
Net investment income (loss)(d) ...          (0.48)%         1.09%      1.18%      1.41%     3.78%

SUPPLEMENTAL DATA
Net assets, end of period (000's)..       $200,438       $228,876   $190,189   $103,348   $16,155
Portfolio turnover rate ...........           5.27%          2.53%      0.98%      0.68%     0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2008.

   The accompanying notes are an integral part of these financial statements.


                             38 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                        SIX MONTHS
                                          ENDED              YEAR ENDED DECEMBER 31,
                                      JUNE 30, 2008   ------------------------------------
CLASS C                                (UNAUDITED)      2007      2006      2005    2004(a)
-------                               -------------   -------   -------   -------   ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
   period .........................      $ 13.08      $ 12.82   $ 11.74   $ 11.18   $10.00
                                         -------      -------   -------   -------   ------
Income from investment
   operations(b):
   Net investment income(c, d).....        (0.07)        0.06      0.08      0.09     0.15
   Net realized and unrealized
      gains (losses) ..............        (1.65)        0.71      1.54      0.72     1.12
                                         -------      -------   -------   -------   ------
Total from investment operations ..        (1.72)        0.77      1.62      0.81     1.27
                                         -------      -------   -------   -------   ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............        (0.01)       (0.08)    (0.12)    (0.09)   (0.06)
   Net realized gains .............        (0.26)       (0.43)    (0.42)    (0.16)   (0.03)
                                         -------      -------   -------   -------   ------
Total distributions ...............        (0.27)       (0.51)    (0.54)    (0.25)   (0.09)
                                         -------      -------   -------   -------   ------
Redemption fees(e).................           --           --        --        --       --
                                         -------      -------   -------   -------   ------
Net asset value, end of period ....      $ 11.09      $ 13.08   $ 12.82   $ 11.74   $11.18
                                         =======      =======   =======   =======   ======
Total return(f) ...................       (13.14)%       6.11%    13.92%     7.22%   12.66%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...............         1.32%        1.34%     1.36%     1.55%    2.96%
Expenses net of waiver and payments
   by affiliates(h) ...............         1.17%        1.16%     1.14%     1.11%    1.04%
Net investment income (loss)(c) ...        (1.17)%       0.43%     0.54%     0.76%    3.13%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................      $72,534      $84,173   $68,482   $36,558   $4,558
Portfolio turnover rate ...........         5.27%        2.53%     0.98%     0.68%    0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Based on average daily shares outstanding.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                        SIX MONTHS
                                          ENDED             YEAR ENDED DECEMBER 31,
                                      JUNE 30, 2008   ------------------------------------
CLASS R                                (UNAUDITED)      2007      2006      2005    2004(a)
-------                               -------------   -------   -------   -------   ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................      $ 13.17       $12.90    $11.79    $11.18   $10.00
                                         -------       ------    ------    ------   ------
Income from investment
   operations(b):
   Net investment income(c, d).....        (0.04)        0.11      0.14      0.11     0.15
   Net realized and unrealized
      gains (losses) ..............        (1.66)        0.73      1.55      0.77     1.13
                                         -------       ------    ------    ------   ------
Total from investment operations ..        (1.70)        0.84      1.69      0.88     1.28
                                         -------       ------    ------    ------   ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............        (0.01)       (0.14)     0.16      0.11     0.07
   Net realized gains .............        (0.26)       (0.43)    (0.42)    (0.16)   (0.03)
                                         -------       ------    ------    ------   ------
Total distributions ...............        (0.27)       (0.57)    (0.58)    (0.27)   (0.10)
                                         -------       ------    ------    ------   ------
Redemption fees(e) ................           --           --        --        --       --
                                         -------       ------    ------    ------   ------
Net asset value, end of period ....      $ 11.20       $13.17    $12.90    $11.79   $11.18
                                         =======       ======    ======    ======   ======
Total return(f) ...................       (12.89)%       6.58%    14.49%     7.86%   12.81%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...............         0.83%        0.85%     0.87%     1.05%    2.46%
Expenses net of waiver and payments
   by affiliates(h) ...............         0.68%        0.67%     0.65%     0.61%    0.54%
Net investment income (loss)(c) ...        (0.68)%       0.92%     1.03%     1.26%    3.63%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................      $ 1,328       $1,433    $1,539    $1,287   $  260
Portfolio turnover rate ...........         5.27%        2.53%     0.98%     0.68%    0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(d)  Based on average daily shares outstanding.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.


                             40 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                        SIX MONTHS
                                          ENDED             YEAR ENDED DECEMBER 31,
                                      JUNE 30, 2008   ------------------------------------
ADVISOR CLASS                          (UNAUDITED)      2007      2006      2005    2004(a)
-------------                         -------------   -------   -------   -------   ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................      $ 13.22       $12.93    $11.81    $11.19   $10.00
                                         -------       ------    ------    ------   ------
Income from investment
   operations(b):
   Net investment income
      (loss)(c, d) ................        (0.01)        0.24      0.22      0.11     0.14
   Net realized and unrealized
      gains (losses) ..............        (1.67)        0.68      1.54      0.82     1.16
                                         -------       ------    ------    ------   ------
Total from investment operations ..        (1.68)        0.92      1.76      0.93     1.30
                                         -------       ------    ------    ------   ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds ............        (0.01)       (0.20)    (0.22)    (0.15)   (0.08)
   Net realized gains .............        (0.26)       (0.43)    (0.42)    (0.16)   (0.03)
                                         -------       ------    ------    ------   ------
Total distributions ...............        (0.27)       (0.63)    (0.64)    (0.31)   (0.11)
                                         -------       ------    ------    ------   ------
Redemption fees(e) ................           --           --        --        --       --
                                         -------       ------    ------    ------   ------
Net asset value, end of period ....      $ 11.27       $13.22    $12.93    $11.81   $11.19
                                         =======       ======    ======    ======   ======
Total return(f) ...................       (12.69)%       7.26%    15.07%     8.31%   13.01%
                                         =======       ======    ======    ======   ======
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments
   by affiliates(h) ...............         0.33%        0.35%     0.37%     0.55%    1.96%
Expenses net of waiver and payments
   by affiliates(h) ...............         0.18%        0.17%     0.15%     0.11%    0.04%
Net investment income (loss)(c) ...        (0.18)%       1.42%     1.53%     1.76%    4.13%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................      $ 2,400       $2,804    $1,931    $1,104   $  196
Portfolio turnover rate ...........         5.27%        2.53%     0.98%     0.68%    0.51%

(A) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(B) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(C) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(D)  Based on average daily shares outstanding.

(E)  Amount rounds to less than $0.01 per share.

(F)  Total return is not annualized for periods less than one year.

(G)  Ratios are annualized for periods less than one year.

(H) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 41

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND       SHARES        VALUE
    -----------------------------------------------     ---------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 66.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ....   2,045,409   $ 91,450,245
    Mutual Shares Fund, Class Z .....................   4,257,441     92,343,905
                                                                    ------------
                                                                     183,794,150
                                                                    ------------
    FOREIGN EQUITY 33.5
    Templeton Growth Fund Inc., Advisor Class .......   4,536,594     92,682,610
                                                                    ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE
       SHORT TERM INVESTMENT (COST $291,614,367) ....                276,476,760
                                                                    ------------
    SHORT TERM INVESTMENT (COST $711,188) 0.3%
    MONEY MARKET FUND 0.3%
(c) Franklin Institutional Fiduciary Trust Money
       Market Portfolio, 2.17% ......................     711,188        711,188
                                                                    ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS
       (COST $292,325,555) 100.2% ...................                277,187,948
                                                                    ------------
    OTHER ASSETS, LESS LIABILITIES (0.2)% ...........                   (488,062)
                                                                    ------------
    NET ASSETS 100.0% ...............................               $276,699,886
                                                                    ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing for the twelve months ended June 30, 2008.

(c)  The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.


                             42 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

                                          FRANKLIN          FRANKLIN          FRANKLIN
                                         TEMPLETON         TEMPLETON         TEMPLETON
                                         COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                      ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                      ---------------   ---------------   ---------------
Assets:
   Investments in Underlying Funds:
      (Note 6)
      Cost ........................     $608,305,198    $14,937,253,193     $292,325,555
                                        ============    ===============     ============
      Value .......................     $634,931,654    $13,384,786,259     $277,187,948
   Receivables:
      Investment securities sold ..               --         15,000,000               --
      Capital shares sold .........          325,868         18,881,448          518,928
      Affiliates ..................               --                 --          121,912
                                        ------------    ---------------     ------------
         Total assets .............      635,257,522     13,418,667,707      277,828,788
                                        ============    ===============     ============
Liabilities:
   Payables:
      Capital shares redeemed .....        1,388,377         48,440,918          849,148
      Affiliates ..................          623,729         14,465,666          279,754
      Funds advanced by
         custodian ................               --          4,169,347               --
   Accrued expenses and other
      liabilities .................           28,491          1,169,756               --
                                        ------------    ---------------     ------------
         Total liabilities ........        2,040,597         68,245,687        1,128,902
                                        ------------    ---------------     ------------
            Net assets, at value ..     $633,216,925    $13,350,422,020     $276,699,886
                                        ============    ===============     ============
Net assets consist of:
   Paid-in capital ................     $611,907,432    $14,986,630,832     $294,347,632
   Undistributed net investment
      income (loss) ...............       (2,417,969)        99,829,741         (960,451)
   Net unrealized appreciation
      (depreciation) ..............       26,626,456     (1,552,466,934)     (15,137,607)
   Accumulated net realized gain
      (loss) ......................       (2,898,994)      (183,571,619)      (1,549,688)
                                        ------------    ---------------     ------------
            Net assets, at value ..     $633,216,925    $13,350,422,020     $276,699,886
                                        ============    ===============     ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 43

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2008 (unaudited)

                                          FRANKLIN          FRANKLIN          FRANKLIN
                                         TEMPLETON         TEMPLETON         TEMPLETON
                                         COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                      ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                      ---------------   ---------------   ---------------
CLASS A:
   Net assets, at value ...........     $416,930,639     $8,420,722,884     $200,437,730
                                        ------------     --------------     ------------
   Shares outstanding .............       34,306,668        725,056,206       17,880,441
                                        ------------     --------------     ------------
   Net asset value per share(a) ...     $      12.15     $        11.61     $      11.21
                                        ------------     --------------     ------------
   Maximum offering price per share
      (net asset value per share /
      94.25%) .....................     $      12.89     $        12.32     $      11.89
                                        ------------     --------------     ------------
CLASS B:
   Net assets, at value ...........     $ 57,936,945     $  577,156,759
                                        ------------     --------------
   Shares outstanding .............        4,819,497         50,025,657
                                        ------------     --------------
   Net asset value and maximum
      offering price per
      share(a) ....................     $      12.02     $        11.54
                                        ------------     --------------
CLASS C:
   Net assets, at value ...........     $153,955,839     $4,290,010,847     $ 72,534,210
                                        ------------     --------------     ------------
   Shares outstanding .............       12,844,424        376,597,179        6,540,210
                                        ------------     --------------     ------------
   Net asset value and maximum
      offering price per
      share(a) ....................     $      11.99     $        11.39     $      11.09
                                        ------------     --------------     ------------
CLASS R:
   Net assets, at value ...........     $  2,003,369     $   22,448,814     $  1,328,147
                                        ------------     --------------     ------------
   Shares outstanding .............          165,274          1,934,731          118,590
                                        ------------     --------------     ------------
   Net asset value and maximum
      offering price per
      share(a) ....................     $      12.12     $        11.60     $      11.20
                                        ------------     --------------     ------------
ADVISOR CLASS:
   Net assets, at value ...........     $  2,390,133     $   40,082,716     $  2,399,799
                                        ------------     --------------     ------------
   Shares outstanding .............          195,960          3,424,562          212,889
                                        ------------     --------------     ------------
   Net asset value and maximum
      offering price per
      share(a) ....................     $      12.20     $        11.70     $      11.27
                                        ------------     --------------     ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                             44 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2008 (unaudited)

                                          FRANKLIN          FRANKLIN          FRANKLIN
                                         TEMPLETON         TEMPLETON         TEMPLETON
                                         COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                      ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                      ---------------   ---------------   ---------------
Investment income:
   Dividends from Underlying Funds
      (Note 6) ....................     $     11,969    $   153,236,949     $     13,466
                                        ------------    ---------------     ------------
Expenses:
   Administrative fees (Note 3a) ..          340,365          7,293,950          145,146
   Distribution fees: (Note 3b)
      Class A .....................          671,202         13,724,133          314,576
      Class B .....................          316,686          3,185,046               --
      Class C .....................          817,171         23,026,731          384,387
      Class R .....................            5,596             64,021            3,372
   Transfer agent fees (Note 3d) ..          549,581          7,487,050          281,964
   Reports to shareholders ........           43,985            553,186           14,215
   Registration and filing fees ...           48,168            460,907           30,653
   Professional fees ..............           14,580             77,648           11,907
   Trustees' fees and expenses ....            2,065             39,760              579
   Other ..........................            7,010            137,698            2,901
                                        ------------    ---------------     ------------
         Total expenses ...........        2,816,409         56,050,130        1,189,700
         Expenses waived/paid by
            affiliates (Note 3e) ..         (390,635)        (2,630,049)        (218,144)
                                        ------------    ---------------     ------------
            Net expenses ..........        2,425,774         53,420,081          971,556
                                        ------------    ---------------     ------------
               Net investment
                  income (loss) ...       (2,413,805)        99,816,868         (958,090)
                                        ------------    ---------------     ------------
Realized and unrealized gains
   (losses):
   Net realized gain (loss) from
      sale of investments in
      Underlying Funds ............       (2,187,832)      (168,200,448)      (1,399,971)
   Net change in unrealized
      appreciation (depreciation)
      on investments in Underlying
      Funds .......................      (88,404,920)    (1,813,130,725)     (38,828,617)
                                        ------------    ---------------     ------------
Net realized and unrealized gain
   (loss) .........................      (90,592,752)    (1,981,331,173)     (40,228,588)
                                        ------------    ---------------     ------------
Net increase (decrease) in net
   assets resulting from
   operations .....................     $(93,006,557)   $(1,881,514,305)    $(41,186,678)
                                        ============    ===============     ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 45

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                           FRANKLIN TEMPLETON               FRANKLIN TEMPLETON
                                        COREFOLIO ALLOCATION FUND      FOUNDING FUNDS ALLOCATION FUND
                                      ----------------------------   ---------------------------------
                                        SIX MONTHS                      SIX MONTHS
                                          ENDED        YEAR ENDED         ENDED           YEAR ENDED
                                      JUNE 30, 2008   DECEMBER 31,    JUNE 30, 2008      DECEMBER 31,
                                       (UNAUDITED)        2007         (UNAUDITED)          2007
                                      -------------   ------------   ---------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income
         (loss) ...................   $  (2,413,805)  $  5,827,534   $    99,816,868   $   411,806,734
      Net realized gain (loss) from
         Underlying Funds .........      (2,187,832)    26,678,658      (168,200,448)      664,574,182
      Net change in unrealized
         appreciation
         (depreciation) on
         investments in Underlying
         Funds ....................     (88,404,920)     2,933,990    (1,813,130,725)     (789,793,282)
                                      -------------   ------------   ---------------   ---------------
         Net increase (decrease) in
            net assets resulting
            from operations .......     (93,006,557)    35,440,182    (1,881,514,305)      286,587,634
                                      -------------   ------------   ---------------   ---------------
   Distributions to shareholders
      from:
      Net investment income and
         short term gains received
         from Underlying Funds:
         Class A ..................        (530,913)    (5,840,602)       (6,059,252)     (317,349,633)
         Class B ..................         (76,033)      (347,605)         (425,355)      (17,434,411)
         Class C ..................        (197,837)      (976,333)       (3,186,094)     (136,416,205)
         Class R ..................          (2,761)       (25,991)          (17,031)         (850,119)
         Advisor Class ............          (3,441)       (48,599)          (26,944)       (1,589,342)
      Net realized gains:
         Class A ..................      (9,912,713)   (14,073,351)     (206,963,606)     (304,268,073)
         Class B ..................      (1,420,594)    (2,191,830)      (14,528,675)      (24,803,530)
         Class C ..................      (3,696,593)    (5,194,889)     (108,826,242)     (160,810,003)
         Class R ..................         (51,581)       (75,541)         (581,731)         (913,018)
         Advisor Class ............         (65,494)       (92,288)         (920,311)       (1,390,383)
                                      -------------   ------------   ---------------   ---------------
Total distributions to shareholders     (15,957,960)   (28,867,029)     (341,535,241)     (965,824,717)
                                      -------------   ------------   ---------------   ---------------
Capital share transactions:
   (Note 2)
         Class A ..................      (9,371,520)    34,638,044      (358,344,641)    3,296,660,627
         Class B ..................      (4,189,612)    (4,799,240)      (46,645,510)      (20,839,227)
         Class C ..................      (1,248,836)    13,884,383      (273,703,772)    1,832,949,853
         Class R ..................        (231,598)        42,997        (2,671,822)        5,610,819
         Advisor Class ............        (417,689)       135,731          (441,657)       23,543,435
                                      -------------   ------------   ---------------   ---------------
Total capital share transactions ..     (15,459,255)    43,901,915      (681,807,402)    5,137,925,507
                                      -------------   ------------   ---------------   ---------------
Redemption fees ...................           1,220          1,283            38,711            90,601
                                      -------------   ------------   ---------------   ---------------
      Net increase (decrease) in
         net assets ...............    (124,422,552)    50,476,351    (2,904,818,237)    4,458,779,025
Net assets:
   Beginning of period ............     757,639,477    707,163,126    16,255,240,257    11,796,461,232
                                      -------------   ------------   ---------------   ---------------
   End of period ..................   $ 633,216,925   $757,639,477   $13,350,422,020   $16,255,240,257
                                      =============   ============   ===============   ===============
Undistributed net investment income
   (loss)
   included in net assets:
   End of period ..................   $  (2,417,969)  $    806,821   $    99,829,741   $     9,727,549
                                      =============   ============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.


                             46 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           FRANKLIN TEMPLETON
                                      PERSPECTIVES ALLOCATION FUND
                                      ----------------------------
                                        SIX MONTHS
                                          ENDED        YEAR ENDED
                                      JUNE 30, 2008   DECEMBER 31,
                                       (UNAUDITED)        2007
                                      -------------   ------------
Increase (decrease) in net assets:
   Operations:
      Net investment income
         (loss) ...................    $   (958,090)  $  2,734,964
      Net realized gain (loss) from
         Underlying Funds .........      (1,399,971)    12,232,463
      Net change in unrealized
         appreciation
         (depreciation) on
         investments in Underlying
         Funds ....................     (38,828,617)     2,728,681
                                       ------------   ------------
         Net increase (decrease) in
            net assets resulting
            from operations .......     (41,186,678)    17,696,108
                                       ------------   ------------
   Distributions to shareholders
      from:
      Net investment income and
         short term gains received
         from Underlying Funds:
         Class A ..................         (95,905)    (2,720,323)
         Class C ..................         (35,954)      (498,075)
         Class R ..................            (626)       (14,529)
         Advisor Class ............          (1,077)       (41,571)
      Net realized gains:
         Class A ..................      (4,521,662)    (6,969,461)
         Class C ..................      (1,693,920)    (2,547,116)
         Class R ..................         (29,595)       (45,646)
         Advisor Class ............         (50,944)       (76,998)
                                       ------------   ------------
   Total distributions to
      shareholders ................      (6,429,683)   (12,913,719)
                                       ------------   ------------
   Capital share transactions:
      (Note 2)
         Class A ..................       5,660,395     35,125,183
         Class C ..................       1,254,576     14,529,010
         Class R ..................         111,761       (143,982)
         Advisor Class ............           2,701        852,484
                                       ------------   ------------
   Total capital share
      transactions.................       7,029,433     50,362,695
                                       ------------   ------------
   Redemption fees ................             113            509
                                       ------------   ------------
         Net increase (decrease) in
            net assets ............     (40,586,815)    55,145,593
Net assets:
   Beginning of period ............     317,286,701    262,141,108
                                       ------------   ------------
   End of period ..................    $276,699,886   $317,286,701
                                       ============   ============
Undistributed net investment income
   (loss) included in net assets:
   End of period ..................    $   (960,451)  $    131,201
                                       ============   ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 47

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS    CLASS A, CLASS C, CLASS R & ADVISOR CLASS
--------------------------------------------------    -----------------------------------------
Franklin Templeton Corefolio Allocation Fund          Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             48 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 49

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                          FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                                              COREFOLIO                   FOUNDING FUNDS
                                                           ALLOCATION FUND                ALLOCATION FUND
                                                      -------------------------   ------------------------------
                                                        SHARES        AMOUNT         SHARES           AMOUNT
                                                      ----------   ------------   ------------   ---------------
CLASS A SHARES:
Six months ended June 30, 2008 Shares sold ........    2,483,381   $ 32,365,466     63,977,786   $   799,382,044
Shares issued in reinvestment of distributions ....     825,551      9,939,521     17,389,511       202,230,966
Shares redeemed ...................................   (3,974,205)   (51,676,507)  (109,246,861)   (1,359,957,651)
                                                      ----------   ------------   ------------   ---------------
Net increase (decrease) ...........................     (665,273)  $ (9,371,520)   (27,879,564)  $  (358,344,641)
                                                      ==========   ============   ============   ===============
Year ended December 31, 2007 Shares sold ..........    6,378,170   $ 93,084,616    292,721,549   $ 4,204,831,048
Shares issued in reinvestment of distributions ....   1,343,124     18,899,053     43,121,092       585,972,631
Shares redeemed ...................................   (5,283,476)   (77,345,625)  (104,395,290)   (1,494,143,052)
                                                      ----------   ------------   ------------   ---------------
Net increase (decrease) ...........................    2,437,818   $ 34,638,044    231,447,351   $ 3,296,660,627
                                                      ==========   ============   ============   ===============
CLASS B SHARES:
Six months ended June 30, 2008 Shares sold ........       49,960   $    642,425        447,046   $     5,543,872
Shares issued in reinvestment of distributions ....      118,614      1,416,255      1,203,698        13,926,882
Shares redeemed ...................................     (486,435)    (6,248,292)    (5,339,051)      (66,116,264)
                                                      ----------   ------------   ------------   ---------------
Net increase (decrease) ...........................     (317,861)  $ (4,189,612)    (3,688,307)  $   (46,645,510)
                                                      ==========   ============   ============   ===============
Year ended December 31, 2007 Shares sold ..........      163,283   $  2,375,521      1,830,543   $    26,037,839
Shares issued in reinvestment of distributions ....      173,408      2,410,075      2,891,384        39,193,366
Shares redeemed ...................................     (661,660)    (9,584,836)    (6,046,820)      (86,070,432)
                                                      ----------   ------------   ------------   ---------------
Net increase (decrease) ...........................     (324,969)  $ (4,799,240)    (1,324,893)  $   (20,839,227)
                                                      ==========   ============   ============   ===============
CLASS C SHARES:
Six months ended June 30, 2008 Shares sold ........      884,110   $ 11,359,310     27,980,854   $   343,243,782
Shares issued in reinvestment of distributions ....      304,378      3,622,089      8,578,178        97,962,852
Shares redeemed ...................................   (1,268,740)   (16,230,235)   (58,463,100)     (714,910,406)
                                                      ----------   ------------   ------------   ---------------
Net increase (decrease) ...........................      (80,252)  $ (1,248,836)   (21,904,068)  $  (273,703,772)
                                                      ==========   ============   ============   ===============
Year ended December 31, 2007 Shares sold ..........    2,444,225   $ 35,225,036    157,486,626   $ 2,223,665,616
Shares issued in reinvestment of distributions ....      411,520      5,713,280     19,278,071       257,996,100
Shares redeemed ...................................   (1,872,480)   (27,053,933)   (46,146,097)     (648,711,863)
                                                      ----------   ------------   ------------   ---------------
Net increase (decrease) ...........................      983,265   $ 13,884,383    130,618,600   $ 1,832,949,853
                                                      ==========   ============   ============   ===============


                             50 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                             FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                                                 COREFOLIO                   FOUNDING FUNDS
                                                              ALLOCATION FUND                ALLOCATION FUND
                                                         -------------------------   ------------------------------
                                                           SHARES        AMOUNT         SHARES           AMOUNT
                                                         ----------   ------------   ------------   ---------------
CLASS R SHARES:
Six months ended June 30, 2008
   Shares sold .......................................       12,443   $    161,915        204,536   $     2,566,005
   Shares issued in reinvestment of  distributions ...        4,521         54,341         51,041           592,467
   Shares redeemed ...................................      (34,935)      (447,854)      (470,958)       (5,830,294)
                                                         ----------   ------------   ------------   ---------------
   Net increase (decrease) ...........................      (17,971)  $   (231,598)      (215,381)  $    (2,671,822)
                                                         ==========   ============   ============   ===============
Year ended December 31, 2007
   Shares sold .......................................       29,749   $    432,620        685,879   $     9,833,344
   Shares issued in reinvestment of  distributions ...        7,237        101,532        129,305         1,757,748
   Shares redeemed ...................................      (33,870)      (491,155)      (413,096)       (5,980,273)
                                                         ----------   ------------   ------------   ---------------
   Net increase (decrease) ...........................        3,116   $     42,997        402,088   $     5,610,819
                                                         ==========   ============   ============   ===============
ADVISOR CLASS SHARES:
Six months ended June 30, 2008
   Shares sold .......................................        3,730   $     48,303        598,738   $     7,537,443
   Shares issued in reinvestment of  distributions ...        4,660         56,279         71,667           839,210
   Shares redeemed ...................................      (40,003)      (522,271)      (696,966)       (8,818,310)
                                                         ----------   ------------   ------------   ---------------
   Net increase (decrease) ...........................      (31,613)  $   (417,689)       (26,561)  $      (441,657)
                                                         ==========   ============   ============   ===============
Year ended December 31, 2007
   Shares sold .......................................       25,060   $    368,676      2,787,785   $    40,332,750
   Shares issued in reinvestment of  distributions ...        9,535        134,617        200,669         2,743,050
   Shares redeemed ...................................      (24,639)      (367,562)    (1,325,204)      (19,532,365)
                                                         ----------   ------------   ------------   ---------------
   Net increase (decrease) ...........................        9,956   $    135,731      1,663,250   $    23,543,435
                                                         ==========   ============   ============   ===============

                                                             FRANKLIN TEMPLETON
                                                        PERSPECTIVES ALLOCATION FUND
                                                        ----------------------------
                                                          SHARES          AMOUNT
                                                        -----------   --------------
CLASS A SHARES:
   Six months ended June 30, 2008
   Shares sold ......................................    1,953,434     $ 23,308,536
   Shares issued in reinvestment of distributions ...      410,697        4,492,919
   Shares redeemed ..................................   (1,864,323)     (22,141,060)
                                                        ----------      -----------
   Net increase (decrease) ..........................      499,808     $  5,660,395
                                                        ==========     ============
Year ended December 31, 2007
   Shares sold ......................................    4,365,614     $ 58,774,977
   Shares issued in reinvestment of distributions ...      718,932        9,372,129
   Shares redeemed ..................................   (2,442,712)     (33,021,923)
                                                        ----------      -----------
   Net increase (decrease) ..........................    2,641,834     $ 35,125,183
                                                        ==========     ============


                             Semiannual Report | 51

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                             FRANKLIN TEMPLETON
                                                        PERSPECTIVES ALLOCATION FUND
                                                        ----------------------------
                                                          SHARES          AMOUNT
                                                        -----------   --------------
CLASS C SHARES:
Six months ended June 30, 2008
   Shares sold ......................................      779,925     $  9,357,968
   Shares issued in reinvestment of distributions ...      148,786        1,612,866
   Shares redeemed ..................................     (825,829)      (9,716,258)
                                                        ----------     ------------
   Net increase (decrease) ..........................      102,882     $  1,254,576
                                                        ==========     ============
Year ended December 31, 2007
   Shares sold ......................................    1,691,743     $ 22,521,919
   Shares issued in reinvestment of distributions ...      218,500        2,821,600
   Shares redeemed ..................................     (813,348)     (10,814,509)
                                                        ----------     ------------
   Net increase (decrease) ..........................    1,096,895     $ 14,529,010
                                                        ==========     ============
CLASS R SHARES:
Six months ended June 30, 2008
   Shares sold ......................................       11,329     $    134,289
   Shares issued in reinvestment of distributions ...        2,765           30,220
   Shares redeemed ..................................       (4,346)         (52,748)
                                                        ----------     ------------
   Net increase (decrease) ..........................        9,748     $    111,761
                                                        ==========     ============
Year ended December 31, 2007
   Shares sold ......................................       20,847     $    278,831
   Shares issued in reinvestment of distributions ...        4,625           60,158
   Shares redeemed ..................................      (35,903)        (482,971)
                                                        ----------     ------------
   Net increase (decrease) ..........................      (10,431)    $   (143,982)
                                                        ==========     ============
ADVISOR CLASS SHARES:
Six months ended June 30, 2008
   Shares sold ......................................       17,352     $    209,393
   Shares issued in reinvestment of distributions ...        4,098           45,035
   Shares redeemed ..................................      (20,654)        (251,727)
                                                        ----------     ------------
   Net increase (decrease) ..........................          796     $      2,701
                                                        ==========     ============
Year ended December 31, 2007
   Shares sold ......................................      121,870     $  1,673,964
   Shares issued in reinvestment of distributions ...        7,764          101,709
   Shares redeemed ..................................      (66,889)        (923,189)
                                                        ----------     ------------
   Net increase (decrease) ..........................       62,745     $    852,484
                                                        ==========     ============


                             52 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                             AFFILIATION
----------                                             ----------------------
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor    Transfer agent
Services)

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                    ------------------   ------------------   ------------------
Class A .........................................          0.35%                0.35%                0.35%
Class B .........................................          1.00%                1.00%                  --
Class C .........................................          1.00%                1.00%                1.00%
Class R .........................................          0.50%                0.50%                0.50%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of August 1, 2007 through January 31, 2009.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                    ------------------   ------------------   ------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers...................        $181,707            $4,241,161            $  5,727
Contingent deferred sales charges retained.......        $ 72,504            $1,299,002            $115,622


                             Semiannual Report | 53

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

For the period ended June 30, 2008, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                    ------------------   ------------------   ------------------
Transfer agent fees..............................        $409,731            $4,593,957            $213,386

E. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and investor services have agreed in advance to waive all or a portion of their fees and to assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, FT Services and Investor Services may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

4. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                    ------------------   ------------------   ------------------
Cost of investments..............................      $609,773,742       $14,976,148,366        $292,474,299
                                                       ============       ===============        ============
Unrealized appreciation..........................      $ 44,462,943       $            --        $ 11,493,286
Unrealized depreciation..........................       (19,305,031)       (1,591,362,107)        (26,779,637)
                                                       ------------       ---------------        ------------
Net unrealized appreciation (depreciation).......      $ 25,157,912       $(1,591,362,107)       $(15,286,351)
                                                       ============       ===============        ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gain distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2008, were as follows:

                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                    ------------------   ------------------   ------------------
Purchases........................................       $ 6,253,144        $  170,179,608         $15,797,772
Sales............................................       $38,462,585        $1,050,535,106         $15,479,302


                             54 | Semiannual Report

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc., (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2008, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

NAME OF ISSUER                                         % OF SHARES HELD
--------------                                         ----------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
   Franklin Capital Growth Fund.....................        11.85%
   Franklin Growth Fund.............................         6.16%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
   Mutual Shares Fund, Class Z......................        20.97%
   Templeton Growth Fund Inc........................        15.41%
   Franklin Income Fund Inc.........................         7.96%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                             Semiannual Report | 55

Franklin Templeton Fund Allocator Series

7. FAIR VALUE MEASUREMENTS (CONTINUED)

As of June 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.


                             56 | Semiannual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of


                             Semiannual Report | 57

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2007, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund had been in operation for four full years at the date of the Lipper report, which showed its income return for the one-year period as well as for the previous two-, three- and four-year periods on an annualized basis to be in each case in the second-highest quintile of such universe. The Lipper report showed the Fund's total return for the one-year period to be in the second-lowest quintile of such performance universe, and on an annualized basis for the previous two-, three- and four-year periods to be in the middle quintile of such universe. The Board believed such performance to be acceptable.


                             58 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. This Fund had been in operation for four full years at the date of the Lipper report, which showed its income return for the one-year period as well as the previous two-, three- and four-year periods on an annualized basis to be in the highest quintile of such universe. The Lipper report showed the Fund's total return for the one-year period to be in the second-lowest quintile of such performance universe, and on an annualized basis for the previous two-, three- and four-year periods to be in the middle quintile of such universe. The Board believed such performance to be acceptable.

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund had been in operation for only three full years at the date of the Lipper report, which showed its income return to be in the second-highest quintile of such universe for the one-year period as well as the previous two years on an annualized basis. The Lipper report showed its total return to be in the middle quintile for the one-year period and the second-highest quintile of such universe for the previous two- and three-year periods on an annualized basis. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted that for Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund there is no investment advisory contract or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. In the case of each of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund, the Lipper report showed their respective contractual management fee rate and actual total expense ratios to be below the median of their expense groups. The Lipper report for Franklin Templeton Founding Funds Allocation Fund showed


                             Semiannual Report | 59

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

its contractual management fee rate to be above the median of its Lipper expense group, but its actual total expense ratio to be below the median of such expense group. The Board believed the expenses of each Fund were acceptable taking into account the fee waivers and expense reimbursements applicable to each of them.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each Fund. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                             60 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fees charged all the underlying funds in which the Funds may invest provide for management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the schedule of fees under their investment management agreements provides a sharing of benefits with a Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                             Semiannual Report | 61

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(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2 S2008 08/08





[PICTURE]          JUNE 30, 2008

                Franklin Templeton
                2015 Retirement Target Fund

                Franklin Templeton
                2025 Retirement Target Fund

                Franklin Templeton
                2035 Retirement Target Fund

                Franklin Templeton
                2045 Retirement Target Fund

SEMIANNUAL REPORT AND SHAREHOLDER LETTER                  ASSET ALLOCATION

  FRANKLIN TEMPLETON                                 Want to receive
FUND ALLOCATOR SERIES                                this document
                                                     FASTER via email?

                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.

                     [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                        Franklin - Templeton - Mutual Series

Semiannual Report

Economic and Market Overview

     During the first half of 2008, the U.S. economy grew marginally as energy prices rose, housing prices declined, the labor situation and consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. A weaker U.S. dollar compared with most foreign currencies contributed to increased export demand, which helped the fragile economy. Also supporting the economy were inventory buildup, expanding government spending and a boost to household finances from a $168 billion government stimulus package. Many economists agreed, however, that the slowing U.S. economy -- which is the world's largest and accounts for roughly 25% of global gross domestic product -- could have a meaningfully negative impact on growth prospects around the world. (1) Nevertheless, growth remained relatively strong in developing economies, particularly in Asia ex-Japan where China-led demand continued to impact commodities' prices and related equities.

     In the six months under review, prices increased significantly for oil, natural gas, and most agricultural and industrial commodities, as well as precious metals, adding to global inflationary pressures. For the 12 months ended June 30, 2008, the core U.S. Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate. (2) Many of the world's monetary authorities faced the choice between lowering short-term interest rates to stimulate growth and raising them to fight inflation, which Merrill Lynch estimated at 5.5% globally, up from 3.5% at the beginning of 2008. The U.S. focused on reigniting its economy through fiscal and monetary policies, but the eurozone made controlling inflation its main goal. Accordingly, while the U.S. Federal Reserve Board (Fed) eased rates aggressively down to 2.00% from 4.25%, the European Central Bank maintained rates at 4.00%. Interest rate differentials pressured the U.S. dollar, particularly in the first quarter, but the greenback regained ground as the Fed paused and implied that its next move could be a rate hike. Indicators also signaled growth was slowing outside the U.S. For the period, however, the U.S. dollar declined versus many of the world's currencies, and the dollar's weakness contributed to higher commodities' prices, as most of these prices are set in U.S. dollars.

     1.   Source: Global Insight.

     2.   Source: Bureau of Labor Statistics.

                                                           Semiannual Report | 3

     Against this challenging economic backdrop, investors remained cautious and continued risk reassessments in the stock, bond and credit markets. Many global and U.S. equity markets were volatile, and a majority of them declined over the reporting period. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 4.04% at the beginning of the period to 3.99% on June 30, 2008. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong.

     THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

4 | Semiannual Report

Franklin Templeton
2015 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2015 approaches.

ASSET ALLOCATION*
Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 6/30/08

[PIE CHART]

Domestic Equity                                        44.2%
Foreign Equity                                         19.3%
Domestic Fixed Income                                  19.3%
Foreign Fixed Income                                    9.4%
Short-Term Investments & Other Net Assets               7.8%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton 2015 Retirement Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton 2015 Retirement Target Fund - Class A had a -6.62% cumulative total return for the six months ended June 30, 2008. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 41.

                                                           Semiannual Report | 5
fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%, +1.13% and +1.23%, respectively, during the same time. (1) You can find other performance data in the Performance Summary beginning on page 8.

TOP 10 FUND HOLDINGS
Franklin Templeton
2015 Retirement Target Fund
6/30/08

                                                               % OF TOTAL
                                                               NET ASSETS
                                                               ----------
Mutual Shares Fund
-  Class Z                                                       12.7%
Franklin Flex Cap Growth Fund
-  A dvisor Class                                                12.2%
Franklin U.S. Government Securities Fund
- Advisor Class                                                  10.0%
Franklin Small Cap Growth Fund
-  Advisor Class                                                  9.8%
Templeton Global Bond Fund
-  Advisor Class                                                  9.4%
Mutual European Fund
-  Class Z                                                        6.8%
Franklin Total Return Fund
-  Advisor Class                                                  6.6%
Templeton Foreign Fund
-  Advisor Class                                                  4.2%
Franklin Natural Resources Fund
-  Advisor Class                                                  4.1%
Templeton China World Fund
-  Advisor Class                                                  3.3%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

6 | Semiannual Report

At period-end, Franklin Templeton 2015 Retirement Target Fund's domestic equity exposure was 69.6% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, at 12.7% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.1% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 10.0% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500. However, our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor Class and Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index. Conversely, Franklin Total Return Fund - Advisor Class trailed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OF T. ANTHONY COFFEY]

/s/ T. Anthony Coffey, CFA

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2015 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                           Semiannual Report | 7

Performance Summary as of 6/30/08
FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                                    CHANGE     6/30/08      12/31/07
--------------------------------                        --------   ----------   -----------
Net Asset Value (NAV)                                   -$  0.97   $  10.38     $     11.35
DISTRIBUTIONS (1/1/08 - 6/30/08)
Dividend Income                             $  0.0494
Long-Term Capital Gain                      $  0.1689
   TOTAL                                    $  0.2183

CLASS C (SYMBOL: N/A)                                    CHANGE       6/30/08    12/31/07
--------------------------------                        --------   ----------   -----------
Net Asset Value (NAV)                                   -$  0.97   $  10.31     $     11.28
DISTRIBUTIONS (1/1/08 - 6/30/08)
Dividend Income                             $  0.0226
Long-Term Capital Gain                      $  0.1689
   TOTAL                                    $  0.1915

CLASS R (SYMBOL: N/A)                                    CHANGE       6/30/08    12/31/07
--------------------------------                        --------   ----------   -----------
Net Asset Value (NAV)                                   -$  0.96   $  10.36     $     11.32
DISTRIBUTIONS (1/1/08 - 6/30/08)
Dividend Income                             $  0.0381
Long-Term Capital Gain                      $  0.1689
   TOTAL                                    $  0.2070

ADVISOR CLASS (SYMBOL: N/A)                              CHANGE       6/30/08    12/31/07
--------------------------------                        --------   ----------   -----------
Net Asset Value (NAV)                                   -$  0.97   $  10.40     $     11.37
DISTRIBUTIONS (1/1/08 - 6/30/08)
Dividend Income                             $  0.0634
Long-Term Capital Gain                      $  0.1689
   TOTAL                                    $  0.2323

8 | Semiannual Report

PERFORMANCE (1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                                6-MONTH       1-YEAR     INCEPTION (8/1/06)
--------------------------------------               -----------   ----------   ------------------
Cumulative Total Return (2)                                -6.62%       -4.74%              +11.38%
Average Annual Total Return (3)                           -11.97%      -10.20%               +2.57%
Value of $10,000 Investment (4)                      $     8,803   $    8,980   $           10,497
   Total Annual Operating Expenses (5)
      Without Waiver                         4.39%
      With Waiver                            1.26%

CLASS C                                                6-MONTH       1-YEAR     INCEPTION (8/1/06)
--------------------------------------               -----------   ----------   ------------------
Cumulative Total Return (2)                                -6.90%       -5.34%               +9.93%
Average Annual Total Return (3)                            -7.81%       -6.25%               +5.07%
Value of $10,000 Investment (4)                      $     9,219   $    9,375   $           10,993
   Total Annual Operating Expenses (5)
      Without Waiver                         5.09%
      With Waiver                            1.96%

CLASS R                                                6-MONTH       1-YEAR     INCEPTION (8/1/06)
--------------------------------------               -----------   ----------   ------------------
Cumulative Total Return (2)                                -6.65%       -4.97%              +10.98%
Average Annual Total Return (3)                            -6.65%       -4.97%               +5.60%
Value of $10,000 Investment (4)                      $     9,335   $    9,503   $           11,098
   Total Annual Operating Expenses (5)
      Without Waiver                         4.59%
      With Waiver                            1.46%


ADVISOR CLASS                                          6-MONTH       1-YEAR     INCEPTION (8/1/06)
--------------------------------------               -----------   ----------   ------------------
Cumulative Total Return (2)                                -6.48%       -4.46%              +12.09%
Average Annual Total Return (3)                            -6.48%       -4.46%               +6.15%
Value of $10,000 Investment (4)                      $     9,352   $    9,554   $           11,209
   Total Annual Operating Expenses (5)
      Without Waiver                         4.09%
      With Waiver                            0.96%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 0.97% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.

                                                           Semiannual Report | 9

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C:         These shares have higher annual fees and expenses than Class
                 A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                                   BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES PAID DURING
                                                      VALUE 1/1/08      VALUE 6/30/08       PERIOD* 1/1/08-6/30/08
                                                   -----------------   ----------------   --------------------------
CLASS A
Actual                                                  $    1,000       $     933.80             $     2.45
Hypothetical (5% return before expenses)                $    1,000       $   1,022.33             $     2.56

CLASS C
Actual                                                  $    1,000       $     931.00             $     5.71
Hypothetical (5% return before expenses)                $    1,000       $   1,018.95             $     5.97

CLASS R
Actual                                                  $    1,000       $     933.50             $     3.41
Hypothetical (5% return before expenses)                $    1,000       $   1,021.33             $     3.57

ADVISOR CLASS
Actual                                                  $    1,000       $     935.20             $     1.01
Hypothetical (5% return before expenses)                $    1,000       $   1,023.82             $     1.06

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.51%; C: 1.19%; R: 0.71%; and Advisor:
0.21%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

12 | Semiannual Report

Franklin Templeton
2025 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2025 approaches.

ASSET ALLOCATION*
Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of
6/30/08

[PIE CHART]

Domestic Equity                                               56.4%
Foreign Equity                                                24.1%
Domestic Fixed Income                                          9.8%
Foreign Fixed Income                                           4.8%
Short-Term Investments & Other Net Assets                      4.9%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton 2025 Retirement Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton 2025 Retirement Target Fund - Class A had a -8.46% cumulative total return for the six months ended June 30, 2008. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.

                                                          Semiannual Report | 13
fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%, +1.13% and +1.23%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 16.

TOP 10 FUND HOLDINGS
Franklin Templeton
2025 Retirement Target Fund
6/30/08

                                                                  % OF TOTAL
                                                                  NET ASSETS
                                                                 ------------
Mutual Shares Fund
-  Class Z                                                          16.4%
Franklin Flex Cap Growth Fund
-  Advisor Class                                                    15.2%
Franklin Small Cap Growth Fund
-  Advisor Class                                                    12.6%
Mutual European Fund
-  Class Z                                                           8.7%
Franklin Natural Resources Fund
-  Advisor Class                                                     5.2%
Templeton Foreign Fund
-  Advisor Class                                                     5.0%
Franklin U.S. Government Securities Fund
- Advisor Class                                                      4.9%
Templeton Global Bond Fund
-  Advisor Class                                                     4.8%
Franklin Growth Opportunities Fund
- Advisor Class                                                      4.2%
Templeton China World Fund
-  Advisor Class                                                     4.1%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

14 | Semiannual Report

At period-end, Franklin Templeton 2025 Retirement Target Fund's domestic equity exposure was 70.0% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z at 16.4% of the Fund's total net assets was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 66.8% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income fund weighting at 4.9% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500. However, our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor Class and Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OF T. ANTHONY COFFEY]

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2025 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report | 15

Performance Summary as of 6/30/08
FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                             CHANGE     6/30/08     12/31/07
---------------------------------                --------   ---------   ----------
Net Asset Value (NAV)                            -$ 1.25     $ 10.20     $  11.45
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $  0.0105
Long-Term Capital Gain               $  0.2704
   TOTAL                             $  0.2809

CLASS C (SYMBOL: N/A)                             CHANGE     6/30/08     12/31/07
---------------------------------                --------   ---------   ----------
Net Asset Value (NAV)                            -$ 1.27     $ 10.13     $  11.40
DISTRIBUTIONS (1/1/08-6/30/08)
Long-Term Capital Gain               $  0.2704

CLASS R (SYMBOL: N/A)                             CHANGE     6/30/08     12/31/07
---------------------------------                --------   ---------   ----------
Net Asset Value (NAV)                            -$ 1.26     $ 10.18     $  11.44
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $  0.0074
Long-Term Capital Gain               $  0.2704
   TOTAL                             $  0.2778

ADVISOR CLASS (SYMBOL: N/A)                       CHANGE     6/30/08     12/31/07
---------------------------------                --------   ---------   ----------
Net Asset Value (NAV)                            -$ 1.24     $ 10.22     $  11.46
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                      $  0.0152
Long-Term Capital Gain               $  0.2704
   TOTAL                             $  0.2856

16 | Semiannual Report

PERFORMANCE (1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                              6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   -----------------
Cumulative Total Return (2)                            -8.46%      -6.88%         +10.36%
Average Annual Total Return (3)                       -13.73%     -12.23%          +2.08%
Value of $10,000 Investment (4)                      $ 8,627     $ 8,777      $   10,402
   Total Annual Operating Expenses (5)
     Without Waiver                         4.14%
     With Waiver                            1.29%

CLASS C                                              6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   -----------------
Cumulative Total Return (2)                            -8.77%      -7.53%          +9.02%
Average Annual Total Return (3)                        -9.66%      -8.42%          +4.62%
Value of $10,000 Investment (4)                      $ 9,034     $ 9,158     $    10,902
   Total Annual Operating Expenses (5)
     Without Waiver                         4.84%
     With Waiver                            1.99%

CLASS R                                              6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   -----------------
Cumulative Total Return (2)                            -8.58%      -7.05%         +10.03%
Average Annual Total Return (3)                        -8.58%      -7.05%          +5.13%
Value of $10,000 Investment (4)                      $ 9,142     $ 9,295     $    11,003
   Total Annual Operating Expenses (5)
     Without Waiver                         4.34%
     With Waiver                            1.49%

ADVISOR CLASS                                        6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   -----------------
Cumulative Total Return (2)                            -8.32%      -6.59%         +10.96%
Average Annual Total Return (3)                        -8.32%      -6.59%          +5.59%
Value of $10,000 Investment (4)                      $ 9,168     $ 9,341     $    11,096
   Total Annual Operating Expenses (5)
     Without Waiver                         3.84%
     With Waiver                            0.99%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 1.00% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.

                                                          Semiannual Report | 17

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                             Beginning Account    Ending Account     Expenses Paid During
                                               Value 1/1/08       Value 6/30/08     Period* 1/1/08-6/30/08
                                             -----------------   ---------------   ------------------------
CLASS A
Actual                                           $   1,000         $    915.40              $    2.33
Hypothetical (5% return before expenses)         $   1,000         $  1,022.43              $    2.46
CLASS C
Actual                                           $   1,000         $    912.30              $    5.66
Hypothetical (5% return before expenses)         $   1,000         $  1,018.95              $    5.97
CLASS R
Actual                                           $   1,000         $    914.20              $    3.28
Hypothetical (5% return before expenses)         $   1,000         $  1,021.43              $    3.47
ADVISOR CLASS
Actual                                           $   1,000         $    916.80              $    0.91
Hypothetical (5% return before expenses)         $   1,000         $  1,023.92              $    0.96

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; C: 1.19%; R: 0.69%; and Advisor:
0.19%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

20 | Semiannual Report

Franklin Templeton
2035 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2035 approaches.

ASSET ALLOCATION*
Franklin Templeton 2035 Retirement Target Fund
Based on Total Net Assets as of
6/30/08

[PIE CHART]

Domestic Equity                 65.3%
Foreign Equity                  27.5%
Domestic Fixed Income            3.7%
Foreign Fixed Income             1.8%
Short-Term Investments &
Other Net Assets                 1.7%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton 2035 Retirement Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton 2035 Retirement Target Fund - Class A had a -9.84% cumulative total return for the six months ended June 30, 2008. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 51.

                                                          Semiannual Report | 21

(EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%, +1.13% and +1.23%, respectively, during the same time. (1) You can find other performance data in the Performance Summary beginning on page 24.

TOP 10 FUND HOLDINGS
Franklin Templeton
2035 Retirement Target Fund
6/30/08

                                        % OF TOTAL
                                        NET ASSETS
                                        ----------
Mutual Shares Fund
 - Class Z                                  19.4%
Franklin Flex Cap Growth Fund
 - Advisor Class                            17.7%
Franklin Small Cap Growth Fund
 - Advisor Class                            14.2%
Mutual European Fund
 - Class Z                                   9.9%
Franklin Natural Resources Fund
 - Advisor Class                             5.9%
Templeton Foreign Fund
 - Advisor Class                             5.8%
Templeton China World Fund
 - Advisor Class                             4.7%
Franklin Gold and Precious Metals Fund
 - Advisor Class                             4.7%
Franklin Growth Opportunities Fund
 - Advisor Class                             4.6%
Franklin MicroCap Value Fund
 - Advisor Class                             3.3%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

22 | Semiannual Report

At period-end, Franklin Templeton 2035 Retirement Target Fund's domestic equity exposure was 70.4% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z at 19.4% of the Fund's total net assets, was our largest equity Fund weighting at period-end. On the fixed income side, domestic exposure was 68.0% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund - Advisor Class was our largest fixed income holding at 1.9% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500. However, our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index; however, Franklin Gold and Precious Metals Fund - Advisor Class outperformed the index. On the fixed income side, Franklin U.S. Government Securities Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OF T. ANTHONY COFFEY]

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2035 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report | 23

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                                CHANGE     6/30/08     12/31/07
---------------------------------                   --------   ---------   ----------
Net Asset Value (NAV)                               -$ 1.46     $ 10.15     $  11.61
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $  0.0023
Long-Term Capital Gain                $  0.3237
   TOTAL                              $  0.3260

CLASS C (SYMBOL: N/A)                                CHANGE     6/30/08     12/31/07
---------------------------------                   --------   ---------   ----------
Net Asset Value (NAV)                               -$ 1.49     $ 10.03     $  11.52
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $  0.0023
Long-Term Capital Gain                $  0.3237
   TOTAL                              $  0.3260

CLASS R (SYMBOL: N/A)                                CHANGE     6/30/08     12/31/07
---------------------------------                   --------   ---------   ----------
Net Asset Value (NAV)                               -$ 1.48     $ 10.11     $  11.59
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $  0.0023
Long-Term Capital Gain                $  0.3237
   TOTAL                              $  0.3260

ADVISOR CLASS (SYMBOL: N/A)                          CHANGE     6/30/08     12/31/07
---------------------------------                   --------   ---------   ----------
Net Asset Value (NAV)                               -$ 1.45     $ 10.19     $  11.64
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $  0.0023
Long-Term Capital Gain                $  0.3237
   TOTAL                              $  0.3260

24 | Semiannual Report

PERFORMANCE (1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                              6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   ------------------
Cumulative Total Return (2)                            -9.84%      -8.48%            +10.57%
Average Annual Total Return (3)                       -15.04%     -13.75%            +2.18%
Value of $10,000 Investment (4)                      $ 8,496     $ 8,625     $       10,421
   Total Annual Operating Expenses (5)
     Without Waiver                         6.02%
     With Waiver                            1.34%

CLASS C                                              6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   ------------------
Cumulative Total Return (2)                           -10.10%      -9.14%          +9.03%
Average Annual Total Return (3)                       -10.97%     -10.01%          +4.63%
Value of $10,000 Investment (4)                      $ 8,903     $ 8,999      $   10,903
   Total Annual Operating Expenses (5)
     Without Waiver                         6.72%
     With Waiver                            2.04%

CLASS R                                              6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   ------------------
Cumulative Total Return (2)                            -9.96%      -8.69%         +10.10%
Average Annual Total Return (3)                        -9.96%      -8.69%          +5.16%
Value of $10,000 Investment (4)                      $ 9,004     $ 9,131      $   11,010
   Total Annual Operating Expenses (5)
     Without Waiver                         6.22%
     With Waiver                            1.54%

ADVISOR CLASS                                        6-MONTH     1-YEAR     INCEPTION (8/1/06)
---------------------------------------             ---------   ---------   ------------------
Cumulative Total Return (2)                            -9.66%      -8.21%         +11.25%
Average Annual Total Return (3)                        -9.66%      -8.21%          +5.73%
Value of $10,000 Investment (4)                      $ 9,034     $ 9,179      $   11,125
   Total Annual Operating Expenses (5)
     Without Waiver                         5.72%
     With Waiver                            1.04%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 1.04% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.

                                                          Semiannual Report | 25

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                             BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
                                               VALUE 1/1/08       VALUE 6/30/08     PERIOD* 1/1/08-6/30/08
                                             -----------------   ---------------   ------------------------
CLASS A
Actual                                            $   1,000        $    901.60            $    2.32
Hypothetical (5% return before expenses)          $   1,000        $  1,022.43            $    2.46
CLASS C
Actual                                            $   1,000        $    899.00            $    5.62
Hypothetical (5% return before expenses)          $   1,000        $  1,018.95            $    5.97
CLASS R
Actual                                            $   1,000        $    900.40            $    3.26
Hypothetical (5% return before expenses)          $   1,000        $  1,021.43            $    3.47
ADVISOR CLASS
Actual                                            $   1,000        $    903.40            $    0.90
Hypothetical (5% return before expenses)          $   1,000        $  1,023.92            $    0.96

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; C: 1.19%; R: 0.69%; and Advisor:
0.19%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

28 | Semiannual Report

Franklin Templeton
2045 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2045 approaches.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton 2045 Retirement Target Fund covers the period ended June 30, 2008.

PERFORMANCE OVERVIEW

Franklin Templeton 2045 Retirement Target Fund - Class A had a -9.90% cumulative total return for the six months ended June 30, 2008. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. Treasury Bill Index for short-term investments and other net assets, had total returns of -11.91%, -10.58%, +1.13% and +1.23%, respectively, during the same time. (1) You can find other performance data in the Performance Summary beginning on page 32.

ASSET ALLOCATION*
Franklin Templeton
2045 Retirement Target Fund
Based on Total Net Assets as of 6/30/08

[BAR CHART]

DOMESTIC EQUITY                    69.2%
FOREIGN EQUITY                     30.0%
SHORT-TERM INVESTMENTS
& OTHER NET ASSETS                  0.8%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

1. Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Source: Payden & Rygel. The P&R 90 Day U.S. Treasury Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 56.

                                                          Semiannual Report | 29

TOP 10 FUND HOLDINGS
Franklin Templeton
2045 Retirement Target Fund
6/30/08

                                               % OF TOTAL
                                               NET ASSETS
                                               ----------
Mutual Shares Fund
- Class Z                                         20.1%
Franklin Flex Cap Growth Fund
- Advisor Class                                   18.4%
Franklin Small Cap Growth Fund
- Advisor Class                                   15.5%
Mutual European Fund
- Class Z                                         10.8%
Franklin Natural Resources Fund
- Advisor Class                                    6.5%
Templeton Foreign Fund
- Advisor Class                                    6.0%
Franklin Growth Opportunities Fund
- Advisor Class                                    5.2%
Templeton China World Fund
- Advisor Class                                    5.2%
Franklin Gold and Precious Metals Fund
- Advisor Class                                    5.1%
Franklin MicroCap Value Fund
- Advisor Class                                    3.6%

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2045 Retirement Target Fund's domestic equity exposure was 69.8% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2008, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z at 20.1% of the Fund's total net assets, was our largest equity fund weighting at period-end.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, performed better than the S&P 500. However, our largest domestic value fund holding, Mutual Shares Fund - Class Z underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index, while Franklin Gold and Precious Metals Fund - Advisor Class outperformed.

30 | Semiannual Report

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OF T. ANTHONY COFFEY]

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2045 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report | 31

Performance Summary as of 6/30/08

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                             CHANGE    6/30/08   12/31/07
-----------------------------------              --------   -------   --------
Net Asset Value (NAV)                            -$ 1.51    $ 10.06    $ 11.57
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $ 0.0031
Long-Term Capital Gain                $ 0.3612
  TOTAL                               $ 0.3643

CLASS C (SYMBOL: N/A)                             CHANGE    6/30/08   12/31/07
-----------------------------------              --------   -------   --------
Net Asset Value (NAV)                            -$ 1.53    $  9.95    $ 11.48
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $ 0.0031
Long-Term Capital Gain                $ 0.3612
  TOTAL                               $ 0.3643

CLASS R (SYMBOL: N/A)                             CHANGE    6/30/08   12/31/07
-----------------------------------              --------   -------   --------
Net Asset Value (NAV)                            -$ 1.51    $ 10.03    $ 11.54
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $ 0.0031
Long-Term Capital Gain                $ 0.3612
  TOTAL                               $ 0.3643

ADVISOR CLASS (SYMBOL: N/A)                       CHANGE    6/30/08   12/31/07
-----------------------------------              --------   -------   --------
Net Asset Value (NAV)                            -$ 1.49    $ 10.10    $ 11.59
DISTRIBUTIONS (1/1/08-6/30/08)
Dividend Income                       $ 0.0031
Long-Term Capital Gain                $ 0.3612
  TOTAL                               $ 0.3643

32 | Semiannual Report

PERFORMANCE (1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                             6-MONTH     1-YEAR    INCEPTION (8/1/06)
--------------------------------------             ---------   --------   ------------------
Cumulative Total Return (2)                           -9.90%     -8.58%         +10.89%
Average Annual Total Return (3)                      -15.11%    -13.85%          +2.33%
Value of $10,000 Investment (4)                    $  8,489    $ 8,615       $  10,451
  Total Annual Operating Expenses (5)
    Without Waiver                        7.73%
    With Waiver                           1.34%

CLASS C                                             6-MONTH     1-YEAR    INCEPTION (8/1/06)
--------------------------------------             ---------   --------   ------------------
Cumulative Total Return (2)                          -10.15%     -9.22%          +9.51%
Average Annual Total Return (3)                      -11.02%    -10.08%          +4.86%
Value of $10,000 Investment (4)                    $  8,898    $ 8,992       $  10,951
  Total Annual Operating Expenses (5)
    Without Waiver                        8.43%
    With Waiver                           2.04%

CLASS R                                             6-MONTH     1-YEAR    INCEPTION (8/1/06)
--------------------------------------             ---------   --------   ------------------
Cumulative Total Return (2)                           -9.93%     -8.70%         +10.55%
Average Annual Total Return (3)                       -9.93%     -8.70%          +5.39%
Value of $10,000 Investment (4)                    $  9,007    $ 9,130       $  11,055
  Total Annual Operating Expenses (5)
    Without Waiver                        7.93%
    With Waiver                           1.54%

ADVISOR CLASS                                       6-MONTH     1-YEAR    INCEPTION (8/1/06)
--------------------------------------             ---------   --------   ------------------
Cumulative Total Return (2)                           -9.71%     -8.26%         +11.62%
Average Annual Total Return (3)                       -9.71%     -8.26%          +5.92%
Value of $10,000 Investment (4)                    $  9,029    $ 9,174       $  11,162
  Total Annual Operating Expenses (5)
    Without Waiver                        7.43%
    With Waiver                           1.04%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT THE FUND'S COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, INCLUDING ESTIMATED INDIRECT UNDERLYING FUND EXPENSES, BUT EXCLUDING DISTRIBUTION AND SERVICE (12B-1) FEES) DO NOT EXCEED 1.04% FOR EACH CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/09.

                                                          Semiannual Report | 33

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C:        These shares have higher annual fees and expenses than Class A shares.

CLASS R:        Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

34 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 35

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                               BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                                  VALUE 1/1/08     VALUE 6/30/08     PERIOD* 1/1/08-6/30/08
                                               -----------------   --------------   ------------------------
CLASS A
Actual                                              $  1,000        $    901.00              $  2.22
Hypothetical (5% return before expenses)            $  1,000        $  1,022.53              $  2.36

CLASS C
Actual                                              $  1,000        $    898.50              $  5.57
Hypothetical (5% return before expenses)            $  1,000        $  1,019.00              $  5.92

CLASS R
Actual                                              $  1,000        $    900.70              $  3.17
Hypothetical (5% return before expenses)            $  1,000        $  1,021.53              $  3.37

ADVISOR CLASS
Actual                                              $  1,000        $    902.90              $  0.80
Hypothetical (5% return before expenses)            $  1,000        $  1,024.02              $  0.86

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.47%; C: 1.18%; R: 0.67%; and Advisor:
0.17%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

36 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                 SIX MONTHS ENDED         YEAR ENDED
                                                                                   JUNE 30, 2008         DECEMBER 31,
CLASS A                                                                             (UNAUDITED)       2007        2006 (a)
                                                                                 ----------------   --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................................      $  11.35        $  10.69      $ 10.00
                                                                                    --------        --------      -------
Income from investment operations (b):
  Net investment income (c,d) ................................................          0.06            0.33         0.13
  Net realized and unrealized gains (losses) .................................         (0.81)           0.72         0.73
                                                                                    --------        --------      -------
Total from investment operations .............................................         (0.75)           1.05         0.86
                                                                                    --------        --------      -------
Less distributions from:
  Net investment income and short term gains received from Underlying Funds ..         (0.05)          (0.23)       (0.15)
  Net realized gains .........................................................         (0.17)          (0.16)       (0.02)
                                                                                    --------        --------      -------
Total distributions ..........................................................         (0.22)          (0.39)       (0.17)
                                                                                    --------        --------      -------
Redemption fees ..............................................................            -- (e)          -- (e)       --
                                                                                    --------        --------      -------
Net asset value, end of period ...............................................      $  10.38        $  11.35      $ 10.69
                                                                                    --------        --------      -------

Total return (f) .............................................................         (6.62)%          9.84%        8.59%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ........................          1.46%           3.60%       12.13%
Expenses net of waiver and payments by affiliates (h) ........................          0.51%           0.48%        0.50%
Net investment income (d) ....................................................          1.06%           3.11%        2.92%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ............................................      $  9,123        $  5,269      $ 1,364
Portfolio turnover rate ......................................................          0.52%           8.19%        2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2008.

    Semiannual Report | The accompanying notes are an integral part of these
                           financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                                   JUNE 30, 2008         DECEMBER 31,
CLASS C                                                                             (UNAUDITED)       2007        2006 (a)
                                                                                 ----------------   --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................................      $  11.28        $  10.67      $ 10.00
                                                                                    --------        --------      -------
Income from investment operations (b):
  Net investment income (c,d) ................................................          0.02            0.36         0.14
  Net realized and unrealized gains (losses) .................................         (0.80)           0.60         0.69
                                                                                    --------        --------      -------
Total from investment operations .............................................         (0.78)           0.96         0.83
                                                                                    --------        --------      -------
Less distributions from:
  Net investment income and short term gains received from Underlying Funds ..         (0.02)          (0.19)       (0.14)
  Net realized gains .........................................................         (0.17)          (0.16)       (0.02)
                                                                                    --------        --------      -------
Total distributions ..........................................................         (0.19)          (0.35)       (0.16)
                                                                                    --------        --------      -------
Redemption fees ..............................................................            -- (e)          -- (e)       --
                                                                                    --------        --------      -------
Net asset value, end of period ...............................................      $  10.31        $  11.28      $ 10.67
                                                                                    --------        --------      -------

Total return (f) .............................................................         (6.90)%          9.02%        8.30%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ........................          2.14%           4.28%       12.78%
Expenses net of waiver and payments by affiliates (h) ........................          1.19%           1.16%        1.15%
Net investment income (d) ....................................................          0.38%           2.43%        2.27%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ............................................      $  6,660        $  2,213      $    63
Portfolio turnover rate ......................................................          0.52%           8.19%        2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2008.

           38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED                 YEAR ENDED
                                                               JUNE 30, 2008                  DECEMBER 31,
CLASS R                                                         (UNAUDITED)              2007            2006 (a)
                                                              ----------------       ------------       ---------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.32       $      10.68       $   10.00
                                                              ----------------       ------------       ---------

Income from investment operations (b):
   Net investment income (c,d) ............................               0.05               0.34            0.11
   Net realized and unrealized gains (losses) .............              (0.80)              0.68            0.74
                                                              ----------------       ------------       ---------
Total from investment operations ..........................              (0.75)              1.02            0.85
                                                              ----------------       ------------       ---------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................              (0.04)             (0.22)          (0.15)
   Net realized gains .....................................              (0.17)             (0.16)          (0.02)
                                                              ----------------       ------------       ---------
Total distributions .......................................              (0.21)             (0.38)          (0.17)
                                                              ----------------       ------------       ---------
Redemption fees ...........................................                 -- (e)             -- (e)          --
                                                              ----------------       ------------       ---------
Net asset value, end of period ............................   $          10.36       $      11.32       $   10.68
                                                              ----------------       ------------       ---------

Total return (f) ..........................................              (6.65)%             9.59%           8.48%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               1.66%              3.78%          12.28%
Expenses net of waiver and payments by affiliates (h) .....               0.71%              0.66%           0.65%
Net investment income (d) .................................               0.86%              2.93%           2.77%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $          1,171       $      1,071       $      11
Portfolio turnover rate ...................................               0.52%              8.19%           2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                              financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED                YEAR ENDED
                                                               JUNE 30, 2008                 DECEMBER 31,
ADVISOR CLASS                                                   (UNAUDITED)             2007            2006 (A)
                                                              ----------------       ----------       -----------
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.37       $    10.70       $     10.00
                                                              ----------------       ----------       -----------
Income from investment operations (b):
   Net investment income (c,d) ............................               0.07             0.30              0.17
   Net realized and unrealized gains (losses) .............              (0.81)            0.79              0.71
                                                              ----------------       ----------       -----------
Total from investment operations ..........................              (0.74)           1.09               0.88
                                                              ----------------       ----------       -----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................              (0.06)           (0.26)            (0.16)
   Net realized gains .....................................              (0.17)           (0.16)            (0.02)
                                                              ----------------       ----------       -----------
Total distributions .......................................              (0.23)           (0.42)            (0.18)
                                                              ----------------       ----------       -----------
Redemption fees ...........................................                 -- (e)           -- (e)            --
                                                              ----------------       ----------       -----------
Net asset value, end of period ............................   $          10.40       $    11.37       $     10.70
                                                              ----------------       ----------       -----------

Total return (f) ..........................................              (6.48)%          10.21%             8.75%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               1.16%            3.28%            11.78%
Expenses net of waiver and payments by affiliates (h) .....               0.21%            0.16%             0.15%
Net investment income (d) .................................               1.36%            3.43%             3.27%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $            221       $       32       $        20
Portfolio turnover rate ...................................               0.52%            8.19%             2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return is not annualized for periods less than one year. gRatios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2008.

40 | The accompanying notes are an integral part of these
                              financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                   SHARES       VALUE
------------------------------------------------------------------------------     ---------   -----------
    INVESTMENTS IN UNDERLYING FUNDS 92.2% (a)
    DOMESTIC EQUITY 44.2%
(b) Franklin Flex Cap Growth Fund, Advisor Class .............................        46,931   $ 2,098,294
(b) Franklin Growth Opportunities Fund, Advisor Class ........................        26,288       534,692
    Franklin MicroCap Value Fund, Advisor Class ..............................        12,442       386,695
    Franklin Natural Resources Fund, Advisor Class ...........................        13,134       707,392
(b) Franklin Small Cap Growth Fund, Advisor Class ............................       184,035     1,674,720
    Mutual Shares Fund, Class Z ..............................................       100,709     2,184,380
                                                                                               -----------
                                                                                                 7,586,173
                                                                                               -----------
    DOMESTIC FIXED INCOME 19.3%
    Franklin Strategic Mortgage Portfolio ....................................        50,760       462,420
    Franklin Total Return Fund, Advisor Class ................................       117,813     1,135,718
    Franklin U.S. Government Securities Fund, Advisor Class ..................       265,333     1,714,050
                                                                                               -----------
                                                                                                 3,312,188
                                                                                               -----------
    FOREIGN EQUITY 19.3%
    Franklin Global Real Estate Fund, Advisor Class ..........................        35,270       299,797
    Franklin Gold and Precious Metals Fund, Advisor Class ....................        13,426       554,913
    Mutual European Fund, Class Z ............................................        51,284     1,165,183
    Templeton China World Fund, Advisor Class ................................        15,739       571,625
    Templeton Foreign Fund, Advisor Class ....................................        68,145       723,017
                                                                                               -----------
                                                                                                 3,314,535
                                                                                               -----------
    FOREIGN FIXED INCOME 9.4%
    Templeton Global Bond Fund, Advisor Class ................................       143,797     1,623,472
                                                                                               -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENT
     (COST $16,690,768) ......................................................                  15,836,368
                                                                                               -----------
    SHORT TERM INVESTMENT (COST $1,220,394) 7.1%
    MONEY MARKET FUND 7.1%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% .....     1,220,394     1,220,394
                                                                                               -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $17,911,162) 99.3% ...........                  17,056,762
    OTHER ASSETS, LESS LIABILITIES 0.7% ......................................                     117,633
                                                                                               -----------
    NET ASSETS 100.0% ........................................................                 $17,174,395
                                                                                               -----------

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing for the twelve months ended June 30, 2008.

(c)   The rate shown is the annualized seven-day yield at period end.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 41

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2008                DECEMBER 31,
CLASS A                                                         (UNAUDITED)             2007            2006 (a)
                                                              ----------------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.45       $    10.78       $    10.00
                                                              ----------------       ----------       ----------
Income from investment operations (b):
   Net investment income (c,d) ............................               0.02             0.28             0.12
   Net realized and unrealized gains (losses) .............              (0.99)            0.82             0.82
                                                              ----------------       ----------       ----------
Total from investment operations ..........................              (0.97)            1.10             0.94
                                                              ----------------       ----------       ----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................              (0.01)           (0.21)           (0.14)
   Net realized gains .....................................              (0.27)           (0.22)           (0.02)
                                                              ----------------       ----------       ----------
Total distributions .......................................              (0.28)           (0.43)           (0.16)
                                                              ----------------       ----------       ----------
Redemption fees ...........................................                 -- (e)           -- (e)           -- (e)
                                                              ----------------       ----------       ----------
Net asset value, end of period ............................   $          10.20       $    11.45       $    10.78
                                                              ----------------       ----------       ----------

Total return (f) ..........................................              (8.46)%          10.19%            9.41%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               1.60%            3.31%           10.76%
Expenses net of waiver and payments by affiliates (h) .....               0.49%            0.47%            0.50%
Net investment income (d) .................................               0.40%            2.55%            2.78%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $         11,393       $    6,952       $    1,699
Portfolio turnover rate ...................................               0.25%           16.28%            5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2008.

42 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2008                DECEMBER 31,
CLASS C                                                         (UNAUDITED)             2007            2006 (a)
                                                              ----------------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.40       $    10.77       $    10.00
                                                              ----------------       ----------       ----------
Income from investment operations (b):
   Net investment income (loss) (c, d) ....................              (0.02)            0.28             0.10
   Net realized and unrealized gains (losses) .............              (0.98)            0.74             0.82
                                                              ----------------       ----------       ----------
Total from investment operations ..........................              (1.00)            1.02             0.92
                                                              ----------------       ----------       ----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................                 --            (0.17)           (0.13)
   Net realized gains .....................................              (0.27)           (0.22)           (0.02)
                                                              ----------------       ----------       ----------
Total distributions .......................................              (0.27)           (0.39)           (0.15)
                                                              ----------------       ----------       ----------
Redemption fees ...........................................                 -- (e)           -- (e)           -- (e)
                                                              ----------------       ----------       ----------
Net asset value, end of period ............................   $          10.13       $    11.40       $    10.77
                                                              ----------------       ----------       ----------

Total return (f) ..........................................              (8.77)%           9.43%            9.20%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               2.30%            3.99%           11.41%
Expenses net of waiver and payments by affiliates (h) .....               1.19%            1.15%            1.15%
Net investment income (loss) (d) ..........................              (0.30)%           1.87%            2.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $          1,968       $    1,104       $       54
Portfolio turnover rate ...................................               0.25%           16.28%            5.36%

----------
(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2008                DECEMBER 31,
CLASS R                                                         (UNAUDITED)             2007            2006 (a)
                                                              ----------------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.44       $    10.77       $    10.00
                                                              ----------------       ----------       ----------
Income from investment operations (b):
   Net investment income (c,d) ............................               0.01             0.27             0.11
   Net realized and unrealized gains (losses) .............              (0.99)            0.82             0.82
                                                              ----------------       ----------       ----------
Total from investment operations ..........................              (0.98)            1.09             0.93
                                                              ----------------       ----------       ----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................              (0.01)           (0.20)           (0.14)
   Net realized gains .....................................              (0.27)           (0.22)           (0.02)
                                                              ----------------       ----------       ----------
Total distributions .......................................              (0.28)           (0.42)           (0.16)
                                                              ----------------       ----------       ----------
Redemption fees ...........................................                 -- (e)           -- (e)           -- (e)
                                                              ----------------       ----------       ----------
Net asset value, end of period ............................   $          10.18       $    11.44       $    10.77
                                                              ----------------       ----------       ----------

Total return (f) ..........................................              (8.58)%          10.11%            9.31%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               1.80%            3.49%           10.91%
Expenses net of waiver and payments by affiliates (h) .....               0.69%            0.65%            0.65%
Net investment income (d) .................................               0.20%            2.37%            2.63%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $            240       $      188       $       19
Portfolio turnover rate ...................................               0.25%           16.28%            5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2008.

44| The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2008                DECEMBER 31,
ADVISOR CLASS                                                   (UNAUDITED)             2007            2006 (a)
                                                              ----------------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.46       $    10.79       $    10.00
                                                              ----------------       ----------       ----------
Income from investment operations (b) :
   Net investment income (c, d) ...........................               0.04             0.46             0.20
   Net realized and unrealized gains (losses) .............              (0.99)            0.67             0.76
                                                              ----------------       ----------       ----------
Total from investment operations ..........................              (0.95)            1.13             0.96
                                                              ----------------       ----------       ----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................              (0.02)           (0.24)           (0.15)
   Net realized gains .....................................              (0.27)           (0.22)           (0.02)
                                                              ----------------       ----------       ----------
Total distributions .......................................              (0.29)           (0.46)           (0.17)
                                                              ----------------       ----------       ----------
Redemption fees ...........................................                 -- (e)           -- (e)           -- (e)
                                                              ----------------       ----------       ----------
Net asset value, end of period ............................   $          10.22       $    11.46       $    10.79
                                                              ----------------       ----------       ----------

Total return (f) ..........................................              (8.32)%          10.46%            9.57%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               1.30%            2.99%           10.41%
Expenses net of waiver and payments by affiliates (h) .....               0.19%            0.15%            0.15%
Net investment income (d) .................................               0.70%            2.87%            3.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $            483       $      417       $       51
Portfolio turnover rate ...................................               0.25%           16.28%            5.36%


(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f)   Total return is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                SHARES      VALUE
------------------------------------------------------------------------------   -------   -----------
    INVESTMENTS IN UNDERLYING FUNDS 95.1% (a)
    DOMESTIC EQUITY 56.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class .............................    47,951   $ 2,143,872
(b) Franklin Growth Opportunities Fund, Advisor Class ........................    28,985       589,548
    Franklin MicroCap Value Fund, Advisor Class ..............................    12,841       399,090
    Franklin Natural Resources Fund, Advisor Class                                13,618       733,444

(b) Franklin Small Cap Growth Fund, Advisor Class ............................   194,795     1,772,634
    Mutual Shares Fund, Class Z ..............................................   106,256     2,304,682
                                                                                           -----------
                                                                                             7,943,270
                                                                                           -----------
    DOMESTIC FIXED INCOME 9.8%
    Franklin Strategic Mortgage Portfolio ....................................    22,756       207,311
    Franklin Total Return Fund, Advisor Class ................................    49,895       480,986
    Franklin U.S. Government Securities Fund, Advisor Class ..................   106,681       689,159
                                                                                           -----------
                                                                                             1,377,456
                                                                                           -----------
    FOREIGN EQUITY 24.1%
    Franklin Global Real Estate Fund, Advisor Class ..........................    36,938       313,970
    Franklin Gold and Precious Metals Fund, Advisor Class ....................    13,782       569,629
    Mutual European Fund, Class Z ............................................    54,217     1,231,810
    Templeton China World Fund, Advisor Class ................................    16,070       583,657
    Templeton Foreign Fund, Advisor Class ....................................    65,883       699,019
                                                                                           -----------
                                                                                             3,398,085
                                                                                           -----------
    FOREIGN FIXED INCOME 4.8%
    Templeton Global Bond Fund, Advisor Class ................................    60,632       684,532
                                                                                           -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENT
     (COST $14,526,276) ......................................................              13,403,343
                                                                                           -----------
    SHORT TERM INVESTMENT (COST $641,185) 4.6%
    MONEY MARKET FUND 4.6%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% .....   641,185       641,185
                                                                                           -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $15,167,461) 99.7% ...........              14,044,528
    OTHER ASSETS, LESS LIABILITIES 0.3% ......................................                  39,552
                                                                                           -----------
    NET ASSETS 100.0% ........................................................             $14,084,080
                                                                                           -----------

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing for the twelve months ended June 30, 2008.

(c)   The rate shown is the annualized seven-day yield at period end.

46 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2008                DECEMBER 31,
CLASS A                                                         (UNAUDITED)             2007            2006 (a)
                                                              ----------------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.61       $    10.88       $    10.00
                                                              ----------------       ----------       ----------
Income from investment operations (b):
   Net investment income (loss) (c,d) .....................              (0.01)            0.22             0.09
   Net realized and unrealized gains (losses) .............              (1.13)            0.97             0.95
                                                              ----------------       ----------       ----------
Total from investment operations ..........................              (1.14)            1.19             1.04
                                                              ----------------       ----------       ----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................                 -- (e)        (0.16)           (0.13)
   Net realized gains .....................................              (0.32)           (0.30)           (0.03)
                                                              ----------------       ----------       ----------
Total distributions .......................................              (0.32)           (0.46)           (0.16)
                                                              ----------------       ----------       ----------
Redemption fees ...........................................                 -- (e)           -- (e)           --
                                                              ----------------       ----------       ----------
Net asset value, end of period ............................   $          10.15       $    11.61       $    10.88
                                                              ----------------       ----------       ----------

Total return (f) ..........................................              (9.84)%          11.05%           10.44%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               2.32%            5.16%           13.47%
Expenses net of waiver and payments by affiliates (h) .....               0.49%            0.48%            0.50%
Net investment income (loss) (d) ..........................              (0.20)%           2.07%            2.04%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $          5,909       $    3,760       $    1,171
Portfolio turnover rate ...................................               2.24%           14.95%            8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                              SIX MONTHS ENDED                YEAR ENDED
                                                               JUNE 30, 2008                 DECEMBER 31,
CLASS C                                                         (UNAUDITED)             2007            2006 (a)
                                                              ----------------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......................   $          11.52       $    10.86       $    10.00
                                                              ----------------       ----------       ----------
Income from investment operations (b):
   Net investment income (loss) (c, d) ....................              (0.05)            0.26             0.12
   Net realized and unrealized gains (losses) .............              (1.12)            0.84             0.89
                                                              ----------------       ----------       ----------
Total from investment operations ..........................              (1.17)            1.10             1.01
                                                              ----------------       ----------       ----------
Less distributions from:
   Net investment income and short term gains received from
   Underlying Funds .......................................                 -- (e)        (0.14)           (0.12)
   Net realized gains .....................................              (0.32)           (0.30)           (0.03)
                                                              ----------------       ----------       ----------
Total distributions .......................................              (0.32)           (0.44)           (0.15)
                                                              ----------------       ----------       ----------
Redemption fees ...........................................                 -- (e)           -- (e)           --
                                                              ----------------       ----------       ----------
Net asset value, end of period ............................   $          10.03       $    11.52  $         10.86
                                                              ----------------       ----------       ----------

Total return (f) ..........................................             (10.10)%          10.12%           10.14%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) .....               3.02%            5.84%           14.12%
Expenses net of waiver and payments by affiliates (h) .....               1.19%            1.16%            1.15%
Net investment income (loss) (d) ..........................              (0.90)%           1.39%            1.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................   $          1,452       $    1,103       $       57
Portfolio turnover rate ...................................               2.24%           14.95%            8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2008.

48 | The accompanying notes are an integral part of these
                              financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                                     JUNE 30, 2008             DECEMBER 31,
CLASS R                                                                               (UNAUDITED)           2007        2006 (a)
                                                                                   ----------------       --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................................   $          11.59       $  10.88      $  10.00
                                                                                   ----------------       --------      ----
Income from investment operationsb:
   Net investment income (loss) (c,d) ..........................................              (0.02)          0.28          0.11
   Net realized and unrealized gains (losses)  .................................              (1.14)          0.89          0.93
                                                                                   ----------------       --------      --------
Total from investment operations ...............................................              (1.16)          1.17          1.04
                                                                                   ----------------       --------      --------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...                 -- (e)      (0.16)        (0.13)
   Net realized gains ..........................................................              (0.32)         (0.30)        (0.03)
                                                                                   ----------------       --------      --------
Total distributions ............................................................              (0.32)         (0.46)        (0.16)
                                                                                   ----------------       --------      --------
Redemption fees ................................................................                 -- (e)         -- (e)        --
                                                                                   ----------------       --------      --------
Net asset value, end of period .................................................   $          10.11       $  11.59      $  10.88
                                                                                   ----------------       --------      --------

Total return (f)  ..............................................................              (9.96)%        10.76%        10.40%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ..........................               2.52%          5.34%        13.62%
Expenses net of waiver and payments by affiliates (h) ..........................               0.69%          0.66%         0.65%
Net investment income (loss) (d) ...............................................              (0.40)%         1.89%         1.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................   $            355       $    314      $     23
Portfolio turnover rate ........................................................               2.24%         14.95%         8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                                     JUNE 30, 2008             DECEMBER 31,
ADVISOR CLASS                                                                         (UNAUDITED)           2007        2006 (a)
                                                                                   ----------------       --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................................   $          11.64       $  10.89      $  10.00
                                                                                   ----------------       --------      --------
Income from investment operations (b):
   Net investment income (c,d) .................................................               0.01           0.20          0.18
   Net realized and unrealized gains (losses)  .................................              (1.14)          1.04          0.88
                                                                                   ----------------       --------      --------
Total from investment operations ...............................................              (1.13)          1.24          1.06
                                                                                   ----------------       --------      --------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...                 -- (e)      (0.19)        (0.14)
   Net realized gains ..........................................................              (0.32)         (0.30)        (0.03)
                                                                                   ----------------       --------      --------
Total distributions ............................................................              (0.32)         (0.49)        (0.17)
                                                                                   ----------------       --------      --------
Redemption fees ................................................................                 -- (e)         -- (e)        --
                                                                                   ----------------       --------      --------
Net asset value, end of period .................................................   $          10.19       $  11.64      $  10.89
                                                                                   ----------------       --------      --------

Total return (f)  ..............................................................              (9.66)%        11.34%        10.60%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ..........................               2.02%          4.84%        13.12%
Expenses net of waiver and payments by affiliates (h) ..........................               0.19%          0.16%         0.15%
Net investment income (d) ......................................................               0.10%          2.39%         2.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................   $            274       $    119      $     59
Portfolio turnover rate ........................................................               2.24%         14.95%         8.29%


(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f)   Total return is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2008.

50 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)


    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                               SHARES       VALUE
    ----------------------------------------------                             --------   -----------
    INVESTMENTS IN UNDERLYING FUNDS 98.3% (a)
    DOMESTIC EQUITY 65.3%
(b) Franklin Flex Cap Growth Fund, Advisor Class ............................     31,692   $ 1,416,964
(b) Franklin Growth Opportunities Fund, Advisor Class .......................     18,203       370,240
    Franklin MicroCap Value Fund, Advisor Class .............................      8,529       265,079
    Franklin Natural Resources Fund, Advisor Class ..........................      8,771       472,421
(b) Franklin Small Cap Growth Fund, Advisor Class ...........................    125,120     1,138,593
    Mutual Shares Fund, Class Z .............................................     71,617     1,553,368
                                                                                           -----------
                                                                                             5,216,665
                                                                                           -----------

    DOMESTIC FIXED INCOME 3.7%
    Franklin Strategic Mortgage Portfolio ...................................      5,107        46,526
    Franklin Total Return Fund, Advisor Class ...............................     10,451       100,745
    Franklin U.S. Government Securities Fund, Advisor Class .................     23,166       149,650
                                                                                           -----------
                                                                                               296,921
                                                                                           -----------

    FOREIGN EQUITY 27.5%
    Franklin Global Real Estate Fund, Advisor Class .........................     22,726       193,172
    Franklin Gold and Precious Metals Fund, Advisor Class ...................      9,101       376,158
    Mutual European Fund, Class Z ...........................................     34,801       790,682
    Templeton China World Fund, Advisor Class ...............................     10,357       376,167
    Templeton Foreign Fund, Advisor Class ...................................     43,572       462,296
                                                                                           -----------
                                                                                             2,198,475
                                                                                           -----------

    FOREIGN FIXED INCOME 1.8%
    Templeton Global Bond Fund, Advisor Class ...............................     12,367       139,629
                                                                                           -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENT
      (COST $8,531,613)  ....................................................                7,851,690
                                                                                           -----------

    SHORT TERM INVESTMENT (COST $64,068) 0.8%
    MONEY MARKET FUND 0.8%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% ....     64,068        64,068
                                                                                           -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $8,595,681) 99.1% ...........                7,915,758
    OTHER ASSETS, LESS LIABILITIES 0.9%  ....................................                   74,386
                                                                                           -----------
    NET ASSETS 100.0% .......................................................              $ 7,990,144
                                                                                           -----------

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing for the twelve months ended June 30, 2008.

(c)   The rate shown is the annualized seven-day yield at period end.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 51

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                                    JUNE 30, 2008               DECEMBER 31,
CLASS A                                                                              (UNAUDITED)            2007        2006 (a)
                                                                                   ----------------       --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................................   $          11.57       $  10.89      $  10.00
                                                                                   ----------------       --------      --------
Income from investment operations (b):
   Net investment income (loss) (c,d) ..........................................              (0.02)          0.17          0.08
   Net realized and unrealized gains (losses)  .................................              (1.13)          1.06          0.97
                                                                                   ----------------       --------      --------
Total from investment operations ...............................................              (1.15)          1.23          1.05
                                                                                   ----------------       --------      --------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...                 -- (e)      (0.16)        (0.13)
   Net realized gains ..........................................................              (0.36)         (0.39)        (0.03)
                                                                                   ----------------       --------      --------
Total distributions ............................................................              (0.36)         (0.55)        (0.16)
                                                                                   ----------------       --------      --------
Redemption fees ................................................................                 -- (e)         -- (e)        --
                                                                                   ----------------       --------      --------
Net asset value, end of period .................................................   $          10.06       $  11.57      $  10.89
                                                                                   ----------------       --------      --------

Total return (f) ...............................................................              (9.90)%        11.32%        10.55%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ..........................               3.31%          6.86%        13.15%
Expenses net of waiver and payments by affiliates (h) ..........................               0.47%          0.47%         0.50%
Net investment income (loss) (d) ...............................................              (0.38)%         1.70%         1.97%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................   $          3,448       $  2,439      $  1,169
Portfolio turnover rate ........................................................               1.04%         24.40%         8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. gRatios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.87% for the period ended June 30, 2008.

52 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND


                                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                                     JUNE 30, 2008              DECEMBER 31,
CLASS C                                                                               (UNAUDITED)           2007        2006 (a)
                                                                                   ----------------       --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................................   $          11.48       $  10.87      $  10.00
                                                                                   ----------------       --------      --------
Income from investment operations (b):
   Net investment income (loss) (c,d) ..........................................              (0.06)          0.23          0.16
   Net realized and unrealized gains (losses)  .................................              (1.11)          0.91          0.87
                                                                                   ----------------       --------      --------
Total from investment operations ...............................................              (1.17)          1.14          1.03
                                                                                   ----------------       --------      --------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...                 -- (e)      (0.14)        (0.13)
   Net realized gains ..........................................................              (0.36)         (0.39)        (0.03)
                                                                                   ----------------       --------      --------
Total distributions ............................................................              (0.36)         (0.53)        (0.16)
                                                                                   ----------------       --------      --------
Redemption fees ................................................................                 -- (e)         -- (e)        --
                                                                                   ----------------       --------      --------
Net asset value, end of period .................................................   $           9.95       $  11.48      $  10.87
                                                                                   ----------------       --------      --------

Total return (f)................................................................             (10.15)%        10.50%        10.30%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ..........................               4.02%          7.55%        13.74%
Expenses net of waiver and payments by affiliates (h) ..........................               1.18%          1.16%         1.09%
Net investment income (loss) (d) ...............................................              (1.09)%         1.01%         1.38%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................   $            764       $    487      $     67
Portfolio turnover rate ........................................................               1.04%         24.40%         8.01%


(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.87% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 53

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                                     JUNE 30, 2008             DECEMBER 31,
CLASS R                                                                               (UNAUDITED)           2007        2006 (a)
                                                                                   ----------------       --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................................   $          11.54       $  10.88      $  10.00
                                                                                   ----------------       --------      --------
Income from investment operations (b):
   Net investment income (loss) (c,d) ..........................................              (0.03)          0.24          0.08
   Net realized and unrealized gains (losses) ..................................              (1.12)          0.97          0.96
                                                                                   ----------------       --------      --------
Total from investment operations ...............................................              (1.15)          1.21          1.04
                                                                                   ----------------       --------      --------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...                 -- (e)      (0.16)        (0.13)
   Net realized gains ..........................................................              (0.36)         (0.39)        (0.03)
                                                                                   ----------------       --------      --------
Total distributions ............................................................              (0.36)         (0.55)        (0.16)
                                                                                   ----------------       --------      --------
Redemption fees ................................................................                 -- (e)         -- (e)
                                                                                   ----------------       --------      --------
Net asset value, end of period .................................................   $          10.03       $  11.54      $  10.88
                                                                                   ----------------       --------      --------

Total return (f) ...............................................................              (9.93)%        11.13%        10.44%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ..........................               3.51%          7.04%        13.30%
Expenses net of waiver and payments by affiliates (h) ..........................               0.67%          0.65%         0.65%
Net investment income (loss) (d) ...............................................              (0.58)%         1.52%         1.82%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................   $            303    $       160     $      12
Portfolio turnover rate ........................................................               1.04%         24.40%         8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.87% for the period ended June 30, 2008.

54 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                                     JUNE 30, 2008               DECEMBER 31,
ADVISOR CLASS                                                                         (UNAUDITED)           2007        2006 (a)
                                                                                   ----------------       --------      --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........................................   $          11.59       $  10.90      $  10.00
                                                                                   ----------------       --------      --------
Income from investment operations (b):
   Net investment income (loss) (c,d) ..........................................                 -- (e)       0.49          0.12
   Net realized and unrealized gains (losses) ..................................              (1.13)          0.78          0.95
                                                                                   ----------------       --------      --------
Total from investment operations ...............................................              (1.13)          1.27          1.07
                                                                                   ----------------       --------      --------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...                 -- (e)      (0.19)        (0.14)
   Net realized gains ..........................................................              (0.36)         (0.39)        (0.03)
                                                                                   ----------------       --------      --------
Total distributions ............................................................              (0.36)         (0.58)        (0.17)
                                                                                   ----------------       --------      --------
Redemption fees ................................................................                 -- (e)         -- (e)        --
                                                                                   ----------------       --------      --------
Net asset value, end of period .................................................   $          10.10       $  11.59      $  10.90
                                                                                   ----------------       --------      --------

Total return (f) ...............................................................              (9.71)%        11.65%        10.72%

RATIOS TO AVERAGE NET ASSETS (g)
Expenses before waiver and payments by affiliates (h) ..........................               3.01%          6.54%        12.80%
Expenses net of waiver and payments by affiliates (h) ..........................               0.17%          0.15%         0.15%
Net investment income (loss) (d) ...............................................              (0.08)%         2.02%         2.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................   $            189       $    164      $     17
Portfolio turnover rate ........................................................               1.04%         24.40%         8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)   Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)   Amount rounds to less than $0.01 per share.

(f)   Total return is not annualized for periods less than one year.

(g)   Ratios are annualized for periods less than one year.

(h) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.87% for the period ended June 30, 2008.

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 55

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                               SHARES       VALUE
--------------------------------------------------                              --------   -----------
    INVESTMENTS IN UNDERLYING FUNDS 99.2% (a)
    DOMESTIC EQUITY 69.2%
(b) Franklin Flex Cap Growth Fund, Advisor Class ............................     19,329   $   864,191
(b) Franklin Growth Opportunities Fund, Advisor Class .......................     12,071       245,520
    Franklin MicroCap Value Fund, Advisor Class .............................      5,453       169,464
    Franklin Natural Resources Fund, Advisor Class ..........................      5,676       305,733
(b) Franklin Small Cap Growth Fund, Advisor Class ...........................     80,100       728,909
    Mutual Shares Fund, Class Z .............................................     43,517       943,886
                                                                                           -----------
                                                                                             3,257,703
                                                                                           -----------

    FOREIGN EQUITY 30.0%
    Franklin Global Real Estate Fund, Advisor Class .........................     15,917       135,290
    Franklin Gold and Precious Metals Fund, Advisor Class ...................      5,853       241,887
    Mutual European Fund, Class Z ...........................................     22,332       507,382
    Templeton China World Fund, Advisor Class ...............................      6,732       244,523
    Templeton Foreign Fund, Advisor Class ...................................     26,453       280,668
                                                                                           -----------
                                                                                             1,409,750
                                                                                           -----------

    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENT
      (COST $5,044,311) .....................................................                4,667,453
                                                                                           -----------
    SHORT TERM INVESTMENT (COST $22,697) 0.5%
    MONEY MARKET FUND 0.5%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% ....     22,697        22,697
                                                                                           -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $5,067,008) 99.7%  ..........                4,690,150
    OTHER ASSETS, LESS LIABILITIES 0.3% .....................................                   14,317
                                                                                           -----------
    NET ASSETS 100.0%  ......................................................              $ 4,704,467
                                                                                           -----------

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing for the twelve months ended June 30, 2008.

(c)   The rate shown is the annualized seven-day yield at period end.

56 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    2015 RETIREMENT     2025 RETIREMENT       2035 RETIREMENT     2045 RETIREMENT
                                                      TARGET FUND         TARGET FUND           TARGET FUND         TARGET FUND
                                                  ------------------   ------------------   ------------------   ------------------
Assets:
   Investments in Underlying Funds (Note 6):
     Cost ......................................  $       17,911,162   $       15,167,461   $        8,595,681   $        5,067,008
                                                  ------------------   ------------------   ------------------   ------------------
     Value .....................................  $       17,056,762   $       14,044,528   $        7,915,758   $        4,690,150
   Receivables:
     Capital shares sold .......................             152,198               55,963               91,185               32,323
     Affiliates ................................              32,639               41,799               47,488               47,249
                                                  ------------------   ------------------   ------------------   ------------------
        Total assets ...........................          17,241,599           14,142,290            8,054,431            4,769,722
                                                  ------------------   ------------------   ------------------   ------------------

Liabilities:
   Payables:
     Capital shares redeemed ...................               6,191                3,532                3,471                3,501
     Distributions to shareholders .............              38,630               29,365               37,061               41,592
     Reports to shareholders ...................               4,230                4,849                4,119                4,094
     Professional fees .........................              15,823               15,291               15,425               15,489
   Accrued expenses and other liabilities ......               2,330                5,173                4,211                  579
                                                  ------------------   ------------------   ------------------   ------------------
        Total liabilities ......................              67,204               58,210               64,287               65,225
                                                  ------------------   ------------------   ------------------   ------------------
          Net assets, at value .................  $       17,174,395   $       14,084,080   $        7,990,144   $        4,704,467
                                                  ------------------   ------------------   ------------------   ------------------
Net assets consist of:
   Paid-in capital .............................  $       18,031,987   $       15,219,972   $        8,718,714   $        5,109,149
   Undistributed net investment income (loss)...                 722               11,678              (11,395)              (9,722)
   Net unrealized appreciation (depreciation)...            (854,400)          (1,122,933)            (679,923)            (376,858)
   Accumulated net realized gain (loss) ........              (3,914)             (24,637)             (37,252)             (18,102)
                                                  ------------------   ------------------   ------------------   ------------------
          Net assets, at value .................  $       17,174,395   $       14,084,080   $        7,990,144   $        4,704,467
                                                  ------------------   ------------------   ------------------   ------------------

   Semiannual Report | The accompanying notes are an integral part of these
                             financial statements. | 57

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2008 (unaudited)

                                                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT      2045 RETIREMENT
                                                       TARGET FUND         TARGET FUND          TARGET FUND           TARGET FUND
                                                  ------------------   ------------------   ------------------   ------------------
CLASS A:
   Net assets, at value ........................  $        9,122,783   $       11,393,410   $        5,909,068   $        3,448,020
                                                  ------------------   ------------------   ------------------   ------------------
   Shares outstanding ..........................             878,681            1,116,729              582,015              342,592
                                                  ------------------   ------------------   ------------------   ------------------
   Net asset value per share (a) ...............  $            10.38   $            10.20   $            10.15   $            10.06
                                                  ------------------   ------------------   ------------------   ------------------
   Maximum offering price per share
     (net asset value per share / 94.25%) ......  $            11.01   $            10.82   $            10.77   $            10.67
                                                  ------------------   ------------------   ------------------   ------------------
CLASS C:
   Net assets, at value ........................  $        6,660,241   $        1,967,619   $        1,452,059   $          763,841
                                                  ------------------   ------------------   ------------------   ------------------
   Shares outstanding ..........................             645,961              194,172              144,800               76,768
                                                  ------------------   ------------------   ------------------   ------------------
   Net asset value and maximum offering price
     per share (a) .............................  $            10.31   $            10.13   $            10.03   $             9.95
                                                  ------------------   ------------------   ------------------   ------------------
CLASS R:
   Net assets, at value ........................  $        1,170,836   $          239,981   $          355,332   $          303,383
                                                  ------------------   ------------------   ------------------   ------------------
   Shares outstanding ..........................             113,020               23,581               35,131               30,247
                                                  ------------------   ------------------   ------------------   ------------------
   Net asset value and maximum offering price
     per share (a) .............................  $            10.36   $            10.18   $            10.11   $            10.03
                                                  ------------------   ------------------   ------------------   ------------------
ADVISOR CLASS:
   Net assets, at value ........................  $          220,535   $          483,070   $          273,685   $          189,223
                                                  ------------------   ------------------   ------------------   ------------------
   Shares outstanding ..........................              21,199               47,262               26,863               18,741
                                                  ------------------   ------------------   ------------------   ------------------
   Net asset value and maximum offering price
     per share (a) .............................  $            10.40   $            10.22   $            10.19   $            10.10
                                                  ------------------   ------------------   ------------------   ------------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

58 | The accompanying notes are an integral part of these
                             financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2008 (unaudited)

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                   2015 RETIREMENT      2025 RETIREMENT       2035 RETIREMENT       2045 RETIREMENT
                                                    TARGET FUND          TARGET FUND           TARGET FUND           TARGET FUND
                                                 ------------------   ------------------    ------------------   ------------------
Investment income:
      Dividends from Underlying Funds
           (Note 6) .........................   $         107,387     $           53,051    $            9,741   $            1,821
      Interest ..............................                 924                    190                   156                   --
                                                 ----------------     ------------------    ------------------   ------------------
                Total investment income .....             108,311                 53,241                 9,897                1,821
                                                 ----------------     ------------------    ------------------   ------------------
Expenses:
      Asset allocation fees (Note 3a) .......              15,850                 14,374                 8,486                4,927
      Distribution fees: (Note 3c) ..........
           Class A ..........................              11,231                 14,947                 7,670                4,546
           Class C ..........................              24,966                  7,209                 6,417                3,024
           Class R ..........................               2,875                    562                   768                  562
      Transfer agent fees (Note 3e) .........               7,624                 10,469                10,471               10,746
      Reports to shareholders ...............               7,336                  8,282                 7,021                5,610
      Registration and filing fees ..........              34,657                 31,328                30,388               26,159
      Professional fees .....................              13,882                 12,836                12,664               12,519
      Trustees' fees and expenses ...........                 235                    120                    78                   17
      Other .................................                 648                    635                   583                  401
                                                 ----------------     ------------------    ------------------   ------------------
                Total expenses ..............             119,304                100,762                84,546               68,511
                Expenses waived/paid by
                 affiliates (Note 3f) .......             (65,814)               (66,680)              (63,166)             (56,984)
                                                 ----------------     ------------------    ------------------   ------------------
                         Net expenses .......              53,490                 34,082                21,380               11,527
                                                 ----------------     ------------------    ------------------   ------------------
                            Net investment
                             income (loss) ..              54,821                 19,159               (11,483)              (9,706)
                                                 ----------------     ------------------    ------------------   ------------------
Realized and unrealized gains (losses):
      Net realized gain (loss) from sale of
           investments in Underlying Funds ..              (1,004)                  (263)              (27,834)              (5,554)
      Net change in unrealized appreciation
           (depreciation) on investments in
           Underlying Funds .................            (755,023)              (961,007)             (604,404)            (376,160)
                                                 ----------------     ------------------    ------------------   ------------------
Net realized and unrealized gain (loss) .....            (756,027)              (961,270)             (632,238)            (381,714)
                                                 ----------------     ------------------    ------------------   ------------------
Net increase (decrease) in net assets
      resulting from operations .............    $       (701,206)    $         (942,111)   $         (643,721)  $         (391,420)
                                                 ----------------     ------------------    ------------------   ------------------

   Semiannual Report | The accompanying notes are an integral part of these
                              financial statements | 59

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FRANKLIN TEMPLETON 2015                  FRANKLIN TEMPLETON 2025
                                                              RETIREMENT TARGET FUND                   RETIREMENT TARGET FUND
                                                      SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                        JUNE 30, 2008         YEAR ENDED        JUNE 30, 2008          YEAR ENDED
                                                         (UNAUDITED)      DECEMBER 31, 2007      (UNAUDITED)      DECEMBER 31, 2007
                                                      ----------------    -----------------   ----------------    -----------------
Increase (decrease) in net assets:
      Operations:
           Net investment income ..................   $         54,821    $         122,203   $         19,159      $       118,086
           Net realized gain (loss) from
                Underlying Funds ..................             (1,004)             303,497               (263)             391,470
           Net change in unrealized appreciation
                (depreciation) on investments in
                Underlying Funds ..................           (755,023)            (132,654)          (961,007)            (195,462)
                                                      ----------------    -----------------   ----------------    -----------------
                     Net increase (decrease) in
                      net assets resulting
                          from operations .........            (701,206)             293,046           (942,111)             314,094
                                                      ----------------    -----------------   ----------------    -----------------
      Distributions to shareholders from:
           Net investment income and short term
             gains received from Underlying Funds:
                     Class A ......................            (38,279)             (89,066)            (9,290)            (116,293)
                     Class C ......................            (13,005)             (31,491)              --                (15,006)
                     Class R ......................             (4,251)             (17,779)              (159)              (2,899)
                     Advisor Class ................               (978)                (736)              (556)              (7,148)
           Net realized gains:
                     Class A ......................           (143,914)             (42,032)          (294,602)             (81,106)
                     Class C ......................           (107,235)             (12,628)           (51,039)              (9,526)
                     Class R ......................            (18,739)              (7,035)            (6,089)              (1,831)
                     Advisor Class ................             (3,513)                (438)           (12,457)              (3,157)
                                                      ----------------    -----------------   ----------------    -----------------
      Total distributions to shareholders .........           (329,914)            (201,205)          (374,192)            (236,966)
                                                      ----------------    -----------------   ----------------    -----------------
      Capital share transactions: (Note 2)
                     Class A ......................          4,478,194            3,834,014          5,501,500            5,156,687
                     Class C ......................          4,751,475            2,150,974          1,041,626            1,061,155
                     Class R ......................            194,542            1,040,251             75,655              166,698
                     Advisor Class ................            195,200               10,740            119,348              377,760
                                                      ----------------    -----------------   ----------------    -----------------
      Total capital share transactions ............          9,619,411            7,035,979          6,738,129            6,762,300
                                                      ----------------    -----------------   ----------------    -----------------
      Redemption fees .............................                112                   41                219                  157
                                                      ----------------    -----------------   ----------------    -----------------
                     Net increase (decrease) in
                          net assets ..............          8,588,403            7,127,861          5,422,045            6,839,585
Net assets:
      Beginning of period .........................          8,585,992            1,458,131          8,662,035            1,822,450
                                                      ----------------    -----------------   ----------------    -----------------
      End of period ...............................   $     17,174,395    $       8,585,992   $     14,084,080      $     8,662,035
                                                      ----------------    -----------------   ----------------    -----------------
Undistributed net investment income
      included in net assets:
           End of period ..........................   $            722    $           2,414   $         11,678      $         2,524
                                                      ----------------    -----------------   ----------------    -----------------

60 | The accompanying notes are an integral part of these
                    financial statements | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            FRANKLIN TEMPLETON 2035                  FRANKLIN TEMPLETON 2045
                                                             RETIREMENT TARGET FUND                   RETIREMENT TARGET FUND
                                                      SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                       JUNE 30, 2008          YEAR ENDED        JUNE 30, 2008         YEAR ENDED
                                                        (UNAUDITED)       DECEMBER 31, 2007       (UNAUDITED)      DECEMBER 31, 2007
                                                      ----------------    -----------------    ----------------    -----------------
Increase (decrease) in net assets:
      Operations:
           Net investment income (loss) ..........    $        (11,483)   $          54,544    $         (9,706)   $         33,275
           Net realized gain (loss) from
                Underlying Funds .................             (27,834)             269,980              (5,554)            177,675
           Net change in unrealized appreciation
                (depreciation) on investments in
                Underlying Funds .................            (604,404)            (116,810)           (376,160)            (42,627)
                                                      ----------------    -----------------    ----------------    ----------------
                     Net increase (decrease) in
                       net assets resulting from
                       operations ................            (643,721)             207,714            (391,420)            168,323
                                                      ----------------    -----------------    ----------------    ----------------
      Distributions to shareholders from:
           Net investment income and short term
                gains received from Underlying
                 Funds:
                     Class A .....................                (966)             (50,435)               (848)            (33,285)
                     Class C .....................                (270)             (13,163)               (163)             (5,813)
                     Class R .....................                 (65)              (4,205)                (63)             (2,128)
                     Advisor Class ...............                 (29)              (1,855)                (43)             (2,578)
           Net realized gains:
                     Class A .....................            (183,422)             (52,659)           (120,349)            (57,461)
                     Class C .....................             (45,412)             (10,159)            (26,725)             (5,731)
                     Class R .....................             (10,162)              (3,259)            (10,466)             (2,945)
                     Advisor Class ...............              (8,438)              (2,845)             (6,548)             (1,299)
                                                      ----------------    -----------------    ----------------    ----------------
      Total distributions to shareholders ........            (248,764)            (138,580)           (165,205)           (111,240)
                                                      ----------------    -----------------    ----------------    ----------------
      Capital share transactions: (Note 2)
                     Class A .....................           2,804,085            2,512,921           1,422,279           1,203,127
                     Class C .....................             523,785            1,061,051             365,286             421,465
                     Class R .....................              84,650              286,076             174,995             148,108
                     Advisor Class ...............             173,956               56,592              49,014             154,787
                                                      ----------------    -----------------    ----------------    ----------------
      Total capital share transactions ...........           3,586,476            3,916,640           2,011,574           1,927,487
                                                      ----------------    -----------------    ----------------    ----------------
      Redemption fees ............................                 102                  324                  26                   4
                                                      ----------------    -----------------    ----------------    ----------------
                     Net increase (decrease) in
                          net assets .............           2,694,093            3,986,098           1,454,975           1,984,574
Net assets:
      Beginning of period ........................           5,296,051            1,309,953           3,249,492           1,264,918
                                                      ----------------    -----------------    ----------------    ----------------
      End of period ..............................    $      7,990,144    $       5,296,051    $      4,704,467    $      3,249,492
                                                      ----------------    -----------------    ----------------    ----------------
Undistributed net investment income (loss)
      included in net assets:
           End of period .........................    $        (11,395)   $           1,418    $         (9,722)   $          1,101
                                                      ----------------    -----------------    ----------------    ----------------

Semiannual Report | The accompanying notes are an integral part of these
                           financial statements | 61

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and have determined that no provision for income tax is required in the Funds' financial statements.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

62 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

f. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

                                                          Semiannual Report | 63

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                                          FRANKLIN TEMPLETON        FRANKLIN TEMPLETON
                                                           2015 RETIREMENT            2025 RETIREMENT
                                                             TARGET FUND                TARGET FUND
                                                        SHARES       AMOUNT        SHARES      AMOUNT
                                                        -------   ------------    -------    -----------
CLASS A SHARES:
Six months ended June 30, 2008
     Shares sold .....................................  445,806   $  4,828,332    542,069    $ 5,860,624
     Shares issued in reinvestment of distributions ..   15,104        156,648     27,052        275,874
     Shares redeemed .................................  (46,465)      (506,786)   (59,607)      (634,998)
                                                        -------   ------------    -------    -----------
     Net increase (decrease) .........................  414,445   $  4,478,194    509,514    $ 5,501,500
                                                        -------   ------------    -------    -----------
Year ended December 31, 2007
     Shares sold......................................  349,875   $  3,984,778    488,498    $ 5,580,914
     Shares issued in reinvestment of distributions ..    8,114         92,217     13,553        155,750
     Shares redeemed .................................  (21,395)      (242,981)   (52,414)      (579,977)
                                                        -------   ------------    -------    -----------
     Net increase (decrease) .........................  336,594   $  3,834,014    449,637    $ 5,156,687
                                                        -------   ------------    -------    -----------
CLASS C SHARES:
Six months ended June 30, 2008
     Shares sold .....................................  500,559   $  5,307,254     98,728    $ 1,058,589
     Shares issued in reinvestment of distributions ..   10,111        104,226      4,856         49,190
     Shares redeemed .................................  (60,920)      (660,005)    (6,272)       (66,153)
                                                        -------   ------------    -------    -----------
     Net increase (decrease) .........................  449,750   $  4,751,475     97,312    $ 1,041,626
                                                        -------   ------------    -------    -----------
Year ended December 31, 2007
     Shares sold .....................................  213,584   $  2,410,848     95,440    $ 1,102,577
     Shares issued in reinvestment of distributions ..    3,651         41,268      2,077         23,770
     Shares redeemed .................................  (26,962)      (301,142)    (5,644)       (65,192)
                                                        -------   ------------    -------    -----------
     Net increase (decrease) .........................  190,273   $  2,150,974     91,873    $ 1,061,155
                                                        -------   ------------    -------    -----------
CLASS R SHARES:
Six months ended June 30, 2008
     Shares sold......................................   22,722   $    240,815      9,369    $   100,655
     Shares issued in reinvestment of distributions ..   2,220         22,990        587          5,970
     Shares redeemed .................................   (6,472)       (69,263)    (2,846)       (30,970)
                                                        -------   ------------    -------    -----------
     Net increase (decrease) .........................   18,470   $    194,542      7,110    $    75,655
                                                        -------   ------------    -------    -----------
Year ended December 31, 2007
     Shares sold .....................................   95,945   $  1,067,714     14,340    $   162,416
     Shares issued in reinvestment of distributions ..    2,189         24,812        376          4,314
     Shares redeemed .................................   (4,584)       (52,275)        (3)           (32)
                                                        -------   ------------    -------    -----------
     Net increase (decrease) .........................   93,550   $  1,040,251     14,713    $   166,698
                                                        -------   ------------    -------    -----------

64 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                          FRANKLIN TEMPLETON      FRANKLIN TEMPLETON
                                                           2015 RETIREMENT          2025 RETIREMENT
                                                             TARGET FUND              TARGET FUND
                                                        SHARES       AMOUNT      SHARES       AMOUNT
                                                        -------     ---------   ---------   -----------
ADVISOR CLASS SHARES:
Six months ended June 30, 2008
    Shares sold ......................................   18,900     $ 201,721       9,632     $ 106,620
    Shares issued in reinvestment of distributions ...      409         4,258       1,246        12,728
    Shares redeemed ..................................     (968)      (10,779)         --            --
                                                        -------     ---------   ---------   -----------
    Net increase (decrease) ..........................   18,341     $ 195,200      10,878     $ 119,348
                                                        -------     ---------   ---------   -----------
Year ended December 31, 2007
    Shares sold ......................................      949     $  10,200      40,489     $ 477,407
    Shares issued in reinvestment of distributions ...       66           755         857         9,849
    Shares redeemed ..................................      (19)         (215)     (9,694)     (109,496)
                                                        -------     ---------   ---------   -----------
    Net increase (decrease) ..........................      996     $  10,740      31,652     $ 377,760
                                                        -------     ---------   ---------   -----------

                                                            FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                                             2035 RETIREMENT           2045 RETIREMENT
                                                               TARGET FUND               TARGET FUND
                                                         SHARES         AMOUNT        SHARES        AMOUNT
                                                         -------     -----------     -------     -----------
CLASS A SHARES:
Six months ended June 30, 2008
     Shares sold .....................................   300,570     $ 3,265,457     144,089     $ 1,560,194
     Shares issued in reinvestment of distributions ..    15,028         152,516       8,491          85,420
     Shares redeemed .................................   (57,327)       (613,888)    (20,762)       (223,335)
                                                         -------     -----------     -------     -----------
     Net increase (decrease) .........................   258,271     $ 2,804,085     131,818     $ 1,422,279
                                                         -------     -----------     -------     -----------
Year ended December 31, 2007
     Shares sold .....................................   225,018     $ 2,619,493     106,830     $ 1,245,860
     Shares issued in reinvestment of distributions ..     5,002          58,354       3,171          36,890
     Shares redeemed .................................   (13,914)       (164,926)     (6,631)        (79,623)
                                                         -------     -----------     -------     -----------
     Net increase (decrease) .........................   216,106     $ 2,512,921     103,370     $ 1,203,127
                                                         -------     -----------     -------     -----------
CLASS C SHARES:
Six months ended June 30, 2008
     Shares sold .....................................    53,310     $   570,862      33,609     $   359,140
     Shares issued in reinvestment of distributions...     4,076          40,885       2,169          21,577
     Shares redeemed .................................    (8,282)        (87,962)     (1,427)        (15,431)
                                                         -------     -----------     -------     -----------
     Net increase (decrease) .........................    49,104     $   523,785      34,351     $   365,286
                                                         -------     -----------     -------     -----------
Year ended December 31, 2007
     Shares sold .....................................    89,429     $ 1,049,217      37,380     $   434,652
     Shares issued in reinvestment of distributions ..     1,859          21,536         848           9,798
     Shares redeemed .................................      (822)         (9,702)     (1,957)        (22,985)
                                                         -------     -----------     -------     -----------
     Net increase (decrease) .........................    90,466     $ 1,061,051      36,271     $   421,465
                                                         -------     -----------     -------     -----------

                                                          Semiannual Report | 65

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                           FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                            2035 RETIREMENT        2045 RETIREMENT
                                                              TARGET FUND            TARGET FUND
                                                         SHARES      AMOUNT      SHARES     AMOUNT
                                                         ------    ---------    -------    ---------
CLASS R SHARES:
Six months ended June 30, 2008
    Shares sold .....................................    11,423    $ 123,070     15,806    $ 169,051
    Shares issued in reinvestment of distributions ..       979        9,901      1,001       10,038
    Shares redeemed .................................    (4,365)     (48,321)      (403)      (4,094)
                                                         ------    ---------    -------    ---------
    Net increase (decrease) .........................     8,037    $  84,650     16,404    $ 174,995
                                                         ------    ---------    -------    ---------
Year ended December 31, 2007
    Shares sold .....................................    24,371    $ 279,217     12,508    $ 145,703
    Shares issued in reinvestment of distributions ..       602        7,005        389        4,524
    Shares redeemed .................................       (12)        (146)      (175)      (2,119)
                                                         ------    ---------    -------    ---------
    Net increase (decrease) .........................    24,961    $ 286,076     12,722    $ 148,108
                                                         ------    ---------    -------    ---------
ADVISOR CLASS SHARES:
Six months ended June 30, 2008
    Shares sold .....................................    16,266    $ 170,815      5,222    $  56,286
    Shares issued in reinvestment of distributions ..       799        8,141        617        6,227
    Shares redeemed .................................      (444)      (5,000)    (1,260)     (13,499)
                                                         ------    ---------    -------    ---------
    Net increase (decrease) .........................    16,621    $ 173,956      4,579    $  49,014
                                                         ------    ---------    -------    ---------
Year ended December 31, 2007
    Shares sold .....................................     5,961    $  68,751     12,616    $ 154,574
    Shares issued in reinvestment of distributions ..       360        4,217        284        3,300
    Shares redeemed .................................    (1,463)     (16,376)      (261)      (3,087)
                                                         ------    ---------    -------    ---------
    Net increase (decrease) .........................     4,858    $  56,592     12,639    $ 154,787
                                                         ------    ---------    -------    ---------

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:


SUBSIDIARY                                               AFFILIATION
---------------------------------                        ----------------------------------
Franklin Advisers, Inc. (Advisers)                       Investment manager
Franklin Templeton Services, LLC (FT Services)           Administrative manager
Templeton Distributors, Inc. (Distributors)              Principal underwriter
Templeton Investor Services, LLC (Investor Services)     Transfer agent

66 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

a. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

b. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............   0.35%
Class C ...............   1.00%
Class R ...............   0.50%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of August 1, 2007 through January 31, 2009.

d. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                         FRANKLIN        FRANKLIN       FRANKLIN         FRANKLIN
                                                         TEMPLETON      TEMPLETON      TEMPLETON        TEMPLETON
                                                            2015           2025          2035              2045
                                                         RETIREMENT    RETIREMENT     RETIREMENT       RETIREMENT
                                                        TARGET FUND    TARGET FUND    TARGET FUND      TARGET FUND
                                                        -----------    -----------    ------------    -------------
Sales charges retained net of commissions paid to
unaffiliated broker/dealers .........................   $     8,046    $    12,867    $      7,774    $       5,494
Contingent deferred sales charges retained ..........   $       211    $       196    $        215    $          30

                                                          Semiannual Report | 67

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

e. TRANSFER AGENT FEES

For the period ended June 30, 2008, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:


                            FRANKLIN     FRANKLIN       FRANKLIN       FRANKLIN
                           TEMPLETON     TEMPLETON     TEMPLETON      TEMPLETON
                              2015          2025          2035          2045
                           RETIREMENT    RETIREMENT    RETIREMENT     RETIREMENT
                          TARGET FUND   TARGET FUND   TARGET FUND    TARGET FUND
                          -----------   -----------   -----------    -----------
Transfer agent fees ...   $     5,422   $     7,564   $     7,905    $     8,156

f. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers and Investor Services have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2009. Total expenses waived or paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

g. OTHER AFFILIATED TRANSACTIONS

At June 30, 2008, Advisers owned a percentage of the Funds' outstanding shares as listed below:


 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
   2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT     2045 RETIREMENT
     TARGET FUND          TARGET FUND          TARGET FUND         TARGET FUND
 ------------------   ------------------   ------------------   ------------------
        5.85%                7.02%               12.30%               20.92%

4. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 FRANKLIN       FRANKLIN         FRANKLIN      FRANKLIN
                                                TEMPLETON       TEMPLETON        TEMPLETON     TEMPLETON
                                                   2015           2025              2035         2045
                                                RETIREMENT      RETIREMENT      RETIREMENT    RETIREMENT
                                               TARGET FUND     TARGET FUND     TARGET FUND    TARGET FUND
                                               ------------    ------------    ------------   -----------
Cost of investments .........................  $ 17,914,992    $ 15,192,071    $ 8,632,874    $ 5,084,769
                                               ------------    ------------    ------------   ------------

Unrealized appreciation .....................  $    196,906    $    200,254    $   135,587    $    97,511
Unrealized depreciation .....................    (1,055,136)     (1,347,797)      (852,703)      (492,130)
                                               ------------    ------------    ------------   ------------
Net unrealized appreciation (depreciation) ..  $   (858,230)   $ (1,147,543)   $  (717,116)   $  (394,619)
                                               ------------    ------------    ------------   ------------

68 | Semiannual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2008, were as follows:

                                FRANKLIN       FRANKLIN         FRANKLIN       FRANKLIN
                               TEMPLETON       TEMPLETON       TEMPLETON       TEMPLETON
                                 2015            2025            2035             2045
                              RETIREMENT       RETIREMENT     RETIREMENT       RETIREMENT
                              TARGET FUND     TARGET FUND     TARGET FUND     TARGET FUND
                             -------------   -------------   -------------   -------------
Purchases................    $   8,891,981   $   6,111,217   $   3,526,367   $   1,950,799
Sales....................    $      65,476   $      28,589   $     150,438   $      41,000

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2008, the Funds held no positions which exceed 5% of the Underlying Funds' shares outstanding.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

                                                          Semiannual Report | 69

Franklin Templeton Fund Allocator Series

7. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

70 | Semiannual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

                                                          Semiannual Report | 71

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2007, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2020 funds as selected by Lipper. The Fund has been in operation for only one full year at the date of the Lipper report, which showed its income return to be in the lowest quintile of its performance universe, and its total return

72 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

to be in the highest quintile of its performance universe. While noting that the Fund's brief period of existence limited the meaningfulness of its performance record, the Board was satisfied with this performance.

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030 funds as selected by Lipper. The Fund had been in operation for only one full year at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe, and its total return to be in the highest quintile of its performance universe. While noting that the Fund's brief period of existence limited the meaningfulness of its performance record, the Board was satisfied with this performance.

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030+ funds as selected by Lipper. The Fund has been in operation for only one full year at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe, and its total return to be in the highest quintile of its performance universe. While noting that the Fund's brief period of existence limited the meaningfulness of its performance record, the Board was satisfied with this performance.

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030+ funds as selected by Lipper. The Fund has been in operation for only one full year at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe, and its total return to be in the highest quintile of its performance universe. While noting that the Fund's brief period of existence limited the meaningfulness of its performance record, the Board was satisfied with this performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted that the Funds pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly

                                                          Semiannual Report | 73

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

charged to each Fund as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. The Lipper reports for each of Franklin Templeton 2015, 2025, 2035 and 2045 Retirement Target Funds showed the contractual management fee rate to be at the expense group median with actual total expense ratios to be within 3 to 7 basis points above the medians of their respective expense groups. The Board believed the expenses of each Fund were acceptable taking into account the fee waivers and expense reimbursements applicable to each of them.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each Fund. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage

74 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. With the exception of Templeton Global Long Short Fund, which has a performance adjusted base fee, the fees charged all the underlying funds in which the Funds may invest provide for management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the schedule of fees under their investment management agreements provides a sharing of benefits with a Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                          Semiannual Report | 75

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[FRANKLIN TEMPLETON INVESTMENTS LOGO]            One Franklin Parkway
                                                 San Mateo, CA 94403-1906

-    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
     Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.


(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and
Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008